NATIONS
FUND
MUNICIPAL
BOND
FUNDS

SEMI ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 1996

                                                                   [NATIONS
                                                                     FUND
                                                                     LOGO]

    NOT
    FDIC-                                MAY LOSE VALUE
    INSURED                              NO BANK GUARANTEE

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUND INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

                               TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                  ----
SHAREHOLDER LETTER..............................................................................    1
FINANCIAL STATEMENTS:
  SCHEDULE OF INVESTMENTS:
     Short-Term Municipal Income Fund...........................................................    3
     Intermediate Municipal Bond Fund...........................................................    6
     Municipal Income Fund......................................................................   10
     Florida Intermediate Municipal Bond Fund...................................................   14
     Florida Municipal Bond Fund................................................................   17
     Georgia Intermediate Municipal Bond Fund...................................................   19
     Georgia Municipal Bond Fund................................................................   22
     Maryland Intermediate Municipal Bond Fund..................................................   24
     Maryland Municipal Bond Fund...............................................................   27
     North Carolina Intermediate Municipal Bond Fund............................................   30
     North Carolina Municipal Bond Fund.........................................................   32
     South Carolina Intermediate Municipal Bond Fund............................................   34
     South Carolina Municipal Bond Fund.........................................................   37
     Tennessee Intermediate Municipal Bond Fund.................................................   39
     Tennessee Municipal Bond Fund..............................................................   41
     Texas Intermediate Municipal Bond Fund.....................................................   43
     Texas Municipal Bond Fund..................................................................   45
     Virginia Intermediate Municipal Bond Fund..................................................   47
     Virginia Municipal Bond Fund...............................................................   51
  STATEMENTS OF ASSETS AND LIABILITIES..........................................................   54
  STATEMENTS OF OPERATIONS......................................................................   62
  STATEMENTS OF CHANGES IN NET ASSETS...........................................................   66
  SCHEDULE OF CAPITAL STOCK ACTIVITY............................................................   74
FINANCIAL HIGHLIGHTS:
     Short-Term Municipal Income Fund...........................................................   82
     Intermediate Municipal Bond Fund...........................................................   82
     Municipal Income Fund......................................................................   84
     Florida Intermediate Municipal Bond Fund...................................................   84
     Florida Municipal Bond Fund................................................................   86
     Georgia Intermediate Municipal Bond Fund...................................................   86
     Georgia Municipal Bond Fund................................................................   88
     Maryland Intermediate Municipal Bond Fund..................................................   88
     Maryland Municipal Bond Fund...............................................................   90
     North Carolina Intermediate Municipal Bond Fund............................................   90
     North Carolina Municipal Bond Fund.........................................................   92
     South Carolina Intermediate Municipal Bond Fund............................................   92
     South Carolina Municipal Bond Fund.........................................................   94
     Tennessee Intermediate Municipal Bond Fund.................................................   94
     Tennessee Municipal Bond Fund..............................................................   96
     Texas Intermediate Municipal Bond Fund.....................................................   96
     Texas Municipal Bond Fund..................................................................   98
     Virginia Intermediate Municipal Bond Fund..................................................   98
     Virginia Municipal Bond Fund...............................................................  100
  NOTES TO FINANCIAL STATEMENTS.................................................................  102

NATIONS FUND

DEAR SHAREHOLDER:

Financial assets, particularly U.S. equity securities, have continued to produce solid returns through the first nine months of 1996. As we anticipated six months ago, the returns have been less spectacular than in 1995 and have been accompanied by greater volatility. After selling off sharply in the first part of the year, taxable bonds have traded in a broad range for the past six months. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts. International equity securities have produced positive returns, although these equities have generally lagged their domestic counterparts.

Throughout the current year, investors have had no lack of issues to worry about -- the level of economic activity, Federal Reserve Board (the "Fed") policies, corporate profits, inflation and domestic politics. Despite the periodic worries, none of these issues have manifested themselves into overwhelming problems. The economy has neither accelerated at an unacceptable pace, nor fallen into recession. The Fed's policies have been steady. Corporate profits have not achieved 1995's strong gains, but have increased at a reasonable pace. Inflation remains tame, despite strong job growth and low unemployment. Moreover, the political season has done little to unsettle the markets. Despite the election year, Congress produced a timely and sensible budget for fiscal year 1997.

Outside the U.S. there is much less concern about economies overheating. In both Europe and Japan, the focus has been on stimulating economic growth and, to this end, governments have been following loose monetary policies. Provided earnings continue their strong recovery in these regions, the environment for foreign equity securities looks very encouraging. Pacific Rim economies have slowed this year from the exceptionally strong growth over the past few years. Although the region's slower growth in exports along with tighter monetary policies have had a negative impact on certain markets, they also have reduced the overheating inflationary problems which occurred across the region as a result of the exceptional growth.

Looking ahead, there are strong prospects for a return to higher growth in Asia next year as central banks begin to ease monetary policies and economic activity picks up outside Asia, particularly in Europe and Japan. Unlike in the U.S., bond yields have actually fallen in many overseas markets and equity valuations remain generally low in relation to bonds.

The final months of 1996 and the early part of 1997 are unlikely to bring closure to any of the issues described above. Investors will continue to be edgy about the prospects for the U.S. economy, inflation and profits. Moreover, we will continue to hear strong opinions expressed on the future course of the Fed, and the political landscape after the election. Despite all the worries and rhetoric, we think the pattern of the last several years will continue to hold true. Investor apprehension will, from time to time, lead to market volatility. However, moderate economic growth, stable inflation and modest profits should, in our view, produce a reasonable investment environment as we move into the new year.

Sincerely,
/s/ A. Max Walker
A. Max Walker
President and Chairman
of the Board

September 30, 1996

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family is designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.
                         [RISK/RETURN SPECTRUM* GRAPH]

For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.
---------------

* The Nations Fund family includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the S&P 500 Index, and Nations Managed Index Fund, which seeks, over the long-term to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500.

  NATIONS FUND
  Nations Short-Term Municipal Income Fund
 -------------------------------------------------------------------------------
     SCHEDULE OF INVESTMENTS                      SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.9%
             ALASKA -- 5.6%
$1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan Revenue,
               Series A, AMT,
               4.900% 07/01/00......   Aaa      AAA    $   999,250
 1,000,000   North Slope Borough,
               Alaska, Capital
               Appreciation, GO,
               Series B, (MBIA
               Insured),
               Zero coupon
               06/30/99+............   Aaa      AAA        879,240
 2,000,000   North Slope Borough,
               Alaska, GO, Series B,
               (CGIC Insured),
               6.100% 06/30/99......   Aaa      AAA      2,085,940
                                                       -----------
                                                         3,964,430
                                                       -----------
             ARIZONA -- 2.9%
 2,000,000   Arizona State
               Transportation Board,
               Excise Tax Revenue,
               (Maricopa County
               Regional Area Road
               Fund),
               7.200% 07/01/97......   Aa       AA-      2,045,920
                                                       -----------
             CALIFORNIA -- 5.7%
 2,000,000   Santa Barbara County,
               California, Tax and
               Revenue Anticipation
               Notes, Series A,
               4.750% 10/01/97......   NR       Sp1+     2,016,900
 1,945,000   University of
               California, Hospital
               Revenue, Refunding,
               (UCLA Medical
               Center), (MBIA
               Insured),
               8.000% 12/01/97......   Aaa      AAA      2,035,656
                                                       -----------
                                                         4,052,556
                                                       -----------
             DISTRICT OF COLUMBIA -- 1.5%
 1,000,000   District of Columbia,
               GO, Series A, (MBIA
               Insured),
               6.000% 06/01/98......   Aaa      AAA      1,025,900
                                                       -----------
             FLORIDA -- 1.5%
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               7.350% 07/01/98......   A1       NR       1,052,410
                                                       -----------
             GEORGIA -- 5.8%
             Georgia State,
               Municipal Electric
               Power Authority
               Revenue:
 1,000,000   Series L,
               7.500% 01/01/98......   A        A        1,029,190
 1,000,000   Series V,
               5.700% 01/01/98......   A        A        1,016,950

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Georgia State
               Refunding, GO, Series
               E,
               4.200% 07/01/99......   Aaa      AA+    $   997,680
 1,000,000   Monroe County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series
               A,
               5.550% 01/01/99......   A3       A+       1,020,250
                                                       -----------
                                                         4,064,070
                                                       -----------
             GUAM -- 2.1%
   500,000   Government of Guam,
               Airport Authority
               Revenue, Series A,
               5.400% 10/01/99......   NR       BBB        504,820
 1,000,000   Government of Guam, GO,
               Series A,
               4.900% 09/01/97......   NR       BBB      1,007,190
                                                       -----------
                                                         1,512,010
                                                       -----------
             ILLINOIS -- 3.3%
 1,000,000   Illinois State, GO,
               5.600% 06/01/98......   A1       AA-      1,021,960
 1,285,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated
               State Tax Revenue,
               Refunding, (McCormick
               Place Exposition
               Project), Series A,
               (AMBAC Insured),
               4.700% 12/15/01......   Aaa      AAA      1,280,811
                                                       -----------
                                                         2,302,771
                                                       -----------
             INDIANA -- 1.9%
 1,280,000   Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project),
               6.000% 09/15/99......   Aa       NR       1,330,445
                                                       -----------
             MASSACHUSETTS -- 3.2%
 1,200,000   Massachusetts State,
               Refunding,
               Consolidated Loan,
               GO, Series A, (FSA
               Insured),
               7.100% 02/01/98......   Aaa      AAA      1,247,652
 1,000,000   Massachusetts State,
               Refunding, GO, Series
               A,
               5.500% 07/01/99......   A1       A+       1,027,110
                                                       -----------
                                                         2,274,762
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MICHIGAN -- 11.4%
$2,000,000   Detroit, Michigan,
               Convention Facilities
               Revenue Refunding,
               (Cobo Hall Expansion
               Project),
               4.750% 09/30/00......   NR       A      $ 1,987,780
             Detroit, Michigan, GO:
 3,000,000     Refunding,
               5.800% 05/01/97......   NR       BBB      3,028,320
 1,000,000     Series B,
               5.100% 04/01/99......   Ba1      BBB      1,002,090
             Detroit, Michigan,
               Self-Insurance,
               Series A:
 1,000,000     5.200% 05/01/98......   NR       BBB-     1,009,950
 1,000,000     5.600% 05/01/01......   NR       BBB-     1,016,490
                                                       -----------
                                                         8,044,630
                                                       -----------
             NEVADA -- 4.3%
 1,000,000   Clark County, Nevada,
               Sanitation District,
               GO, Series A, (AMBAC
               Insured),
               5.700% 07/01/99......   Aaa      AAA      1,030,410
 2,000,000   Washoe County, Nevada,
               Airport Authority,
               Airport System
               Improvement Revenue,
               Series A, AMT,
               5.100% 07/01/99......   Aaa      AAA      2,023,880
                                                       -----------
                                                         3,054,290
                                                       -----------
             NEW MEXICO -- 2.6%
 1,760,000   New Mexico Mortgage
               Finance Authority,
               Single-family
               Mortgage Purchase
               Refunding, Series
               A-1,
               5.900% 07/01/99......   Aa       AA       1,811,779
                                                       -----------
             NEW YORK -- 1.5%
 1,000,000   New York State,
               Refunding, GO, Series
               B,
               6.375% 08/15/00......   A        A-       1,063,740
                                                       -----------
             NORTH CAROLINA -- 2.9%
 2,000,000   North Carolina Eastern
               Municipal Power
               Agency, Power System
               Revenue, Refunding,
               Series A,
               7.000% 01/01/00......   Baa1     BBB+     2,051,760
                                                       -----------
             PENNSYLVANIA -- 4.3%
 1,000,000   Monroeville,
               Pennsylvania,
               Hospital Authority
               Revenue,
               5.125% 10/01/00......   Baa1     BBB+       995,540

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
$2,000,000   Philadelphia,
               Pennsylvania, Water
               and Wastewater
               Revenue,
               4.500% 06/15/97......   Baa      BBB    $ 2,007,500
                                                       -----------
                                                         3,003,040
                                                       -----------
             SOUTH CAROLINA -- 4.4%
 1,000,000   Greenville, South
               Carolina, Hospital
               Facilities Revenue,
               Series B,
               4.250% 05/01/98......   Aa       AA-        999,820
 1,000,000   Greenville County,
               South Carolina,
               School District, GO,
               6.500% 02/01/98......   A1       AA-      1,031,750
 1,000,000   Medical University of
               South Carolina,
               Hospital Facilities
               Revenue Refunding,
               Series A,
               6.900% 07/01/98......   A        A+       1,043,320
                                                       -----------
                                                         3,074,890
                                                       -----------
             SOUTH DAKOTA -- 1.1%
   715,000   South Dakota Student
               Loan Assistance
               Corporation, Student
               Loan Revenue, Series
               A,
               7.000% 08/01/98......   NR       A+         744,594
                                                       -----------
             TENNESSEE -- 7.0%
 1,100,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               PCR, Refunding,
               (Bowater Inc.
               Project),
               6.850% 04/01/01......   Baa1     BBB      1,178,947
 2,525,000   Memphis, Tennessee,
               Capital Outlay Notes,
               GO,
               5.000% 07/01/98......   Aa       AA       2,565,046
 1,125,000   Rutherford County,
               Tennessee, Capital
               Outlay Notes, GO,
               5.400% 04/01/01......   Aa       AA-      1,162,609
                                                       -----------
                                                         4,906,602
                                                       -----------
             TEXAS -- 15.3%
 1,000,000   Addison, Texas,
               Refunding, GO, (FGIC
               Insured),
               6.100% 09/01/99......   Aaa      AAA      1,031,110
 1,000,000   Bexar County, Texas,
               Refunding Limited
               Tax, GO,
               6.100% 06/15/98......   Aa       AA       1,014,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Short-Term Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$1,000,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior.
               Lien, Series A-2,
               AMT, (Guaranteed
               Student Loans),
               5.300% 06/01/97......   Aaa      NR     $ 1,009,260
 1,000,000   Conroe, Texas,
               Independent School
               District, GO,
               Schoolhouse and
               Refunding, (MBIA
               Insured),
               7.000% 02/01/99......   Aaa      AAA      1,057,730
 3,000,000   Dallas-Fort Worth,
               Texas, Regional
               Airport Revenue,
               Refunding,
               (Dallas-Fort Worth
               International Airport
               Project), (MBIA
               Insured),
               4.750% 11/01/01......   Aaa      AAA      3,016,020
 1,000,000   Harris County, Texas,
               Municipal Utilities
               District No. 203,
               Refunding, GO, (MBIA
               Insured),
               6.950% 03/01/99......   Aaa      AAA      1,060,540
 1,000,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.100% 08/01/01......   Aa       AA       1,005,890
 1,500,000   Texas State, Public
               Finance Authority
               Revenue, Series A,
               ETM,
               6.800% 02/01/98......   A        NR       1,553,835
                                                       -----------
                                                        10,749,045
                                                       -----------
             VIRGINIA -- 1.5%
 1,000,000   Virginia Beach,
               Virginia, GO, Series
               A,
               6.800% 06/01/99......   Aa       AA       1,060,630
                                                       -----------
             WASHINGTON -- 8.0%
 1,000,000   Conservation and
               Renewable Energy
               System Revenue,
               Washington,
               (Washington
               Conservation
               Project),
               5.050% 10/01/98......   Aa       AA       1,012,140
 1,570,000   King County,
               Washington, GO,
               Series A,
               9.000% 12/01/98......   Aa1      AA+      1,725,242

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WASHINGTON -- (CONTINUED)
             Washington State Public
               Power Supply System,
               Revenue Refunding,
               Series C, (Nuclear
               Project No. 2):
$1,000,000   7.300% 07/01/00........   Aa       AA     $ 1,081,750
 1,675,000   (MBIA-IBC Insured),
               7.200% 07/01/99......   Aaa      AAA      1,783,389
                                                       -----------
                                                         5,602,521
                                                       -----------
             WISCONSIN -- 2.1%
 1,480,000   Wisconsin State
               Transportation
               Revenue, Series A,
               4.600% 07/01/98......   A1       AA-      1,490,819
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $69,546,306)............           70,283,614
                                                        ==========

  SHARES
 ---------
MONEY MARKET FUND -- 2.0%
  (Cost $1,435,000)
 1,435,000   AIM Tax-Exempt Fund.............            1,435,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $70,981,306*).....................   101.9%  71,718,614
OTHER ASSETS AND
  LIABILITIES (NET).......................    (1.9)  (1,325,373)
                                             ----         -----
NET ASSETS................................   100.0% $70,393,241
                                             ====    ==========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 4.583%.

ABBREVIATIONS:

AMBAC                              American
                                   Municipal
                                   Bond
                                   Assurance
                                   Corporation
AMT       Alternative Minimum Tax
CGIC      Capital Guaranty Insurance Corporation
ETM       Escrowed to Maturity
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
IBC       Insured Bond Certificate
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
Nations Short-Term Municipal Income Fund had the following
insurance concentration greater than 10% at September 30,
1996 (as a percentage of net assets):
MBIA      15.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.5%
             ALASKA -- 5.7%
$3,280,000   Alaska State, Student
               Loan Corporation,
               Student Loan
               Revenue, Series A,
               AMT, (AMBAC
               Insured),
               5.250% 07/01/03.....  Aaa       AAA     $ 3,279,705
 2,000,000   Anchorage, Alaska, GO,
               Series A, (AMBAC
               Insured),
               5.100% 08/01/07.....  Aaa       AAA       1,962,360
                                                       -----------
                                                         5,242,065
                                                       -----------
             ARIZONA -- 1.1%
   955,000   Arizona State
               University, Systems
               Revenue, Series A,
               6.500% 07/01/01.....  A1        AA        1,029,060
                                                       -----------
             CALIFORNIA -- 1.1%
 1,000,000   Sacramento,
               California,
               Cogeneration
               Authority, (Procter
               & Gamble Company
               Project),
               5.700% 07/01/00.....  NR        BBB-      1,023,600
                                                       -----------
             COLORADO -- 1.8%
 1,500,000   Arapahoe County,
               Colorado, School
               District No. 5,
               (Cherry Creek),
               7.000% 12/15/04.....  Aa        AA        1,642,545
                                                       -----------
             DISTRICT OF COLUMBIA -- 2.3%
             Washington, D.C.,
               Metropolitan Area
               Transportation
               Authority Revenue,
               Refunding, (FGIC
               Insured):
 2,000,000     4.400% 01/01/00.....  Aaa       AAA       1,993,760
   100,000     4.900% 01/01/05.....  Aaa       AAA          98,778
                                                       -----------
                                                         2,092,538
                                                       -----------
             FLORIDA -- 6.3%
 2,700,000   Duval County, Florida,
               Housing Finance
               Authority Refunding,
               (Greentree Place
               Project),
               6.750% 04/01/25.....  NR        BBB+      2,766,447
             Florida State Housing
               Finance Agency,
               Refunding:
 1,000,000     Multi-family
               Housing, (Altamonte
               Project), Series C,
               7.000% 12/01/03.....  NR        BBB+      1,034,300

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Housing
               Finance Agency,
               Refunding
               (continued):
$2,000,000     Multi-family Housing
               Revenue, (Andover
               Project), Series E,
               6.350% 05/01/26.....  NR        BBB+    $ 2,017,820
                                                       -----------
                                                         5,818,567
                                                       -----------
             GEORGIA -- 3.2%
 1,500,000   Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series
               B,
               4.700% 01/01/04.....  NR        A+        1,458,225
 1,500,000   Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates,
               5.100% 10/01/05.....  A         A         1,474,740
                                                       -----------
                                                         2,932,965
                                                       -----------
             GUAM -- 1.5%
 1,500,000   Government of Guam,
               GO, Series A,
               5.200% 11/15/08.....  NR        BBB       1,414,815
                                                       -----------
             ILLINOIS -- 17.2%
 2,500,000   Chicago, Illinois, Gas
               Supply Revenue,
               6.875% 03/01/15.....  Aa3       AA-       2,681,950
 2,000,000   Chicago, Illinois,
               O'Hare International
               Airport Revenue,
               Passenger Facility
               Charge, Series B,
               AMT, (AMBAC
               Insured),
               5.000% 01/01/02.....  Aaa       AAA       1,998,940
             Chicago, Illinois,
               School Financing
               Authority, GO:
 2,000,000   4.800% 06/01/04.......  Aaa       AAA       1,952,760
 1,160,000     Series A,
               4.900% 06/01/05.....  Aaa       AAA       1,131,139
             Illinois State Health
               Facilities Authority
               Revenue:
 1,100,000     (Edward Hospital
               Project), Series A,
               5.750% 02/15/09.....  A         A         1,080,838
 1,000,000     (Lutheran General
               Health Systems
               Project), Series C,
               5.250% 04/01/02.....  A         A+        1,002,360

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ILLINOIS -- (CONTINUED)
$1,595,000   Lake County, Illinois,
               High School District
               No. 125, (Adlai E.
               Stevenson High
               School),
               5.000% 01/01/04.....  Aa1       NR      $ 1,598,732
 1,050,000   Lansing, Illinois,
               Sales Tax Increment
               Revenue, Refunding,
               6.500% 12/01/02.....  NR        BBB       1,099,182
 2,000,000   Metropolitan Pier and
               Exposition
               Authority, Illinois,
               Dedicated Tax
               Revenue Refunding,
               (McCormick Place
               Expansion Project),
               Series A, (AMBAC
               Insured),
               6.000% 12/15/06.....  Aaa       AAA       2,115,560
 1,000,000   Regional
               Transportation
               Authority, Illinois,
               Series A, (FGIC
               Insured),
               6.350% 11/01/04.....  Aaa       AAA       1,075,470
                                                       -----------
                                                        15,736,931
                                                       -----------
             INDIANA -- 2.7%
             Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project):
 1,280,000     6.200% 09/15/00.....  Aa        NR        1,348,109
 1,040,000     6.500% 09/15/02.....  Aa        NR        1,122,836
                                                       -----------
                                                         2,470,945
                                                       -----------
             MAINE -- 2.6%
 2,325,000   Maine State, Municipal
               Board Refunding,
               Series A,
               4.900% 11/01/02.....  Aa        A+        2,339,485
                                                       -----------
             MARYLAND -- 6.4%
 1,500,000   Baltimore, Maryland,
               Port Facilities
               Revenue,
               Consolidated Coal
               Sales, Series 85,
               6.500% 12/01/10.....  Aa3       AA-       1,626,255
 1,720,000   Maryland State
               Transportation
               Authority, Special
               Obligation Revenue,
              (Baltimore/Washington
               D.C. International
               Airport Project),
               Series A, AMT, (FGIC
               Insured),
               6.400% 07/01/19.....  Aaa       AAA       1,771,841

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$2,500,000   Washington Suburban
               Sanitation District
               Authority, Maryland,
               Water Supply
               Revenue, GO,
               4.900% 12/01/05.....  Aa1       AA      $ 2,479,450
                                                       -----------
                                                         5,877,546
                                                       -----------
             MASSACHUSETTS -- 2.2%
 2,000,000   New England Education
               Loan Marketing
               Corporation, Series
               A, AMT,
               5.700% 07/01/05.....  A1        A-        2,034,240
                                                       -----------
             MICHIGAN -- 6.1%
 2,500,000   Detroit, Michigan,
               Convention
               Facilities Revenue
               Refunding, (Cobo
               Hall Expansion
               Project), (FSA
               Insured),
               5.100% 09/30/04.....  Aaa       AAA       2,500,000
             Detroit, Michigan,
               Refunding, GO:
 2,000,000     5.800% 05/01/97.....  NR        BBB       2,018,880
 1,000,000     Series B,
               6.750% 04/01/03.....  Ba1       BBB       1,059,170
                                                       -----------
                                                         5,578,050
                                                       -----------
             MISSOURI -- 2.3%
 2,000,000   Kansas City, Missouri,
               Industrial
               Development
               Authority, PCR,
               (General Motors
               Corporation
               Project),
               6.050% 04/01/06.....  A3        A-        2,060,140
                                                       -----------
             NEVADA -- 2.9%
 1,500,000   Clark County, Nevada,
               School District GO,
               Series A, (MBIA
               Insured),
               6.700% 03/01/06.....  Aaa       AAA       1,602,750
 1,000,000   Nevada State,
               Municipal GO, ETM,
               7.000% 01/01/03.....  Aaa       AAA       1,087,480
                                                       -----------
                                                         2,690,230
                                                       -----------
             PENNSYLVANIA -- 8.0%
 2,000,000   Geisinger Authority,
               Pennsylvania, Health
               Systems Revenue,
               Series A,
               6.000% 07/01/01.....  Aa        AA        2,098,140

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PENNSYLVANIA -- (CONTINUED)
$1,000,000   Pennsylvania
               Intergovernment
               Cooperative
               Authority, Special
               Tax Revenue,
               Philadelphia Funding
               Program, (FGIC
               Insured),
               7.000% 06/15/05.....  Aaa       AAA     $ 1,140,470
 2,500,000   Philadelphia,
               Pennsylvania,
               Industrial
               Development
               Authority,
               Industrial
               Development Revenue
               Refunding, (Ashland
               Oil Inc. Project),
               5.700% 06/01/05.....  Baa1      NR        2,540,950
 1,500,000   Philadelphia,
               Pennsylvania, Water
               and Wastewater
               Systems, (FGIC
               Insured),
               5.500% 06/15/03.....  Aaa       AAA       1,554,285
                                                       -----------
                                                         7,333,845
                                                       -----------
             PUERTO RICO -- 1.5%
 1,285,000   Commonwealth of Puerto
               Rico, Highway and
               Transportation
               Authority, Highway
               Revenue Refunding,
               Series V,
               6.625% 07/01/12.....  Baa1      A         1,375,348
                                                       -----------
             SOUTH CAROLINA -- 0.5%
   500,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation
               Project), AMT,
               5.700% 01/01/24.....  A2        A+          482,865
                                                       -----------
             TENNESSEE -- 1.2%
 1,000,000   Metropolitan
               Government of
               Nashville and
               Davidson County,
               Tennessee, Health
               and Education
               Facilities Board
               Revenue, Refunding
               and Improvement,
               (Meharry Medical
               College Project),
               (AMBAC Insured),
               6.000% 12/01/08.....  Aaa       AAA       1,059,340
                                                       -----------
PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- 6.2%
$1,000,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Sr. Lien,
               Series A-2, AMT,
               (Guaranteed Student
               Loans),
               6.050% 06/01/03.....  Aaa       NR      $ 1,042,730
 1,000,000   Gulf Coast, Texas,
               Industrial
               Development
               Authority, (Champion
               International
               Corporation
               Project),
               7.000% 04/01/04.....  Baa1      BBB       1,032,110
 1,350,000   Harris County, Texas,
               Health Facilities
               Development
               Corporation,
               Hospital Revenue
               Refunding, (Texas
               Childrens Hospital
               Project), (MBIA
               Insured),
               6.000% 10/01/05.....  Aaa       AAA       1,424,871
 1,500,000   Irving, Texas,
               Independent School
               District, Capital
               Appreciation
               Refunding, GO, (PSFG
               Insured),
               Zero coupon 02/15/02+... Aaa    AAA       1,152,705
 1,000,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance
               Series B-4, AMT,
               6.100% 12/01/06.....  Aa        AA        1,028,430
                                                       -----------
                                                         5,680,846
                                                       -----------
             VIRGINIA -- 7.2%
 1,000,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco
               Corporation
               Project),
               5.900% 03/01/05.....  A1        A         1,124,380
 1,330,000   Halifax County,
               Virginia, Industrial
               Development
               Authority, (Old
               Dominion Electric
               Cooperative), AMT,
               5.900% 12/01/02.....  NR        A+        1,374,941
 1,500,000   Metropolitan
               Washington, D.C.,
               Airport Authority of
               Virginia, General
               Airport Revenue,
               Series A, AMT, (MBIA
               Insured),
               5.600% 10/01/06.....  Aaa       AAA       1,531,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,500,000   Virginia State, Public
               Facilities GO,
               Series A,
               5.400% 06/01/05.....  Aaa       AAA     $ 1,554,495
 1,000,000   Virginia State, Public
               Schools Authority
               Revenue, Series B,
               6.650% 01/01/98.....  Aa        AA        1,026,350
                                                       -----------
                                                         6,611,246
                                                       -----------
             WASHINGTON -- 6.1%
             Seattle, Washington,
               Municipal Light and
               Power Revenue:
 1,750,000     Refunding,
               4.800% 05/01/02.....  Aa        AA        1,749,930
 1,640,000     Series A,
               5.750% 08/01/16.....  Aa        AA        1,624,551
 1,000,000   Washington State, GO,
               Series R-92-A,
               6.400% 09/01/03.....  Aa        AA        1,075,420
 1,150,000   Washington State
               Public Power Supply
               System, Revenue
               Refunding, (Nuclear
               Project No. 2),
               Series A,
               5.800% 07/01/07.....  Aa        AA        1,166,790
                                                       -----------
                                                         5,616,691
                                                       -----------
             WISCONSIN -- 1.4%
 1,240,000   Wisconsin State,
               Refunding, GO,
               Series 3,
               4.250% 11/01/99.....  Aa        AA        1,236,057
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $87,413,293)...................    89,379,960
                                                        ==========

                                                         VALUE
             SHARES                                    (NOTE 1)
------------------------------------------------------------
MONEY MARKET FUND -- 3.4%
  (Cost $3,099,000)
 3,099,000 AIM Tax-Exempt Fund............            $ 3,099,000
                                                       ==========
TOTAL INVESTMENTS
  (Cost $90,512,293*).....................   100.9%    92,478,960
OTHER ASSETS AND
  LIABILITIES (NET).......................    (0.9)      (840,268)
                                              ----     ----------
NET ASSETS................................   100.0%   $91,638,692
                                              ====     ==========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 5.384%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrow to Maturity
FGIC      Federal Guaranty Insurance Corporation
FSA       Federal Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
PSFG      Permanent School Funding Guaranty
Nations Intermediate Municipal Bond Fund had the following
insurance concentration greater than 10% at September 30,
1996 (as a percentage of net assets):
AMBAC     11.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.7%
             ALABAMA -- 6.4%
$2,000,000   Birmingham, Alabama,
               Refunding, Series B,
               GO,
               6.250% 04/01/12......   A1       AA     $ 2,096,200
 3,000,000   Butler County, Alabama,
               Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (James River
               Corporation Project),
               8.000% 09/01/28......   NR       BBB-     3,306,150
 1,000,000   Morgan County-Decatur,
               Alabama, Healthcare
               Authority, Hospital
               Revenue Refunding,
               (Decatur General
               Hospital), (Connie
               Lee Insured),
               6.250% 03/01/13......   NR       AAA      1,044,050
                                                       -----------
                                                         6,446,400
                                                       -----------
             ALASKA -- 3.4%
 1,000,000   Anchorage, Alaska,
               Electric Utilities
               Revenue Refunding,
               Senior Lien, (MBIA
               Insured),
               8.000% 12/01/09......   Aaa      AAA      1,240,520
 2,250,000   Anchorage, Alaska,
               Telephone Utilities
               Revenue Refunding,
               Series A, (AMBAC
               Insured),
               4.500% 12/01/02......   Aaa      AAA      2,189,610
                                                       -----------
                                                         3,430,130
                                                       -----------
             ARIZONA -- 1.1%
 1,000,000   Maricopa County,
               Arizona, Unified
               School District No.
               48, (Scottsdale
               Refunding), Series B,
               6.300% 07/01/04......   Aa       AA       1,089,310
                                                       -----------
             COLORADO -- 3.7%
 1,500,000   Arapahoe County,
               Colorado, Capital
               Improvement,
               Transportation,
               Federal Highway
               Revenue Bonds, Series
               E-470,
               6.900% 08/31/15......   Baa      NR       1,590,030
 2,000,000   Jefferson County,
               Colorado, School
               District No. R-001,
               (AMBAC Insured),
               6.000% 12/15/06......   Aaa      AAA      2,110,300
                                                       -----------
                                                         3,700,330
                                                       -----------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             CONNECTICUT -- 4.0%
             Connecticut State
               Housing Finance
               Authority Revenue,
               (Housing Mortgage
               Finance Program):
$1,930,000     Series A,
               6.100% 05/15/13......   Aa       AA     $ 1,966,399
 2,000,000     Series B,
               6.700% 11/15/12......   Aa       AA       2,099,300
                                                       -----------
                                                         4,065,699
                                                       -----------
             FLORIDA -- 4.9%
 1,000,000   Dade County, Florida,
               Health Facilities
               Authority, Hospital
               Revenue Refunding,
               (Baptist Hospital,
               Miami Project),
               Series A, (MBIA
               Insured),
               5.250% 05/15/21......   Aaa      AAA        925,840
 1,000,000   Jacksonville, Florida,
               PCR, Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31......   A1       AA-        979,160
 1,000,000   Martin County, Florida,
               Industrial
               Development Authority
               Revenue, (Indiantown
               Cogeneration
               Project), Series A,
               AMT,
               7.875% 12/15/25......   Baa3     BBB-     1,128,280
 2,000,000   South Broward, Florida,
               Hospital District
               Revenue Refunding,
               5.500% 05/01/28......   Aaa      AAA      1,894,100
                                                       -----------
                                                         4,927,380
                                                       -----------
             GEORGIA -- 13.2%
 1,000,000   Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia, Sales Tax
               Revenue Refunding,
               Series P, (AMBAC
               Insured),
               6.100% 07/01/05......   Aaa      AAA      1,074,180
 1,000,000   Monroe County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series
               A,
               6.800% 01/01/11......   A3       A+       1,111,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Savannah, Georgia,
               Hospital Authority,
               Revenue Refunding and
               Improvement:
$3,000,000     (Candler Hospital
               Project),
               7.000% 01/01/23......   Baa      BBB+   $ 3,089,010
 2,000,000     (St. Joseph's Hospital
               Project),
               6.125% 07/01/12......   A        NR       2,059,120
 2,690,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               S, (FHA/FNMA
               Insured),
               7.125% 12/01/25......   Aaa      NR       2,844,110
 3,000,000   White County, Georgia,
               Industrial
               Development Authority
               Revenue Refunding,
               (Clark-Schwebel Fiber
               Glass Company
               Project),
               6.850% 06/01/10......   NR       BBB+     3,129,330
                                                       -----------
                                                        13,307,180
                                                       -----------
             ILLINOIS -- 9.5%
 1,500,000   Chicago, Illinois,
               O'Hare International
               Airport, Special
               Facilities Revenue
               Refunding, (American
               Airlines Inc.
               Project),
               8.200% 12/01/24......   Baa2     BB+      1,740,090
 1,000,000   Illinois State
               Development Finance
               Authority, PCR,
               Refunding, (Edison
               Company Project),
               Series D, (AMBAC
               Insured),
               6.750% 03/01/15......   Aaa      AAA      1,085,350
 2,000,000   Illinois State Health
               Facilities Authority
               Revenue, (OSF
               Healthcare System),
               6.000% 11/15/10......   A1       A+       1,999,840
 1,500,000   Illinois State Sales
               Tax Revenue
               Refunding, Series V,
               6.375% 06/15/17......   A1       AAA      1,567,920
 1,000,000   Illinois State Toll
               Highway Authority
               Revenue, Series A,
               (FGIC Insured),
               6.200% 01/01/16......   Aaa      AAA      1,041,120

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ILLINOIS -- (CONTINUED)
$3,000,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, State Tax
               Revenue, Capital
               Appreciation,
               Refunding, Series A,
               (MBIA Insured),
               Zero coupon 12/15/13+...  Aaa    AAA    $ 1,086,510
 1,000,000   Regional Transportation
               Authority, Illinois,
               Revenue Bonds, Series
               A, (AMBAC Insured),
               6.500% 06/01/15......   Aaa      AAA      1,073,390
                                                       -----------
                                                         9,594,220
                                                       -----------
             INDIANA -- 5.7%
 2,500,000   Franklin, Indiana,
               Economic Development
               Revenue Refunding,
               (Hoover Universal
               Inc. Project
               Guaranteed),
               6.100% 12/01/04......   A2       A        2,633,550
 1,000,000   Indiana State Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project), Series
               A,
               5.750% 09/01/15......   Aa       AA-        985,220
 2,000,000   Indianapolis, Indiana,
               Airport Authority,
               Special Facilities
               Revenue, (Federal
               Express Corporation
               Project),
               7.100% 01/15/17......   Baa2     BBB      2,128,880
                                                       -----------
                                                         5,747,650
                                                       -----------
             KANSAS -- 2.1%
 2,000,000   Kansas City, Kansas,
               Utilities System
               Revenue Refunding and
               Improvement, (FGIC
               Insured),
               6.250% 09/01/14......   Aaa      AAA      2,108,700
                                                       -----------
             MICHIGAN -- 2.9%
 3,000,000   Michigan State Job
               Development
               Authority, PCR,
               (General Motors
               Corporation),
               5.550% 04/01/09......   A3       A-       2,960,940
                                                       -----------
             MISSISSIPPI -- 0.9%
 1,000,000   Claiborne County,
               Mississippi, PCR,
               (Systems Energy
               Resource Inc.
               Project),
               6.200% 02/01/26......   Ba1      BBB-       961,060
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEVADA -- 1.0%
$1,000,000   Nevada State, GO,
               (Project No.
               40-41-A),
               6.375% 12/01/17......   NR       AAA    $ 1,034,030
                                                       -----------
             NEW JERSEY -- 1.1%
 1,010,000   North Brunswick
               Township, New Jersey,
               Unlimited Tax, GO,
               6.400% 05/15/08......   A1       NR       1,089,164
                                                       -----------
             OHIO -- 3.0%
 1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Air Freight
               Corporation Project),
               Series F,
               6.050% 10/01/09......   NR       BBB-     1,010,410
 1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               6.125% 12/01/13......   NR       BBB+     1,088,310
 1,000,000   Ohio State Air Quality
               Development
               Authority, PCR,
               Refunding, (Ohio
               Edison Company),
               Class A,
               5.950% 05/15/29......   Baa2     BBB-       910,790
                                                       -----------
                                                         3,009,510
                                                       -----------
             PENNSYLVANIA -- 6.8%
 2,000,000   Lehigh County,
               Pennsylvania,
               Industrial
               Development
               Authority, PCR,
               Refunding,
               (Pennsylvania Power
               and Light Company
               Project), Series A,
               (MBIA Insured),
               6.400% 11/01/21......   Aaa      AAA      2,105,440
 1,000,000   Philadelphia,
               Pennsylvania, Gas
               Works Revenue
               Refunding, 14th
               Series,
               6.250% 07/01/08......   Baa1     BBB      1,023,620
 1,725,000   Philadelphia,
               Pennsylvania,
               Hospital and Higher
               Education Facilities
               Authority, Hospital
               Revenue, (Frankford
               Hospital Project),
               Series A,
               6.000% 06/01/14......   A3       BBB+     1,695,365
 2,000,000   Philadelphia,
               Pennsylvania,
               Industrial
               Development
               Authority, Industrial
               Development Revenue
               Refunding, (Ashland
               Oil Inc. Project),
               5.700% 06/01/05......   Baa1     NR       2,032,760
                                                       -----------
                                                         6,857,185
                                                       -----------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- 6.1%
$2,000,000   South Carolina State
               Housing Finance and
               Development
               Authority,
               Homeownership
               Mortgage Purchase,
               Series A,
               6.375% 07/01/16......   Aa       AA     $ 2,041,220
 2,000,000   Spartanburg County,
               South Carolina, Solid
               Waste Disposal
               Facilities Revenue,
               (BMW Project),
               7.550% 11/01/24......   NR       NR       2,169,560
 2,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.700% 01/01/24......   A2       A+       1,931,460
                                                       -----------
                                                         6,142,240
                                                       -----------
             TENNESSEE -- 6.5%
 2,000,000   Humphreys County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (duPont
               (E.I.) de Nemours &
               Company Project),
               AMT,
               6.700% 05/01/24......   Aa3      AA-      2,131,880
 2,500,000   Maury County,
               Tennessee, Industrial
               Development Board,
               PCR, Multi-Modal,
               Refunding, (Saturn
               Corporation Project),
               General Motors
               Guaranty Agreement,
               6.500% 09/01/24......   A3       A-       2,604,975
 1,750,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Recycling
               Facility Revenue,
               (Calhoun Newsprint
               Project), AMT,
               7.400% 12/01/22......   Baa1     BBB      1,880,760
                                                       -----------
                                                         6,617,615
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Municipal Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- 7.8%
$4,000,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11......   Baa2     BB+    $ 4,355,400
 1,000,000   Brazos River Authority,
               Texas, Revenue
               Refunding, (Houston
               Light & Power Company
               Project), Series B,
               (MBIA Insured),
               6.375% 04/01/12......   Aaa      AAA      1,057,360
 1,500,000   Lubbock, Texas, Health
               Facilities
               Development
               Corporation, Revenue
               Refunding, (St.
               Joseph Health System
               Project),
               5.500% 07/01/14......   Aa3      AA       1,453,620
 1,000,000   San Antonio, Texas,
               Electricity and Gas
               Refunding, Revenue
               Bonds,
               5.750% 02/01/11......   Aa1      AA       1,012,070
                                                      ------------
                                                         7,878,450
                                                      ------------
             VIRGINIA -- 2.1%
 2,000,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               6.650% 09/01/18......   A1       A        2,132,500
                                                      ------------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WASHINGTON -- 5.5%
$2,500,000   Public Industrial
               Corporation, Port
               Camas-Washougal,
               Washington, PCR,
               (James River
               Corporation Project),
               6.700% 04/01/23......   NR       BBB-   $ 2,534,700
 3,000,000   Washington State,
               Public Power Supply
               System, Revenue
               Refunding, Series B,
               (Systems Nuclear
               Project No. 3), (FSA
               Insured),
               5.400% 07/01/05......   Aaa      AAA      3,022,620
                                                      ------------
                                                         5,557,320
                                                      ------------
             WYOMING -- 1.0%
 1,000,000   Campbell County,
               Wyoming, School
               District No. 001
               Gillette, (School
               Board Guarantee),
               5.550% 06/01/06......   Aaa      AAA      1,021,680
                                                      ------------
             TOTAL MUNICIPAL BONDS
               AND NOTES
             (Cost $93,781,120)..............           99,678,693
                                                      ============

  SHARES
 ---------
MONEY MARKET FUND -- 1.2%
  (Cost $1,276,000)
 1,276,000   AIM Tax-Exempt Fund.............            1,276,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $95,057,120*)....................    99.9%     100,954,693
OTHER ASSETS AND
  LIABILITIES (NET)......................     0.1           71,583
                                            -----     ------------
NET ASSETS...............................   100.0%    $101,026,276
                                            =====     ============

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 6.050%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FNMA      Federal National Mortgage Association
FSA       Federal Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.9%
             FLORIDA -- 89.9%
$1,210,000   Broward County,
               Florida, Airport
               Authority, Series D,
               AMT, (AMBAC Insured),
               4.000% 10/01/97......   Aaa      AAA    $ 1,211,404
   750,000   Broward County,
               Florida, Gas Tax
               Revenue,
               6.000% 09/01/99......   A1       AA-        781,463
 1,000,000   Broward County,
               Florida, GO, Series
               C,
               6.200% 01/01/07......   Aa       AA       1,062,160
   500,000   Broward County,
               Florida, Solid Waste
               Revenue, (MBIA
               Insured),
               5.500% 07/01/04......   Aaa      AAA        519,770
 1,000,000   Clearwater, Florida,
               Water and Sewer
               Authority Revenue,
               (AMBAC Insured),
               5.000% 12/01/02......   Aaa      AAA      1,016,910
 1,000,000   Dade County, Florida,
               Aviation Facility
               Revenue, Series B,
               AMT,
               6.300% 10/01/05......   Aaa      AAA      1,091,050
 1,650,000   Dade County, Florida,
               School District
               Revenue Refunding,
               (AMBAC Insured),
               5.000% 07/15/01......   Aaa      AAA      1,679,403
 1,000,000   Delray Beach, Florida,
               Water and Sewer
               Authority Revenue,
               Series A, Refunding,
               (AMBAC Insured),
               5.000% 10/01/03......   Aaa      AAA      1,011,180
 1,565,000   Dunes, Florida,
               Community Development
               District Revenue,
               (Intercoastal Water
               Way Bridge),
               5.300% 10/01/03......   NR       BBB      1,571,354
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education,
               Series A:
 1,000,000     Refunding,
               5.000% 06/01/08......   Aa       AA         978,320
 1,500,000     Unrefunded Balance,
               7.250% 06/01/23......   Aa       AA       1,652,715
 1,500,000   Florida State Division
               Bond, Financial
               Department of General
               Service Revenue,
               Preservation
               Authority, (MBIA
               Insured),
               5.800% 07/01/01......   Aaa      AAA      1,577,250

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Housing
               Finance Agency,
               Refunding:
$2,000,000     Multi-family Housing,
               (Altamonte Project),
               Series C,
               7.000% 12/01/03......   NR       BBB+   $ 2,068,600
 1,000,000     Multi-family Housing
               Revenue, (Andover
               Project), Series E,
               6.350% 05/01/26......   NR       BBB+     1,008,910
 1,000,000     (The Vinyards Project),
               Series H,
               6.400% 11/01/15......   NR       BBB+     1,003,080
   750,000   Florida State Municipal
               Power Agency, GO,
               (St. Lucie Project),
               (FGIC Insured),
               5.600% 10/01/07......   Aaa      AAA        767,070
   525,000   Florida State Sunshine
               Skyway Revenue,
               6.100% 07/01/00......   A        A          552,552
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               7.350% 07/01/98......   A1       NR       1,052,410
 1,000,000   Fort Lauderdale,
               Florida, Water and
               Sewer Authority
               Revenue,
               5.500% 09/01/01......   NR       AAA      1,043,650
 1,375,000   Hialeah, Florida,
               Capital Improvement
               Revenue,
               5.500% 10/01/18......   Baa1     NR       1,283,672
 1,000,000   Hillsborough County,
               Florida, Capital
               Improvement Program,
               Revenue Refunding,
               (County Center
               Project), Series B,
               (MBIA Insured),
               5.000% 07/01/11......   Aaa      AAA        946,930
 2,640,000   Hillsborough County,
               Florida,
               Environmentally
               Sensitive Lands,
               6.250% 07/01/06......   Aaa      AAA      2,824,879
 2,000,000   Hillsborough County,
               Florida, Utility
               Refunding Revenue,
               Capital Appreciation,
               Series A, (MBIA-IBC
               Insured),
               Zero coupon
               08/01/99+............   Aaa      AAA      1,764,820
 1,500,000   Indian River County,
               Florida, School
               District, (FSA
               Insured),
               5.000% 04/01/03......   Aaa      AAA      1,518,255

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Jacksonville, Florida,
               Electric Authority
               Revenue Refunding,
               4th Series, St.
               John's River
               Authority:
$1,000,000     Series 6B,
               6.650% 10/01/02......   Aa1      AA     $ 1,082,860
 1,000,000     Series 10,
               4.600% 10/01/00......   Aa1      AA       1,003,620
 1,000,000   Jacksonville, Florida,
               Excise Tax Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/09......   Aaa      AAA        967,510
   750,000   Manatee County,
               Florida, Public
               Utilities Revenue,
               Series A, (MBIA
               Insured),
               6.250% 10/01/00......   Aaa      AAA        798,150
   500,000   Miami Beach, Florida,
               GO, (FGIC Insured),
               5.300% 09/01/03......   Aaa      AAA        515,145
             Orange County, Florida,
               Health Facilities
               Authority Revenue:
 1,375,000     (Lakeside Alternatives
               Inc.),
               6.250% 07/01/05........   NR       BBB      1,409,265
 1,000,000     (Orlando Regional
               Medical Center
               Hospital), (MBIA
               Insured), 4.400%
               10/01/02.............   Aaa      AAA        977,820
 2,000,000   Orlando and Orange
               County, Florida,
               Expressway Authority
               Revenue Refunding,
               6.500% 07/01/10......   Aaa      AAA      2,219,640
 1,300,000   Palm Beach County,
               Florida, GO,
               7.000% 12/01/04......   Aa       AA       1,484,678
 1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Series A,
               6.300% 10/01/12......   Aaa      NR       1,021,480
             St. John's County,
               Florida, Industrial
               Development
               Authority, Hospital
               Revenue, (Flagler
               Hospital Project):
   850,000     5.700% 08/01/02........   A        BBB+       868,947
   945,000     6.000% 08/01/08........   A        BBB+       953,722
PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,230,000   South Broward, Florida,
               Hospital District
               Revenue Refunding,
               (AMBAC Insured),
               4.650% 05/01/00......   Aaa      AAA    $ 1,234,391
 1,000,000   Tallahassee, Florida,
               Health Facilities
               Revenue, Memorial
               Regional Medical
               Center, Series A,
               (MBIA Insured),
               5.750% 12/01/04......   Aaa      AAA      1,054,520
 1,025,000   Venice, Florida, Health
               Facilities Revenue
               Refunding, (Venice
               Hospital, Inc.
               Project), 5.300%
               12/01/02.............   A        NR       1,056,426
                                                       -----------
                                                        46,635,981
                                                       -----------
             PUERTO RICO -- 6.0%
 1,000,000   Commonwealth of Puerto
               Rico, Public
               Improvement, Series
               A, GO, Pre-refunded,
               7.750% 07/01/99......   NR       AAA      1,104,660
 1,000,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07......   NR       BBB-       976,420
 1,000,000   Puerto Rico Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14......   NR       BBB      1,015,020
                                                       -----------
                                                         3,096,100
                                                       -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
             (Cost $48,471,205)..............           49,732,081
                                                        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Florida Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 2.2%
  (Cost $1,162,000)
 1,162,000   AIM Tax-Exempt Fund.............          $ 1,162,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $49,633,205*).....................    98.1%    50,894,081
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.9        969,758
                                              ----    -----------
NET ASSETS................................   100.0%   $51,863,839
                                              ====     ==========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 4.622%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
IBC       Insured Bond Certificate
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
Nations Florida Intermediate Municipal Bond Fund had the
following insurance concentrations greater than 10% at
September 30, 1996 (as a percentage of net assets):
AMBAC     11.9%
MBIA      14.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P     (NOTE 1)
     ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.1%
             FLORIDA -- 95.4%
             Alachua County,
               Florida, Health
               Facilities Authority
               Revenue Refunding:
$1,000,000     (Santa Fe Healthcare
               Facilities Project),
               6.000% 11/15/09.....   Baa1     BBB+   $ 1,041,000
 1,000,000     (Shands Teaching
               Hospitals and
               Clinics Inc.
               Project), Series A,
               (MBIA Insured),
               5.000% 12/01/04.....   Aaa      AAA      1,003,920
 1,000,000   Canaveral, Florida,
               Port Authority
               Revenue Refunding,
               Port Improvement,
               Series B, (FGIC
               Insured),
               5.700% 06/01/13.....   Aaa      AAA        997,780
 1,000,000   Citrus County,
               Florida, PCR
               Refunding, Crystal
               River, (Florida
               Power Corporation),
               Series B,
               6.350% 02/01/22.....   A1       A+       1,038,030
 1,000,000   Dade County, Florida,
               Health Facilities
               Authority, Hospital
               Revenue Refunding,
               (Baptist Hospital,
               Miami Project),
               Series A, (MBIA
               Insured),
               5.250% 05/15/21.....   Aaa      AAA        925,840
 1,000,000   Dade County, Florida,
               School District
               Revenue Refunding,
               Series A, GO, (MBIA
               Insured),
               6.125% 06/01/14.....   Aaa      AAA      1,044,010
 1,500,000   Dade County, Florida,
               Water and Sewer
               System Revenue
               Refunding, (FGIC
               Insured),
               5.000% 10/01/13.....   Aaa      AAA      1,394,340
 1,000,000   Escambia County,
               Florida, PCR,
               (Champion
               International
               Corporation
               Project), AMT,
               6.900% 08/01/22.....   Baa1     BBB      1,050,860
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education:
 1,000,000     Refunding, Series A,
               5.000% 06/01/08.....   Aa       AA         978,320
 1,000,000     Refunding, Series D,
               5.125% 06/01/18.....   Aa       AA         919,560

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P     (NOTE 1)
     ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education
               (continued):
$1,000,000     Unrefunded Balance,
               Series A,
               7.250% 06/01/23.....   Aa       AA     $ 1,101,810
             Florida State Housing
               Finance Agency,
               Refunding:
 1,000,000     Multi-family Housing,
               (Altamonte Project),
               Series C,
               7.000% 12/01/03.....   NR       BBB+     1,034,300
   915,000     Single-family
               Mortgage, Series B,
               AMT, (GNMA/FNMA
               Insured),
               6.550% 07/01/17.....   Aaa      AAA        939,412
   500,000     (The Vinyards
               Project), Series H,
               6.500% 11/01/25.....   NR       BBB+       502,710
 1,000,000   Florida State
               Municipal Power
               Agency Revenue,
               (Stanton II
               Project),
               Pre-refunded, (AMBAC
               Insured),
               6.500% 10/01/02.....   Aaa      AAA      1,110,000
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               Series A, (FGIC
               Insured),
               5.500% 07/01/11.....   Aaa      AAA        998,910
 1,000,000   Hillsborough County,
               Florida, Industrial
               Development
               Authority, PCR,
               (Tampa Electric
               Company Project),
               8.000% 05/01/22.....   Aa3      AA       1,160,680
 1,000,000   Hillsborough County,
               Florida, Utility
               Refunding Revenue,
               (MBIA Insured),
               5.500% 08/01/12.....   Aaa      AAA        991,580
 1,285,000   Jacksonville, Florida,
               Electric Authority
               Revenue Refunding,
               St. John's River
               Authority, Issue 2,
               Series 9,
               5.250% 10/01/21.....   Aa1      AA       1,192,313
 1,000,000   Jacksonville, Florida,
               Excise Tax Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/16.....   Aaa      AAA        920,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Florida Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P     (NOTE 1)
     ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Jacksonville, Florida,
               PCR Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31.....   A1       AA-    $   979,160
 1,000,000   Martin County,
               Florida, Industrial
               Development
               Authority Revenue,
               (Indiantown
               Cogeneration
               Project), Series A,
               AMT,
               7.875% 12/15/25.....   Baa3     BBB-     1,128,280
 1,000,000   North Broward,
               Florida, Hospital
               Revenue, (MBIA
               Insured),
               6.250% 01/01/06.....   Aaa      AAA      1,063,850
 1,000,000   Orange County,
               Florida, Health
               Facilities Authority
               Revenue Refunding,
               (Orlando Regional
               Medical Center
               Hospital), Series B,
               (MBIA Insured),
               5.000% 10/01/10.....   Aaa      AAA        948,810
 1,000,000   Orange County,
               Florida, Sales Tax
               Revenue, Series B,
               5.375% 01/01/24.....   A1       A+         940,750
 1,000,000   Orange County,
               Florida, Tourist
               Development Tax
               Revenue, Series B,
               (MBIA Insured),
               6.000% 10/01/14.....   Aaa      AAA      1,029,540
 1,000,000   Osceola County,
               Florida, Health
               Facilities Authority
               Revenue Refunding,
               Lutheran Good
               Samaritan Society,
               (AMBAC Insured),
               6.000% 05/01/10.....   Aaa      AAA      1,030,050
 1,500,000   Palm Beach County,
               Florida, Health
               Facilities Authority
               Revenue, (Good
               Samaritans Health
               System),
               6.200% 10/01/11.....   NR       A+       1,531,080
 1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Single-family
               Mortgage Purchase
               Revenue, Series A,
               (GNMA/FNMA Insured),
               6.500% 10/01/21.....   Aaa      NR       1,026,080
PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P     (NOTE 1)
     ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   St. Petersburg,
               Florida, Excise Tax
               Revenue Refunding,
               (FGIC Insured),
               5.000% 10/01/16.....   Aaa      AAA    $   915,980
 2,000,000   South Broward,
               Florida, Hospital
               District Revenue
               Refunding, (FSA
               Insured),
               5.500% 05/01/28.....   Aaa      AAA      1,894,100
             Venice, Florida,
               Health Facilities
               Revenue Refunding,
               (Venice Hospital,
               Inc. Project):
   900,000     5.600% 12/01/05.......   A        NR         952,173
 1,000,000     5.700% 12/01/06.......   A        NR       1,063,230
 1,000,000   Volusia County,
               Florida, Educational
               Facilities Authority
               Revenue, Series A,
               6.125% 10/15/26.....   Baa      NR       1,007,590
                                                      -----------
                                                       35,856,498
                                                      -----------
             PUERTO RICO -- 2.7%
 1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency,
               Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.250% 04/01/29.....   Aaa      AAA      1,014,600
                                                      -----------
TOTAL INVESTMENTS
  (Cost $35,931,442*).....................    98.1%    36,871,098
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.9        719,141
                                              ----    -----------
NET ASSETS................................   100.0%   $37,590,239
                                              ====     ==========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
Nations Florida Municipal Bond Fund had the following
insurance concentrations greater than 10% at September 30,
1996 (as a percentage of net assets):
FGIC      13.9%
MBIA      18.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.8%
             GEORGIA -- 97.8%
             Alpharetta, Georgia, GO:
$  500,000     6.100% 05/01/04.........   Aa       AA-   $   539,580
    85,000     Refunding, Series B,
               5.150% 11/01/05.......   Aa       AA-        86,290
 1,000,000   Atlanta, Georgia,
               Airport Facilities
               Revenue Refunding,
               (AMBAC Insured),
               6.000% 01/01/03.........   Aaa      AAA     1,061,860
 1,000,000   Atlanta, Georgia,
               Downtown Development
               Authority Revenue
               Refunding,
               (Underground Atlanta
               Project),
               6.250% 10/01/12.......   Aa       AA      1,041,920
    40,000   Atlanta, Georgia, Urban
               Residential Finance
               Authority, Dormitory
               Facilities Revenue
               Refunding, (Morehouse
               College Project),
               (MBIA Insured),
               5.350% 12/01/05.......   Aaa      AAA        40,840
 1,000,000   Atlanta, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               5.000% 01/01/15.......   Aa       AA-       919,000
             Atlanta and Fulton
               Counties, Georgia,
               Recreation Authority
               Revenue Refunding,
               (Atlanta Zoo Project):
 1,000,000     5.850% 12/01/00.........   Aa       AA      1,047,250
   500,000     6.050% 12/01/02.........   Aa       AA        533,270
    25,000   Bibb County, Georgia,
               School District, GO,
               4.950% 01/01/02.......   A1       AA         25,217
   100,000   Brunswick, Georgia,
               Water and Sewer
               Revenue Refunding and
               Improvement, (MBIA
               Insured),
               6.000% 10/01/11.......   Aaa      AAA       106,009
 1,000,000   Burke County, Georgia,
               Development Authority,
               PCR, (Oglethorpe Power
               Corporation), Series
               B,
               4.350% 01/01/01.......   NR       A+        980,480
   560,000   Cartersville, Georgia,
               School District, GO,
               6.150% 01/01/03.......   A        A         597,570
             Cherokee County,
               Georgia, School System
               Revenue, GO:
   100,000     4.600% 02/01/01.........   A1       NR         99,761
    40,000     4.800% 02/01/03.........   A1       NR         39,868
 1,000,000     (AMBAC Insured), 5.875%
               02/01/09..............   Aaa      AAA     1,048,270

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Clarke County, Georgia,
               School District
               Refunding, GO, (FGIC
               Insured),
               5.100% 07/01/04.......   Aaa      AAA   $ 1,012,700
             Clayton County, Georgia,
               Water and Sewer
               Authority Revenue:
   585,000     6.400% 05/01/04.........   A1       A+        631,847
 1,000,000     (MBIA Insured),
               5.400% 05/01/07.......   Aaa      AAA     1,008,420
 1,000,000   Cobb County, Georgia,
               Detention Buildings
               and Facilities, GO,
               5.300% 01/01/08.......   Aaa      AA+     1,004,420
 1,000,000   Cobb County, Georgia,
               Kennestone Hospital
               Authority Revenue,
               Series A,
               5.700% 04/01/06.......   Aa       AA      1,033,240
             Cobb County, Georgia,
               Water and Sewer
               Authority, Revenue
               Refunding,
               Series A:
   685,000     4.400% 07/01/99.........   Aa       AA-       685,664
    70,000     4.900% 07/01/03.........   Aa1      AA         70,395
    75,000   Cobb-Marietta, Georgia,
               Coliseum and Exhibit
               Hall Authority Revenue
               Refunding, (MBIA
               Insured), 6.750%
               10/01/26..............   Aaa      AAA        83,114
   750,000   Columbus, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               Series 1992, (FGIC
               Insured),
               6.000% 05/01/03.......   Aaa      AAA       798,532
 1,000,000   Dalton, Georgia,
               Building Authority
               Revenue, 5.000%
               07/01/02..............   A1       NR      1,011,880
             DeKalb County, Georgia,
               School District, GO:
 1,435,000     5.000% 07/01/03.........   Aa       AA      1,451,287
 1,000,000   Series A,
               4.250% 07/01/99.......   Aa       AA        997,120
   100,000   DeKalb County, Georgia,
               Water and Sewer
               Revenue,
               5.125% 10/01/14.......   Aa       AA         95,091
             Fayette County, Georgia,
               School District, GO,
               Series 1992:
 1,000,000     5.200% 03/01/00.........   Aa       A+      1,021,280
   500,000     (FGIC Insured),
               6.000% 09/01/02.......   Aaa      AAA       531,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$  750,000   Forsyth County, Georgia,
               School District, GO,
               6.400% 07/01/05.......   A1       A+    $   820,845
             Fulco, Georgia, Hospital
               Authority Revenue,
               Revenue Anticipation
               Certificates:
 1,000,000     Georgia Baptist
               Healthcare, Series A,
               6.000% 09/01/03.......   Baa1     NR      1,002,740
 1,000,000     St. Joseph's Hospital,
               4.900% 10/01/03.......   A        A         984,650
 1,000,000   Fulton and DeKalb
               Counties, Georgia,
               Hospital Authority
               Revenue Refunding,
               (MBIA Insured), 5.250%
               01/01/04..............   Aaa      AAA     1,011,330
 1,025,000   Fulton County, Georgia,
               Building Authority
               Revenue, (County
               Government and Health
               Facilities Project),
               Series A,
               5.700% 01/01/04.......   Aaa      AAA     1,071,279
 1,105,000   Fulton County, Georgia,
               Development Authority
               Revenue, (Clark
               Atlanta University
               Project), (Connie Lee
               Insured), 5.100%
               01/01/05..............   Baa      AAA     1,084,646
             Fulton County, Georgia,
               School District, GO:
 1,000,000     7.500% 01/01/02.........   Aa       AA      1,126,660
    50,000     5.625% 01/01/21.........   Aa       AA         49,441
 1,300,000   Fulton County, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding, (FGIC
               Insured),
               5.100% 01/01/98.......   Aaa      AAA     1,316,276
    65,000   Gainesville and Hall
               Counties, Georgia,
               Hospital Authority
               Revenue, Anticipation
               Certificates,
               (Northeast Georgia
               Healthcare Project),
               (MBIA Insured),
               5.300% 10/01/05.......   Aaa      AAA        65,976
             Georgia State, GO:
 1,500,000     Series A, 6.250%
               03/01/06..............   Aaa      AA+     1,637,055

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Georgia State, GO
               (continued):
$2,250,000     Series C, 6.500%
               07/01/05..............   Aaa      AA+   $ 2,500,155
 1,000,000     Series D,
               6.800% 08/01/99.......   Aaa      AA+     1,066,110
             Georgia State, Housing
               and Finance Authority
               Revenue,
               (Homeownership
               Opportunity Program),
               (FHA/VA/Private
               Mortgages Insured):
   750,000     Program A-1
               6.700% 12/01/12.......   Aa       NR        790,282
 1,000,000     Series B,
               6.600% 12/01/25.......   Aa       AA+     1,023,670
 1,500,000   Georgia State Municipal
               Gas Authority, Gas Tax
               Revenue, (Southern
               Storage Gas Project),
               6.000% 07/01/04.......   NR       A-      1,594,800
    60,000   Georgia State, Revenue
               Refunding, Series E,
               GO,
               4.750% 07/01/05.......   Aaa      AA+        59,068
 2,000,000   Georgia State Tollway
               Authority Revenue,
               (Georgia 400 Project),
               6.375% 07/01/02.......   Aaa      AA+     2,175,380
             Gwinnett County,
               Georgia, School
               District, GO:
   500,000     Series A,
               6.000% 02/01/02.......   Aa1      AA        531,055
 1,000,000     Series B, Refunding,
               6.000% 02/01/01.......   Aa1      AA      1,055,600
    40,000   Gwinnett County,
               Georgia, Water and
               Sewer Revenue
               Refunding, 4.600%
               08/01/00..............   Aa1      AA+        40,137
             Hall County, Georgia,
               School District, GO:
 1,000,000     (AMBAC Insured), 6.700%
               12/01/14..............   Aaa      AAA     1,104,810
   750,000     Series B, Refunding,
               6.000% 12/01/03.......   A        NR        800,243
 1,000,000   Macon, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               Series A,
               4.700% 10/01/04.......   A1       A+        978,090

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Georgia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$   35,000   Macon-Bibb Counties,
               Georgia, Industrial
               Development Authority
               Revenue Refunding,
               (Parking Facilities
               Project),
               6.950% 08/01/03.......   A1       AA    $    38,318
             Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia, Sales Tax
               Revenue Refunding:
    40,000     7.000% 07/01/11.........   Aaa      AAA        46,005
    50,000     Second Indenture Series,
               Series A, (AMBAC
               Insured),
               4.900% 07/01/01.......   Aaa      AAA        50,503
 1,000,000     Series M,
               6.150% 07/01/02.......   A1       NR      1,062,940
               Series P, (AMBAC Insured
   500,000     5.800% 07/01/02.........   Aaa      AAA       526,630
 1,000,000     5.900% 07/01/03.........   Aaa      AAA     1,060,120
             Monroe County, Georgia,
               Development Authority,
               PCR, (Oglethorpe Power
               Corporation):
   500,000     6.050% 01/01/02.........   A3       A+        523,475
 1,000,000     6.800% 01/01/12.........   A3       A+      1,110,980
   500,000   Municipal Electric
               Authority of Georgia,
               Special Obligation
               Bonds, First
               Crossover, General
               Resolution, 6.500%
               01/01/12..............   A        A         540,875
 1,100,000   Paulding County,
               Georgia, School
               District, GO, Series
               A,
               6.400% 02/01/04.......   A        A       1,185,118
             Private Colleges and
               Universities
               Facilities Authority
               Revenue, Georgia:
    25,000     (Agnes Scott College
               Project),
               4.650% 06/01/02.......   Aa       AA-        24,908
 1,400,000     (Emory University
               Project), Series C,
               5.750% 10/01/02.......   Aa1      AA      1,471,638
 1,000,000     (Spellman College
               Project), (FGIC
               Insured),
               4.850% 06/01/98.......   Aaa      AAA     1,010,800
 1,000,000   Richmond County,
               Georgia, Board of
               Education, GO, (FGIC
               Insured),
               4.700% 11/01/06.......   Aaa      AAA       953,390
PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$   85,000   Roswell, Georgia, GO,
               5.150% 02/01/05.......   Aa       AA    $    86,028
 1,250,000   Savannah, Georgia,
               Hospital Authority
               Revenue Refunding and
               Improvement, (Candler
               Hospital Project),
               7.000% 01/01/11.......   Baa      BBB+    1,291,112
   750,000   Savannah, Georgia,
               Resource Recovery
               Development Authority,
               Revenue Refunding,
               (Savannah Energy
               Systems Company
               Project),
               5.850% 12/01/01.......   A1       A+        778,665
   630,000   Spalding County,
               Georgia, Water and
               Sewer Authority
               Revenue, (MBIA
               Insured), 6.000%
               09/01/03..............   Aaa      AAA       672,128
   500,000   Warner Robbins, Georgia,
               Water and Sewer
               Authority, Revenue
               Refunding, (MBIA
               Insured),
               6.000% 07/01/02.......   Aaa      AAA       531,095
                                                       -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $54,776,321).............          56,459,101
                                                        ==========

  SHARES
 ---------
MONEY MARKET FUND -- 1.1%
  (Cost $615,000)
   615,000   AIM Tax-Exempt Fund..............             615,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $55,391,321*).....................    98.9%    57,074,101
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.1        636,797
                                              ----    -----------
NET ASSETS................................   100.0%   $57,710,898
                                              ====     ==========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:
AMBAC     American Municipal Bond Assurance Corporation
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
VA        Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 93.4%
             GEORGIA -- 90.0%
$  500,000   Appling County,
               Georgia, Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation
               Plant-Hatch Project),
               5.250% 01/01/13......   A3       A+     $   476,315
   500,000   Atlanta, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               5.000% 01/01/15......   Aa       AA-        459,500
   500,000   Clayton County,
               Georgia, Housing
               Authority,
               Multi-family Housing
               Revenue, (Advantages
               of Atlanta Apartments
               Project),
               5.700% 12/01/16......   NR       AAA        494,055
   500,000   Columbia County,
               Georgia, School
               District, Series B,
               (MBIA Insured),
               6.250% 04/01/13......   Aaa      AAA        528,225
   500,000   Columbus, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding,
               5.700% 05/01/20......   A        A+         494,855
   850,000   Coweta County, Georgia,
               Development
               Authority, Industrial
               Development Revenue,
               (Sivaco National Wire
               Project), AMT,
               5.400% 02/01/09......   A        NR         798,022
   225,000   Douglasville-Douglas
               County, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding, (AMBAC
               Insured),
               5.625% 06/01/15......   Aaa      AAA        227,189
   500,000   Fayette County,
               Georgia, School
               District, GO,
               6.125% 03/01/15......   Aa       A+         518,985
 1,000,000   Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates, St.
               Joseph's Hospital,
               5.500% 10/01/14......   A        A          964,590
             Georgia State, GO:
   750,000   Series C,
               6.500% 07/01/05......   Aaa      AA+        833,385
   500,000   Series E,
               5.500% 07/01/07......   Aaa      AA+        515,935
   215,000   Georgia State, Housing
               and Finance Authority
               Revenue,
               (Homeownership
               Opportunity Program),
               Program A-1,
               (FHA/VA/Private
               Mortgages Insured),
               6.700% 12/01/12......   Aa       NR         226,548

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$  500,000   Gwinnett County,
               Georgia, School
               District, GO, Series
               A,
               5.125% 02/01/10......   Aa1      AA     $   486,130
   500,000   Gwinnett County,
               Georgia, Water and
               Sewer Revenue
               Refunding,
               4.900% 08/01/06......   Aa1      AA+        489,885
   500,000   Macon, Georgia, Water
               and Sewer Authority
               Revenue, Series B,
               5.000% 10/01/16......   A1       A+         457,430
 1,000,000   Municipal Electric
               Authority of Georgia,
               Special Obligation
               Bonds, First
               Crossover, General
               Resolution,
               6.500% 01/01/12......   A        A        1,081,750
   500,000   Peach County, Georgia,
               School District, GO,
               (MBIA Insured),
               6.500% 02/01/08......   Aaa      AAA        554,650
 1,000,000   Roswell, Georgia, GO,
               5.600% 02/01/10......   Aa       AA       1,013,230
             Savannah, Georgia,
               Hospital Authority
               Revenue Refunding and
               Improvement:
   500,000     (Candler Hospital
               Project),
               7.000% 01/01/23......   Baa      BBB+       514,835
   450,000     (St. Joseph's Hospital
               Project),
               6.125% 07/01/12......   A        NR         463,302
   500,000   Savannah, Georgia,
               Water and Sewer
               Revenue Refunding and
               Improvement,
               5.100% 12/01/10......   A1       AA-        481,885
   500,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               A, (FHA/FNMA
               Insured),
               7.125% 12/01/25......   Aaa      NR         528,645

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$  570,000   White County, Georgia,
               Industrial
               Development Authority
               Revenue Refunding,
               (Clark- Schwebel
               Fiber and Glass
               Company Project),
               6.850% 06/01/10......   NR       BBB+   $   594,573
                                                       -----------
                                                        13,203,919
                                                       -----------
             PUERTO RICO -- 3.4%
   500,000   Puerto Rico Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.100% 10/01/15......   Aaa      AAA        505,015
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $13,465,426)............           13,708,934
                                                        ==========

SHARES                                                     VALUE
                                                         (NOTE 1)
-----------------------------------------------------------------
          MONEY MARKET FUNDS -- 5.2%
   722,000   AIM Tax-Exempt Fund.............          $   722,000
    37,000   Nuveen Tax-Free Money Market
               Fund..........................               37,000
                                                       -----------
             TOTAL MONEY
               MARKET FUNDS
               (Cost $759,000)...............              759,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $14,224,426*).....................    98.6%     14,467,934
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.4         200,389
                                             -----     -----------
NET ASSETS................................   100.0%    $14,668,323
                                             =====     ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC      American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
FHA        Federal Housing Authority
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
GNMA       Government National Mortgage Association
GO         General Obligation
MBIA       Municipal Bond Investors Assurance
NR         Not Rated
PCR        Pollution Control Revenue
VA         Veterans Administration


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.6%
             MARYLAND -- 97.1%
             Anne Arundel County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
$1,500,000     5.500% 07/15/00......   Aa1      AA+    $ 1,554,285
 1,000,000     6.200% 04/15/03......   Aa1      AA+      1,074,750
 1,000,000     5.125% 07/15/08......   Aa1      AA+        987,300
   800,000   Baltimore, Maryland,
               GO, Series A, ETM,
               (MBIA Insured),
               9.000% 10/15/98......   Aaa      AAA        875,080
 1,750,000   Baltimore, Maryland,
               Port Facilities
               Revenue, Consolidated
               Coal Sales, Series
               85,
               6.500% 12/01/10......   Aa3      AA-      1,897,298
 1,000,000   Baltimore, Maryland,
               Wastewater Systems,
               GO, (MBIA Insured),
               5.100% 07/01/04......   Aaa      AAA      1,013,980
             Baltimore County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding:
 1,000,000     5.900% 03/01/98......   Aaa      AAA      1,025,430
 1,000,000     6.100% 07/01/01......   Aaa      AAA      1,067,700
 1,000,000     Series A, (AMBAC
               Insured),
               5.300% 10/15/06......   Aaa      AAA      1,008,150
 1,075,000     Series C, (FGIC
               Insured),
               6.375% 10/15/07......   Aaa      AAA      1,188,638
             Baltimore County,
               Maryland,
               Metropolitan District
               Special Assignment
               Refunding, GO:
 1,375,000     5.750% 05/01/02......   Aaa      AAA      1,449,978
 1,000,000     5.800% 05/01/03......   Aaa      AAA      1,059,900
   610,000   Bel Air, Maryland,
               Industrial
               Development Revenue,
               (May Department
               Stores Company
               Project), Refunding,
               6.375% 10/01/99......   NR       A          632,136
             Calvert County,
               Maryland,
               Consolidated Public
               Improvement Revenue
               Refunding, GO:
 1,000,000     4.400% 07/15/02......   Aa       A+         979,230
 2,000,000     4.625% 07/15/05......   Aa       A+       1,926,360
             Carroll County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
 1,350,000     6.000% 11/01/00......   Aa       AA       1,425,789
   500,000     6.900% 10/01/02......   Aaa      AA         549,945

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
             Cecil County, Maryland,
               Revenue Refunding,
               Consolidated Public
               Improvement, GO,
               (FGIC Insured):
$1,000,000     5.300% 12/01/00......   Aaa      AAA    $ 1,028,890
 2,000,000     4.800% 12/01/04......   Aaa      AAA      1,977,800
             Charles County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding, GO:
 3,400,000     4.400% 06/01/03......   Aa       AA-      3,303,678
               Pre-refunded:
 1,000,000     6.375% 12/01/99......   Aaa      AA-      1,076,730
   750,000     6.450% 06/01/01......   Aaa      AA-        819,780
 2,000,000   Frederick County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding, GO, (FGIC
               Insured),
               5.750% 12/01/01......   Aaa      AAA      2,101,800
 1,000,000   Frederick County,
               Maryland, GO, Series
               B,
               6.300% 07/01/06......   Aa       AA-      1,083,440
   600,000   Harford County,
               Maryland, GO,
               Pre-refunded,
               6.100% 12/01/00......   Aaa      AAA        646,386
 1,455,000   Harford County,
               Maryland, Public
               Improvement Revenue,
               GO,
               5.300% 09/01/03......   Aa       AA-      1,498,214
 1,000,000   Howard County,
               Maryland,
               Metropolitan
               District, GO, Series
               B,
               6.000% 08/15/03......   Aaa      AA+      1,074,950
   605,000   Laurel, Maryland, GO,
               Series A, (MBIA
               Insured),
               6.300% 07/01/00......   Aaa      AAA        643,242
   500,000   Maryland-National
               Capital Park and
               Planning Commission,
               (Prince Georges
               County), GO, Series
               J-2, Pre-refunded,
               6.900% 07/01/00......   Aa       AA         549,065
   700,000   Maryland State,
               Community Development
               Administration
               Revenue, (Single-
               family Housing
               Project), 1st Series,
               (FHA/VA/Private
               Mortgages Insured),
               6.000% 04/01/97......   Aa       NR         704,886

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$1,000,000   Maryland State, GO,
               Third Series,
               Pre-refunded,
               6.800% 07/15/00......   Aaa      AAA    $ 1,092,300
             Maryland State, Health
               and Higher Education
               Facilities Authority
               Revenue:
               Howard County General
               Hospital:
 1,000,000     5.125% 07/01/03......   Baa1     BBB        983,580
 1,000,000     5.500% 07/01/13......   Baa1     BBB        931,030
 1,000,000     Northwest Hospital
               Center, (AMBAC
               Insured),
               5.250% 07/01/13......   Aaa      AAA        960,090
   500,000     Sinai Hospital, Pre-
               refunded, (AMBAC
               Insured),
               7.300% 07/01/05......   Aaa      AAA        556,445
               The Johns Hopkins
               Hospital:
   700,000     7.000% 07/01/00......   Aa       AA-        748,958
 1,500,000     5.500% 07/01/07......   Aa       AA-      1,524,855
               Refunding,
   500,000     5.000% 07/01/23......   Aa       AA-        445,310
 1,000,000     University of Maryland
               Medical Center, (FGIC
               Insured),
               5.200% 07/01/04......   Aaa      AAA      1,015,210
             Maryland State,
               Transportation
               Authority Revenue,
               GO:
 1,250,000     6.100% 09/01/01......   Aa       AA       1,324,800
 3,235,000     4.375% 12/15/03......   Aa       AA       3,132,677
 1,000,000     Pre-refunded,
               6.500% 07/15/98......   Aaa      AAA      1,052,880
             Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue:
 1,000,000     6.000% 07/01/97......   A1       A+       1,016,020
 2,790,000     (Baltimore-Washington
               International Airport
               Project), Series A,
               AMT, (FGIC Insured),
               6.400% 07/01/19......   Aaa      AAA      2,874,091
 1,005,000   Maryland Water Quality
               Financing
               Administration,
               Revolving Loan Fund
               Revenue, Series A,
               6.650% 09/01/98......   Aa       AA       1,052,175
             Montgomery County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO: Series A:
 1,000,000     6.900% 04/01/00......   Aaa      AAA      1,079,400


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
             Montgomery County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO (continued):
               Series A (continued):
$1,000,000     4.900% 10/01/07......   Aaa      AAA    $   977,390
 1,000,000     5.000% 10/01/11......   Aaa      AAA        967,210
   500,000     Pre-refunded,
               6.700% 04/01/01......   Aaa      AAA        550,675
 1,575,000   Montgomery County,
               Maryland, Parking
               Revenue, Bethesda
               Parking Lot District,
               Series A, (FGIC
               Insured),
               5.700% 06/01/00......   Aaa      AAA      1,636,551
 1,000,000   Montgomery County,
               Maryland, Rockville,
               GO, Pre-refunded,
               6.125% 10/01/01......   Aaa      AAA      1,083,160
             Northeast Maryland,
               Solid Waste Disposal
               Authority Revenue
               Refunding, (Southwest
               Resource Recovery
               Facility Project),
               (MBIA Insured):
 2,000,000     6.900% 01/01/00......   Aaa      AAA      2,133,700
 1,535,000     7.000% 01/01/01......   Aaa      AAA      1,664,585
   630,000   Ocean City, Maryland,
               GO, Pre-refunded,
               (MBIA Insured),
               6.100% 11/01/01......   Aaa      AAA        682,208
             Prince Georges County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
 1,000,000     6.500% 07/01/02......   A1       AA-      1,084,480
 1,000,000     5.600% 01/15/03......   A1       AA-      1,037,970
 1,000,000   Prince Georges County,
               Maryland, GO, Series
               A, (MBIA Insured),
               5.400% 03/01/02......   Aaa      AAA      1,034,070
             Prince Georges County,
               Maryland, Solid Waste
               Management Systems
               Authority Revenue
               Refunding, (FSA
               Insured):
   800,000     6.600% 06/30/00......   Aaa      AAA        856,912
 2,000,000     5.100% 06/15/05......   Aaa      AAA      1,985,980
 1,000,000   Rockville, Maryland,
               GO,
               4.750% 04/15/05......   Aa1      AA+        982,770
 1,000,000   St. Mary's County,
               Maryland, GO,
               (MBIA Insured),
               5.700% 03/01/08......   Aaa      AAA      1,032,790

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
             University of Maryland,
               Auxiliary Facilities
               and Tuition Revenue:
               Series A:
$  745,000     6.000% 02/01/04......   Aa       AA+    $   791,697
 1,000,000     6.300% 02/01/08......   Aa       AA+      1,075,110
 1,000,000     6.300% 02/01/10......   Aa       AA+      1,064,970
 1,000,000     Series C,
               4.900% 10/01/08......   Aa       AA+        962,570
 1,000,000   Washington County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO, (FGIC Insured),
               5.250% 01/01/06......   Aaa      AAA      1,013,280
             Washington County,
               Maryland, GO:
   500,000     6.400% 12/01/00......   A1       A+         528,150
 1,000,000     Series F, (FGIC
               Insured),
               5.250% 01/01/06......   Aaa      AAA      1,013,280
 1,000,000   Washington Suburban
               Sanitation District
               Authority, Maryland,
               Water Supply Revenue,
               GO,
               5.000% 06/01/03......   Aa1      AA       1,012,370
                                                       -----------
                                                        81,186,509
                                                       -----------
             DISTRICT OF COLUMBIA -- 1.2%
 1,000,000   Washington, D.C.
               Metropolitan Area
               Transportation
               Authority Revenue
               Refunding,
               (FGIC Insured),
               4.400% 01/01/00......   Aaa      AAA        996,880
                                                       -----------
             GUAM -- 0.3%
   250,000   Government of Guam, GO,
               Series A,
               5.200% 11/15/08......   NR       BBB        235,803
                                                       -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $80,512,811)............           82,419,192
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 0.2%
  (Cost $173,000)
  173,000   AIM Tax-Exempt................            $   173,000
                                                       ==========
TOTAL INVESTMENTS
  (Cost $80,685,811*).....................    98.8%    82,592,192
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.2      1,002,250
                                              ----     ----------
NET ASSETS................................   100.0%   $83,594,442
                                              ====     ==========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrowed to Maturity
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
VA        Veterans Administration
Nations Maryland Intermediate Municipal Bond Fund had the
following insurance concentrations greater than 10% at
September 30, 1996 (as a percentage of net assets):
FGIC      17.8%
MBIA      10.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
 AMOUNT                                MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.1%
           MARYLAND -- 69.3%
           Anne Arundel County,
             Maryland, Consolidated
             Public Improvement
             Revenue, GO:
$500,000     5.300% 04/01/10.........   Aa1      AA+    $   494,965
 500,000     5.250% 07/15/11.........   Aa1      AA+        489,890
 150,000   Baltimore, Maryland,
             Consolidated Public
             Improvement Revenue, GO,
             AMT, Series B, (FGIC
             Insured),
             6.300% 10/15/08.........   Aaa      AAA        158,854
 250,000   Baltimore, Maryland,
             Convention Center
             Revenue, (FGIC Insured),
             6.150% 09/01/19.........   Aaa      AAA        256,915
 250,000   Baltimore, Maryland, Port
             Facilities Revenue,
             Consolidated Coal Sales,
             Series 85,
             6.500% 12/01/10.........   Aa3      AA-        271,042
 300,000   Baltimore County,
             Maryland, Mortgage
             Revenue Refunding,
             (Kingswood Common
             III-A), (FHA Insured),
             5.750% 11/01/20.........   NR       AAA        294,234
 250,000   Cumberland, Maryland,
             Refunding, GO, Series A,
             (FGIC Insured),
             5.250% 05/01/21.........   Aaa      AAA        236,152
 400,000   Howard County, Maryland,
             Special Facilities
             Revenue, Series A,
             6.000% 02/15/21.........   Aa       AA-        408,408
 100,000   Maryland State, GO, Third
             Series, Pre-refunded,
             6.800% 07/15/00.........   Aaa      AAA        109,230
           Maryland State, Health and
             Higher Education
             Facilities Authority
             Revenue:
 110,000     Anne Arundel Medical
             Center, (AMBAC Insured),
             5.250% 07/01/13.........   Aaa      AAA        105,610
 100,000     Frederick Memorial
             Hospital, (FGIC
             Insured),
             5.250% 07/01/13.........   Aaa      AAA         96,852
 200,000     Greater Baltimore Medical
             Center, (FGIC Insured),
             5.000% 07/01/13.........   Aaa      AAA        186,226
 290,000     Memorial Hospital of
             Cumberland,
             6.500% 07/01/10.........   A        A          301,214
             Project and Refunding:
 150,000     Doctors Community
             Hospital,
             5.750% 07/01/13.........   Baa      BBB-       139,556

PRINCIPAL                                  RATING          VALUE
 AMOUNT                                MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
           MARYLAND -- (CONTINUED)
           Maryland State, Health and
             Higher Education
             Facilities Authority
             Revenue (continued):
             Project and Refunding
             (continued):
$200,000     Peninsula Regional Medical
             Center,
             5.000% 07/01/08.........   A        A      $   190,910
             Refunding, The Johns
             Hopkins Hospital:
 300,000     5.600% 07/01/09.........   Aa       AA-        300,753
 500,000     5.000% 07/01/23.........   Aa       AA-        445,310
 370,000   Maryland State, Industrial
             Development Financing
             Authority, (American
             Center Physics
             Headquarters),
             6.375% 01/01/12.........   NR       BBB        379,006
 500,000   Maryland State, Stadium
             Authority, Lease
             Revenue, (Ocean City
             Convention Center),
             5.375% 12/15/13.........   Aa       AA         496,905
 220,000   Maryland State,
             Transportation
             Authority, Special
             Obligation Revenue,
             (Baltimore-Washington
             International Airport
             Project), Series A, AMT,
             (FGIC Insured),
             6.400% 07/01/19.........   Aaa      AAA        226,631
           Maryland State,
             Transportation Authority
             Revenue, (Transportation
             Facilities Project):
 300,000     5.750% 07/01/15.........   A1       A+         300,261
 500,000     6.800% 07/01/16.........   Aaa      AAA        555,265
           Maryland Water Quality
             Financing
             Administration,
             Revolving Loan Fund
             Revenue, Series A:
 250,000     5.400% 09/01/10.........   Aa       AA         248,490
 200,000     6.550% 09/01/14.........   Aa       AA         214,228
 250,000   Montgomery County,
             Maryland, Housing
             Opportunities
             Commission, Multi-family
             Mortgage Revenue, Series
             A,
             6.000% 07/01/14.........   Aa       NR         252,915
 300,000   Northeast, Maryland, Solid
             Waste Disposal Authority
             Revenue, (Montgomery
             County Project),
             Series A, AMT,
             6.300% 07/01/16.........   A        NR         302,976
 500,000   Prince Georges County,
             Maryland, PCR Refunding,
             (Potomac Electric Power
             Project),
             5.750% 03/15/10.........   A1       A          518,855

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
 AMOUNT                                MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
           MARYLAND -- (CONTINUED)
$175,000   Prince Georges County,
             Maryland, Project and
             Refunding Revenue,
             (Dimensions Health
             Corporation), GO,
             5.375% 07/01/14.........   A        NR     $   165,694
 500,000   Prince Georges County,
             Maryland, Solid Waste
             Management Systems
             Authority, Revenue
             Refunding, (FSA
             Insured),
             5.200% 06/15/06.........   Aaa      AAA        496,125
 500,000   Prince Georges County,
             Maryland, Stormwater
             Management, GO,
             5.500% 03/15/13.........   Aa       AA         496,780
 200,000   Washington County,
             Maryland, Consolidated
             Public Improvement
             Revenue, GO, (MBIA
             Insured),
             5.800% 01/01/15.........   Aaa      AAA        203,442
 320,000   Washington County,
             Maryland, Sanitation
             District Refunding, GO,
             Series F, (FGIC
             Insured),
             5.000% 01/01/04.........   Aaa      AAA        321,328
                                                        -----------
                                                          9,665,022
                                                        -----------
           DISTRICT OF
             COLUMBIA -- 3.4%
           Washington, D.C.,
             Metropolitan Area
             Transportation Authority
             Revenue, Refunding,
             (FGIC Insured):
 100,000     4.900% 01/01/05.........   Aaa      AAA         98,778
 350,000     6.000% 07/01/10.........   Aaa      AAA        370,864
                                                        -----------
                                                            469,642
                                                        -----------
           GUAM -- 4.0%
 600,000   Government of Guam, GO,
             Series A,
             5.200% 11/15/08.........   NR       BBB        565,926
                                                        -----------
           OHIO -- 3.6%
 500,000   Dayton, Ohio, Special
             Facilities Revenue,
             Series D, AMT,
             6.200% 10/01/09.........   NR       BBB-       503,325
                                                        -----------

PRINCIPAL                                  RATING          VALUE
 AMOUNT                                MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
           PUERTO RICO -- 17.8%
$700,000   Commonwealth of Puerto
             Rico, Highway and
             Transportation
             Authority, Highway
             Revenue Refunding,
             Series T, 6.500%
             07/01/22................   NR       AAA    $   775,327
           Puerto Rico Electric Power
             Authority, Power Revenue
             Refunding:
 200,000     Series U,
             6.000% 07/01/14.........   Baa1     BBB+       200,270
 500,000     Series Y, (MBIA Insured),
             6.500% 07/01/06.........   Aaa      AAA        556,060
 500,000   Puerto Rico Housing, Bank
             and Finance Agency
             Revenue, Single-family
             Mortgage Revenue,
             (Affordable Housing
             Mortgage - Portfolio I),
             AMT, (GNMA/FNMA/FHLMC
             Collateral), 6.100%
             10/01/15................   Aaa      AAA        505,015
 250,000   Puerto Rico Industrial,
             Medical and
             Environmental Agency,
             Pollution Control
             Facilities, Finance
             Authority Revenue,
             Higher Education,
             (Catholic University
             Project), Series A,
             5.600% 12/01/07.........   NR       BBB-       244,105
 200,000   Puerto Rico Industrial,
             Tourist, Educational,
             Medical and
             Environmental Control
             Facilities Financing
             Authority, (Ryder
             Memorial Hospital
             Project), Series A,
             6.600% 05/01/14.........   NR       BBB        203,004
                                                        -----------
                                                          2,483,781
                                                        -----------
           TOTAL MUNICIPAL BONDS AND
             NOTES
             (Cost $13,401,970)......................    13,687,696
                                                         ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                           VALUE
 SHARES                                                  (NOTE 1)
       ------------------------------------------------------------

MONEY MARKET FUND -- 0.8%
  (Cost $110,000)
  110,000  AIM Tax-Exempt Fund..............            $   110,000
                                                        ===========
TOTAL INVESTMENTS
  (Cost $13,511,970*).......................    98.9%    13,797,696
OTHER ASSETS AND
  LIABILITIES (NET).........................     1.1        151,078
                                               -----    -----------
NET ASSETS..................................   100.0%   $13,948,774
                                               =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
Nations Maryland Municipal Bond Fund had the following
insurance concentration greater than 10% at September 30,
1996 (as a percentage of net assets):
FGIC      14.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations North Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.2%
             NORTH CAROLINA -- 78.7%
$1,000,000   Buncombe County, North
               Carolina, GO,
               5.000% 03/01/02......   Aa       AA-    $ 1,018,480
 1,000,000   Charlotte, North
               Carolina, COP,
               (Convention
               Facilities Project),
               6.750% 12/01/21......   Aaa      AAA      1,114,140
 1,130,000   Charlotte, North
               Carolina, Health Care
               Systems Revenue,
               Refunding,
               Mecklenburg Hospital
               Authority,
               6.250% 01/01/20......   Aa       AA       1,150,939
 1,000,000   Charlotte, North
               Carolina, Refunding,
               GO,
               4.500% 02/01/03......   Aaa      AAA        987,480
 1,000,000   Cleveland County, North
               Carolina, GO, (FGIC
               Insured),
               5.100% 06/01/05......   Aaa      AAA      1,011,810
   500,000   Concord, North
               Carolina, GO,
               6.200% 06/01/05......   Aa       A+         537,495
 1,000,000   Fayetteville, North
               Carolina, Public
               Works Commission
               Revenue Refunding,
               (FGIC Insured),
               4.500% 03/01/04......   Aaa      AAA        971,090
   500,000   Gastonia, North
               Carolina, Water
               Revenue and Street
               Improvement,
               5.200% 04/01/02......   Aaa      AAA        513,705
 2,000,000   Greenville, North
               Carolina, Combined
               Enterprises Revenue,
               6.000% 09/01/10......   A1       A+       2,067,840
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste Disposal,
               (Champion
               International
               Corporation Project),
               AMT,
               5.500% 10/01/18......   Baa1     BBB        905,670
   500,000   Henderson County, North
               Carolina, School and
               Community College,
               GO,
               6.500% 06/01/08......   A1       A+         536,190
   750,000   Lower Cape Fear, North
               Carolina, Water and
               Sewer Authority
               Revenue, AMT,
               5.200% 03/01/04......   A        BBB        750,697

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue,
               8.500% 06/15/99......   A2       A      $ 1,097,200
 1,000,000   Mecklenberg County,
               North Carolina,
               Industrial Facilities
               and Pollution Control
               Finance Authority
               Revenue Refunding,
               (Fluor Corporation
               Project),
               5.250% 12/01/09......   NR       A+         986,380
 1,000,000   Mecklenburg County,
               North Carolina,
               Pre-refunded, Public
               Improvement,
               Series B,
               6.200% 04/01/01......   Aaa      AAA      1,082,320
             North Carolina Housing
               Finance Agency,
               Single-family
               Housing, Series R:
   865,000     6.350% 03/01/03......   Aa       A+         912,532
   870,000     6.350% 09/01/03......   Aa       A+         905,444
 1,000,000   North Carolina Medical
               Care Commission,
               Health Care
               Facilities Revenue,
               (Stanley Memorial
               Hospital Project),
               (AMBAC Insured),
               5.250% 10/01/06......   Aaa      AAA        999,230
             North Carolina
               Municipal Power
               Agency, Refunding #1,
               Catawba Electric
               Revenue Refunding:
 1,000,000     (FGIC Insured),
               5.200% 01/01/00......   Aaa      AAA      1,022,410
 1,000,000     (FSA Insured),
               5.500% 01/01/01......   Aaa      AAA      1,030,050
 1,000,000   North Carolina State,
               Educational Authority
               Revenue, AMT,
               5.300% 07/01/03......   A        NR       1,001,040
 2,000,000   North Carolina State,
               GO, Series A,
               6.100% 03/01/01......   Aaa      AAA      2,131,000
 1,240,000   Pitt County, North
               Carolina, Revenue,
               5.375% 12/01/10......   Aa       AA-      1,214,047
   750,000   Rutherford County,
               North Carolina, GO,
               (MBIA Insured),
               6.400% 06/01/01......   Aaa      AAA        810,007
   500,000   Union County, North
               Carolina, School
               District, GO,
               5.800% 03/01/05......   A1       A+         524,790

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations North Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   University of North
               Carolina, Revenue
               Refunding, Utilities
               Systems,
               5.200% 08/01/06......   Aa       AA     $ 1,011,470
             Wake County, North
               Carolina, GO:
 1,000,000     4.200% 04/01/98......   Aaa      AAA      1,003,760
 1,000,000     4.700% 04/01/05......   Aaa      AAA        985,000
 1,000,000   Wake County, North
               Carolina, Public
               Improvement Revenue,
               GO,
               4.600% 02/01/06......   Aaa      AAA        965,320
 1,200,000   Wayne County, North
               Carolina, GO,
               4.900% 04/01/05......   Aaa      AAA      1,195,872
                                                       -----------
                                                        30,443,408
                                                       -----------
             GUAM -- 7.5%
             Government of Guam, GO,
               Series A:
 1,500,000     4.900% 09/01/97......   NR       BBB      1,510,785
 1,445,000     5.150% 11/15/07......   NR       BBB      1,373,227
                                                       -----------
                                                         2,884,012
                                                       -----------
             OHIO -- 2.6%
 1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               Emery Air Freight
               Corporation,
               Series D,
               6.200% 10/01/09......   NR       BBB-     1,006,650
                                                       -----------
             PUERTO RICO -- 4.3%
 1,000,000   Puerto Rico Electric
               Power Authority,
               Power Revenue
               Refunding, Series Y,
               (MBIA Insured),
               7.000% 07/01/07......   Aaa      AAA      1,153,870
   500,000   Puerto Rico Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14......   NR       BBB        507,510
                                                       -----------
                                                         1,661,380
                                                       -----------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WASHINGTON -- 3.1%
$1,150,000   Washington State Public
               Power Supply System,
               Revenue Refunding,
               (Nuclear Project
               Number 2), Series A,
               5.800% 07/01/07......   Aa       AA     $ 1,185,719
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $36,019,174)............           37,181,169
                                                        ==========
  SHARES
---------
MONEY MARKET FUND -- 2.3%
   (Cost $892,000)
   892,000   AIM Tax-Exempt Fund.............              892,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $36,911,174*).....................   98.5%     38,073,169
OTHER ASSETS AND
  LIABILITIES (NET).......................   1.5          591,935
                                             ----     -----------
NET ASSETS................................   100.0%   $38,665,104
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
COP       Certificate of Participation
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.7%
             NORTH CAROLINA -- 96.7%
$1,000,000   Buncombe County, North
               Carolina, Metropolitan
               Sewer District, Sewer
               System Revenue, Pre-
               refunded, Series B,
               6.750% 07/01/22.......   Aaa      NR     $ 1,120,200
 1,500,000   Charlotte, North
               Carolina, Health Care
               Systems Revenue
               Refunding, Mecklenburg
               Hospital Authority,
               6.250% 01/01/20.......   Aa       AA       1,527,795
 1,000,000   Craven County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               PCR, Refunding,
               (Weyerhaeuser Company
               Project),
               6.350% 01/01/10.......   NR       A        1,052,290
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste Disposal,
               (Champion
               International
               Corporation Project),
               AMT,
               5.500% 10/01/18.......   Baa1     BBB        905,670
 2,000,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue, Solid Waste
               Disposal, AMT,
               (Weyerhaeuser
               Company),
               5.650% 12/01/23.......   A2       A        1,924,680
 2,000,000   Mecklenburg County,
               North Carolina,
               Industrial Facilities
               and Pollution Control
               Finance Authority
               Revenue Refunding,
               (Fluor Corporation
               Project),
               5.250% 12/01/09.......   NR       A+       1,972,760
             Mecklenburg County,
               North Carolina,
               Refunding, GO:
 1,000,000     5.400% 03/01/00.......   Aaa      AAA      1,032,030
 1,000,000     6.000% 04/01/11.......   Aaa      AAA      1,062,920
 1,000,000   Monroe, North Carolina,
               Combined Enterprise
               System Revenue,
               6.000% 03/01/14.......   A        A        1,007,090
 1,000,000   Morganton, North
               Carolina, Water and
               Sewer Revenue, GO,
               (FGIC Insured),
               5.600% 06/01/10.......   Aaa      AAA      1,017,140

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   New Hanover County,
               North Carolina,
               Industrial Facilities
               and Pollution Control
               Financing Authority,
               (Solid Waste Disposal,
               Occidental Petroleum
               Corporation Project),
               AMT,
               6.500% 08/01/14.......   Baa3     BBB    $ 1,023,590
 1,000,000   North Carolina Eastern
               Municipal Power
               Agency, Power System
               Revenue, Refunding,
               Series B,
               6.000% 01/01/06.......   Baa1     BBB+     1,013,340
             North Carolina Housing
               Finance Agency:
   830,000     Series U,
               6.700% 03/01/18.......   Aa       A+         866,147
   970,000     Single-family Revenue,
               Series W,
               6.200% 09/01/09.......   Aa       A+       1,006,346
             North Carolina Medical
               Care Commission,
               Hospital Revenue
               Refunding:
 1,000,000     (Carolina MediCorp
               Project),
               5.500% 05/01/15.......   Aa       AA         971,630
               (Gaston Memorial
               Hospital Project):
 1,000,000     5.000% 02/15/04.......   A        A+         986,610
 1,130,000     (AMBAC Insured),
               5.250% 02/15/07.......   Aaa      AAA      1,129,028
 1,000,000     (Grace Hospital Inc.
               Project), (AMBAC
               Insured),
               5.250% 10/01/16.......   Aaa      AAA        947,840
 1,000,000     (Rex Hospital Project),
               6.250% 06/01/17.......   A1       A+       1,021,350
 1,000,000   North Carolina Municipal
               Power Agency,
               Refunding #1, Catawba
               Electric Revenue
               Refunding, (FSA
               Insured),
               6.200% 01/01/18.......   Aaa      AAA      1,039,780
 1,500,000   Onslow County, North
               Carolina, Combined
               Enterprise System
               Revenue, (MBIA
               Insured),
               5.875% 06/01/09.......   Aaa      AAA      1,559,865
 1,000,000   Orange County, North
               Carolina, GO,
               5.500% 02/01/14.......   Aa1      AA+        997,700
 1,000,000   Wake County, North
               Carolina, Hospital
               Revenue, (MBIA
               Insured),
               5.125% 10/01/26.......   Aaa      AAA        904,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Wilmington, North
               Carolina, Water
               Authority, GO,
               5.700% 06/01/15.......   A1       A+     $ 1,016,050
 1,000,000   Winston-Salem, North
               Carolina, Water and
               Sewer Systems Revenue,
               Series B,
               5.600% 06/01/14.......   Aa       AA+        987,770
                                                        -----------
                                                         28,094,171
                                                        ===========
             PUERTO RICO -- 2.0%
   600,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07.......   NR       BBB-       585,852
                                                        -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $27,854,805)....                    28,680,023
                                                        ===========

                                                           VALUE
  SHARES                                                 (NOTE 1)
       ------------------------------------------------------------

MONEY MARKET FUND -- 0.2%
  (Cost $59,000)
  59,000   AIM Tax-Exempt Fund............            $    59,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $27,913,805*).....................    98.9%    28,739,023
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.1        319,060
                                              ----    -----------
NET ASSETS................................   100.0%   $29,058,083
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.3%
             SOUTH CAROLINA -- 98.3%
$1,100,000   Anderson County, South
               Carolina, Revenue
               Refunding, GO,
               6.400% 04/01/03.....   A        A      $  1,187,131
   500,000   Beaufort County, South
               Carolina, School
               District, GO, (AMBAC
               Insured),
               6.250% 02/01/01.....   Aaa      AAA         530,850
 2,000,000   Berkeley County, South
               Carolina, Pollution
               Control Facilities
               Revenue Refunding,
               (Alumax Inc.
               Project), (Royal
               Bank of Canada LOC),
               3.700% 12/01/08+....   Aa2      NR        2,000,000
 1,000,000   Berkeley County, South
               Carolina, Refunding
               and Improvement
               Authority, (FGIC
               Insured),
               5.300% 05/01/04.....   Aaa      AAA       1,023,770
   500,000   Berkeley County, South
               Carolina, Water and
               Sewer Authority
               Revenue, (MBIA
               Insured),
               6.100% 06/01/98.....   Aaa      AAA         515,780
             Charleston County,
               South Carolina,
               Hospital Facilities,
               Revenue Refunding
               and Improvement,
               (Medical Society
               Health Project),
               (MBIA Insured):
   500,000     5.000% 10/01/99.....   Aaa      AAA         506,810
 1,000,000     6.000% 10/01/09.....   Aaa      AAA       1,023,570
 1,000,000   Charleston County,
               South Carolina, Park
               and Recreation
               Commission District,
               GO,
               4.900% 02/01/99.....   Aa       AA-       1,013,590
 1,040,000   Charleston County,
               South Carolina,
               Solid Waste User Fee
               Revenue, (MBIA
               Insured),
               5.800% 01/01/06.....   Aaa      AAA       1,084,658
   500,000   Chester County, South
               Carolina, Industrial
               Development
               Authority Revenue
               Refunding, (Springs
               Industries Inc.
               Project),
               7.350% 02/01/14.....   NR       BBB+        529,050

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$  500,000   Chester County, South
               Carolina, School
               District, GO,
               6.100% 02/01/01.....   NR       A      $    532,210
             Columbia, South
               Carolina, Waterworks
               and Sewer System
               Revenue:
   855,000     6.200% 02/01/99.....   Aa       AA          890,098
 1,250,000     5.500% 02/01/09.....   Aa       AA        1,256,575
 2,700,000     Capital Appreciation,
               Zero coupon
               02/01/03++...........  Aa       AA        1,974,564
 1,000,000   Darlington County,
               South Carolina,
               Industrial
               Development Revenue,
               (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23.....   A1       AA-         980,750
 1,500,000   Dorchester County,
               South Carolina,
               School District
               No. 2, GO, (FGIC
               Insured),
               5.200% 02/01/15.....   Aaa      AAA       1,435,305
 1,250,000   Florence, South
               Carolina, Water and
               Sewer Revenue
               Refunding #2, (AMBAC
               Insured),
               5.150% 03/01/06.....   Aaa      AAA       1,249,025
 1,000,000   Georgetown County,
               South Carolina, PCR,
               (International Paper
               Company Project),
               6.250% 06/15/05.....   A3       A-        1,058,860
             Grand Strand Water and
               Sewer Authority
               Revenue Refunding,
               (MBIA Insured):
 1,000,000     5.900% 06/01/01.....   Aaa      AAA       1,046,640
 1,950,000     6.300% 06/01/05.....   Aaa      AAA       2,098,102
             Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding:
 1,000,000     Series A,
               5.400% 05/01/07.....   Aa       AA-         996,130
 1,000,000     Series C,
               5.300% 05/01/04.....   NR       AA-       1,003,670
 1,885,000   Greenwood, South
               Carolina, Combined
               Public Utilities,
               Revenue Refunding
               and Improvement,
               (AMBAC Insured),
               5.500% 12/01/06.....   Aaa      AAA       1,931,201

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Lancaster County,
               South Carolina,
               School District, GO,
               (MBIA Insured):
$  600,000     5.900% 07/01/01.....   Aaa      AAA    $    633,696
   500,000     6.500% 07/01/07.....   Aaa      AAA         550,120
             Medical University of
               South Carolina,
               Hospital Facilities
               Revenue, Series A:
   500,000     6.400% 07/01/99.....   A        A+          522,190
               Refunding:
   500,000     7.000% 07/01/01.....   A        A+          544,425
 1,000,000     7.000% 07/01/02.....   A        A+        1,085,610
 2,500,000     7.200% 07/01/05.....   A        A+        2,698,750
 1,750,000   North Charleston,
               South Carolina,
               Refunding, GO,
               5.600% 08/01/07.....   A        AA-       1,788,255
 1,500,000   Oconee County, South
               Carolina, School
               District, Refunding,
               Series B,
               6.000% 03/01/99.....   A        A         1,549,920
 1,600,000   Piedmont Municipal
               Power Agency,
               Revenue Bonds,
               (South Carolina
               Electric Company
               Project), (MBIA
               Insured),
               6.000% 01/01/05.....   Aaa      AAA       1,711,424
             Richland County, South
               Carolina, PCR,
               (Union Camp
               Corporation
               Project), Series C:
 2,000,000     5.875% 11/01/02.....   A1       A-        2,083,300
 1,000,000     6.350% 11/01/07.....   A1       A-        1,083,200
             Richland County, South
               Carolina, Revenue
               Refunding and
               Improvement:
   500,000     5.750% 12/01/99.....   Aa       AA          520,785
 2,120,000     Series B,
               4.850% 03/01/04.....   Aa       AA        2,113,131
 1,590,000   Richland County, South
               Carolina, School
               District No. 2,
               Refunding, Series A,
               (MBIA Insured),
               4.900% 03/01/04.....   Aaa      AAA       1,585,628
             Rock Hill, South
               Carolina, School
               District No. 3,
               Refunding, Series B,
               (FGIC Insured):
   500,000     5.800% 02/01/01.....   Aaa      AAA         522,110
 1,910,000     5.900% 02/01/02.....   Aaa      AAA       2,006,818

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$2,135,000   South Carolina State,
               Capital Improvement,
               GO, Series A
               3.500% 07/01/06.....   Aaa      AAA    $  1,877,967
             South Carolina State,
               Housing Finance and
               Development
               Authority:
 1,000,000     Homeownership Mortgage
               Purchase, Series A,
               5.550% 07/01/15.....   Aa       AA          998,520
               Multi-family Housing
               Revenue:
   910,000     Rental Housing
               Revenue, (Windsor
               Shores Project),
               Series B, (FHA/VA/
               Private Mortgages
               Insured),
               5.600% 07/01/16.....   NR       AA          876,257
 1,000,000     Series A, (FHA/VA/
               Private Mortgages
               Insured),
               6.800% 11/15/11.....   Aaa      NR        1,049,530
 5,000,000     (United Dominion
               Project),
               6.500% 05/01/24.....   NR       BBB+      5,115,100
 1,000,000   South Carolina State,
               Jobs-Economic
               Development
               Authority, Hospital
               Facilities Revenue,
               (South Carolina
               Baptist Hospital
               Project), (AMBAC
               Insured),
               5.450% 08/01/15.....   Aaa      AAA         940,510
             South Carolina State,
               Public Service
               Authority, Revenue
               Bonds:
 1,000,000     Series A,
               5.200% 07/01/03.....   Aa       A+        1,013,550
 1,000,000     Series B,
               6.600% 07/01/01.....   Aaa      AAA       1,083,360
 1,440,000   South Carolina State
               Refunding, Capital
               Improvement, GO,
               4.400% 04/01/04.....   Aaa      AA+       1,394,194
 1,750,000   South Carolina State
               Revenue Bonds, GO,
               Series W,
               6.000% 05/01/01.....   Aaa      AA+       1,859,095
 1,005,000   Spartanburg County,
               South Carolina, GO,
               5.700% 02/01/06.....   A1       A+        1,042,004

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations South Carolina Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$1,000,000   Spartanburg, South
               Carolina, Waterworks
               and Sewer System
               Authority, Revenue
               Refunding and
               Improvement,
               6.200% 06/01/09.....   A1       AA-    $  1,039,970
   560,000   Summerville, South
               Carolina, Water and
               Sewer Authority
               Revenue,
               6.050% 09/01/00.....   A        A           589,613
 1,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation
               Project), AMT,
               5.700% 01/01/24.....   A2       A+          965,730
             York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project):
   560,000     Series A,
               7.400% 01/01/10.....   Baa1     BBB         595,661
 1,300,000     Series B,
               6.850% 04/01/01.....   Baa1     BBB       1,369,953
   500,000   York County, South
               Carolina, School
               District No. 3, GO,
               Series B,
               5.700% 07/01/97.....   Ba       A           506,390

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$  500,000   York County, South
               Carolina, Water and
               Sewer Revenue,
               6.125% 12/01/08.....   NR       NR     $    492,585
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $68,114,907)...........            69,677,690
                                                      ============
  SHARES
---------
MONEY MARKET FUND -- 0.2%
   (Cost $128,000)
   128,000   AIM Tax-Exempt Fund............               128,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $68,242,907*).....................    98.5%     69,805,690
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.5       1,076,574
                                             -----     -----------
NET ASSETS................................   100.0%    $70,882,264
                                             =====     ===========

---------------

 * Aggregate cost for Federal tax purposes.
 + Variable rate note. The interest rate shown reflects the rate in effect at
   September 30, 1996.
++ Yield to maturity is 4.815%.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
GO        General Obligation
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
VA        Veterans Administration

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1996 (as a percentage of net assets):

MBIA      15.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.8%
             SOUTH CAROLINA -- 82.0%
$  340,000   Beaufort County, South
               Carolina, GO, (MBIA
               Insured),
               5.600% 12/01/08......   Aaa      AAA    $   345,494
   750,000   Berkeley County, South
               Carolina, PCR, (South
               Carolina Electric and
               Gas Company),
               6.500% 10/01/14......   A2       A1+        796,478
   500,000   Charleston, South
               Carolina, GO,
               6.500% 06/01/11......   Aa       AA         538,785
   500,000   Charleston County,
               South Carolina,
               Hospital Facilities
               Revenue, (Bon Secours
               Health Systems
               Project), (FSA
               Insured),
               5.625% 08/15/25......   Aaa      AAA        482,345
 1,000,000   Chester County, South
               Carolina, Industrial
               Development Authority
               Revenue Refunding,
               (Springs Industries
               Inc. Project),
               7.350% 02/01/14......   NR       BBB+     1,058,100
   500,000   Clemson University,
               South Carolina,
               Stadium Refunding
               Bonds, Student and
               Faculty Housing,
               Series M, (MBIA
               Insured),
               6.600% 06/01/08......   Aaa      AAA        537,640
   450,000   Columbia, South
               Carolina, GO,
               Series A,
               6.500% 02/01/12......   Aa       AA         483,251
   750,000   Columbia, South
               Carolina, Waterworks
               and Sewer System
               Revenue,
               5.500% 02/01/09......   Aa       AA         753,945
             Darlington County,
               South Carolina,
               Industrial
               Development Revenue:
 1,000,000     (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23......   A1       AA-        980,750
   500,000     (Sonoco Products
               Company Project),
               6.125% 06/01/25......   A2       A+         507,460
   500,000   Darlington County,
               South Carolina, PCR,
               (Carolina Power and
               Light Company
               Project),
               6.600% 11/01/10......   A2       A/A-1      542,950

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Dorchester County,
               South Carolina,
               School District
               No. 2, GO, (FGIC
               Insured):
$  500,000     4.800% 07/01/05......   Aaa      AAA    $   491,970
   650,000     (Student Aid
               Withholding),
               5.125% 02/01/13......   Aaa      AAA        620,594
   500,000   Georgetown County,
               South Carolina, PCR,
               (International Paper
               Company Project),
               6.250% 06/15/05......   A3       A-         529,430
   400,000   Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding, Series C,
               5.500% 05/01/11......   NR       AA-        394,460
   500,000   Oconee County, South
               Carolina, PCR,
               Refunding, (Duke
               Power Company
               Project),
               5.800% 04/01/14......   Aa2      AA-        506,690
   525,000   Richland County, South
               Carolina, Sewer
               System Revenue, GO,
               Series A,
               5.500% 03/01/17......   Aa       AA         521,792
   500,000   Richland County, South
               Carolina, Waste
               Disposal Facilities
               Revenue Refunding,
               (Union Camp
               Corporation Project),
               Series A, AMT,
               6.750% 05/01/22......   A1       A-         527,530
   500,000   South Carolina State,
               Capital Improvement,
               4.400% 04/01/04......   Aaa      AA+        484,095
   300,000   South Carolina State,
               Housing Finance and
               Development
               Authority,
               Homeownership
               Mortgage Purchase,
               Series A,
               6.375% 07/01/16......   Aa       AA         306,183
             South Carolina State,
               Jobs-Economic
               Development
               Authority, Hospital
               Facilities Revenue:
   500,000     First Mortgage, (Lowman
               Home-Trinity Lutheran
               Home Project),
               6.700% 09/01/20......   NR       NR         491,950
 1,000,000     (South Carolina Baptist
               Hospital), (AMBAC
               Insured),
               5.450% 08/01/15......   Aaa      AAA        940,510

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$  500,000   South Carolina State,
               Public Service
               Authority, Revenue
               Bonds, Series C,
               (MBIA Insured),
               5.125% 01/01/21......   Aaa      AAA    $   459,350
   500,000   York County, South
               Carolina, GO, (AMBAC
               Insured),
               4.750% 06/01/07......   Aaa      AAA        477,380
             York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project):
   350,000     Series A,
               7.400% 01/01/10......   Baa1     BBB        372,288
   600,000     Series B,
               6.850% 04/01/01......   Baa1     BBB        632,286
                                                       -----------
                                                        14,783,706
                                                       -----------
             GUAM -- 2.8%
   500,000   Government of Guam,
               Airport Authority
               Revenue, Series A,
               5.600% 10/01/00......   NR       BBB        506,245
                                                       -----------
             OHIO -- 2.8%
   500,000   Dayton, Ohio, Special
               Facilities Revenue
               Refunding, (Air
               Freight Corporation
               Project), Series F,
               6.050% 10/01/09......   NR       BBB-       505,205
                                                       -----------
             PUERTO RICO -- 9.2%
 1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage - Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.250% 04/01/29......   Aaa      AAA      1,014,600
   650,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07......   NR       BBB-       634,673
                                                       -----------
                                                         1,649,273
                                                       -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $17,126,374)............           17,444,429
                                                        ==========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 1.6%
  (Cost $289,000)
   289,000   AIM Tax-Exempt Fund..........             $   289,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $17,415,374*).....................    98.4%    17,733,429
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.6        291,298
                                              ----     ----------
NET ASSETS................................   100.0%   $18,024,727
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tennessee Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.5%
             TENNESSEE -- 84.9%
             Anderson County,
               Tennessee, Health and
               Educational Facilities
               Board, (Methodist
               Medical Center):
$  585,000     5.000% 07/01/01.......   A1       NR    $   584,468
 1,000,000     5.400% 07/01/04.......   A1       NR      1,003,840
             Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO, (Erlanger
               Medical Center), (FSA
               Insured):
   500,000     5.000% 10/01/00.......   Aaa      AAA       507,965
   500,000     5.375% 10/01/04.......   Aaa      AAA       513,570
   650,000   Hamilton County,
               Tennessee, GO,
               5.000% 07/01/01.......   Aa       NR        661,771
   600,000   Knoxville, Tennessee,
               Refunding and
               Improvement, GO,
               Series A, (MBIA
               Insured),
               5.250% 05/01/03.......   Aaa      AAA       615,066
   500,000   Madison County,
               Tennessee, GO,
               Series A,
               5.850% 08/01/03.......   A1       NR        527,095
   500,000   Maury County, Tennessee,
               Industrial Development
               Board, PCR, Multi-
               Modal Refunding,
               (Saturn Corporation
               Project), General
               Motors Guaranty
               Agreement,
               6.500% 09/01/24.......   A3       A-        520,995
   800,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               PCR, Refunding,
               (Bowater Inc.
               Project),
               6.850% 04/01/01.......   Baa1     BBB       857,416
             Memphis, Tennessee,
               Electric System
               Revenue:
   235,000     Pre-refunded,
               6.750% 01/01/00.......   NR       NR        251,676
   500,000     Refunding,
               5.000% 01/01/99.......   Aa       AA        507,190
 1,500,000   Memphis, Tennessee,
               Water Revenue,
               5.900% 01/01/04.......   Aa       AA      1,590,135

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
             Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Health and Education
               Facilities Board
               Revenue, Refunding and
               Improvement, (Meharry
               Medical College
               Project), (AMBAC
               Insured):
$  505,000     6.000% 12/01/08.......   Aaa      AAA   $   534,967
   295,000     6.000% 12/01/09.......   Aaa      AAA       310,933
   750,000   Metropolitan Government,
               Nashville and Davidson
               County, Tennessee,
               Refunding, GO,
               5.250% 05/15/07.......   Aa       AA        755,422
   500,000   Rutherford County,
               Tennessee, Public
               Improvement, GO,
               4.900% 04/01/04.......   Aa       AA-       500,935
             Shelby County,
               Tennessee, Health,
               Education and Housing
               Facilities Board:
   500,000     6.250% 08/01/09.......   Aaa      AAA       533,205
   520,000     Series D, (MBIA
               Insured),
               5.300% 08/15/04.......   Aaa      AAA       535,137
             Shelby County,
               Tennessee, Public
               Improvement, GO:
   500,000     Series A,
               5.625% 06/01/06.......   Aa       AA+       519,805
   865,000     Series B,
               5.250% 11/01/04.......   Aa       AA+       884,973
             Tennessee Housing
               Development Agency,
               Mortgage Finance, AMT:
   200,000     Series A,
               6.300% 01/01/08.......   A1       A+        204,506
   300,000     Series B,
               6.550% 07/01/19.......   A1       A+        307,563
             Tennessee State, GO:
   305,000     Series A,
               7.000% 03/01/05.......   Aaa      AA+       348,060
   500,000     Series B,
               6.000% 05/01/06.......   Aaa      AA+       538,080
   500,000   Tennessee State, Local
               Development Revenue,
               Series A,
               5.750% 03/01/11.......   A        AA-       500,965
   500,000   Tennessee State,
               Volunteer State
               Student Funding
               Corporation,
               Educational Loan
               Revenue, Series B,
               AMT,
               4.850% 06/01/99.......   Aa       NR        503,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tennessee Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATINGS         VALUE
  AMOUNT                               MOODY'S   S&P    (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  730,000   Williamson County,
               Tennessee, Capital
               Outlay Notes,
               5.700% 05/01/02.......   Aa       NR    $   763,281
                                                       -----------
                                                        15,882,344
                                                       -----------
             PUERTO RICO -- 13.6%
   600,000   Puerto Rico Electric
               Power Authority, Power
               Revenue, Series P,
               6.750% 07/01/03.......   Baa1     BBB+      654,696
   600,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage - Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               5.450% 04/01/05.......   Aaa      AAA       611,520
   500,000   Puerto Rico, Industrial,
               Medical and
               Environmental Agency
               Facilities Financing
               Authority Revenue,
               Series A, (Intel
               Corporation Project),
               4.000% 09/01/13+......   A1       A+        498,025
   750,000   Puerto Rico, Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.400% 05/01/09.......   NR       BBB       776,722
                                                       -----------
                                                         2,540,963
                                                       -----------
             TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $18,116,662).............          18,423,307
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
  (Cost $49,000)
    49,000   AIM Tax-Exempt Fund..............        $    49,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $18,165,662*).....................    98.8%    18,472,307
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.2        225,671
                                             -----    -----------
NET ASSETS................................   100.0%   $18,697,978
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

+ Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1996.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tennessee Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.3%
             TENNESSEE -- 90.2%
$  250,000   Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO,
               (Erlanger Medical
               Center), (FSA
               Insured),
               5.500% 10/01/07......   Aaa      AAA    $   254,337
   145,000   Clarksville, Tennessee,
               Water, Sewer and Gas
               Authority Revenue
               Refunding and
               Improvement, (MBIA
               Insured),
               6.125% 02/01/12......   Aaa      AAA        150,397
   500,000   Humphreys County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (du Pont
               (E.I.) de Nemours &
               Company Project),
               AMT,
               6.700% 05/01/24......   Aa3      AA-        532,970
             Knox County, Tennessee,
               Health, Educational
               and Housing
               Facilities Board,
               Hospital Facilities
               Revenue Refunding:
   300,000     (Fort Sanders
               Alliance Project),
               (MBIA Insured),
               7.250% 01/01/09......   Aaa      AAA        349,977
   100,000     (Mercy Health
               System), Series B,
               (AMBAC Insured),
               5.600% 09/01/07......   Aaa      AAA        102,205
   365,000   Knoxville, Tennessee,
               Refunding and
               Improvement, GO,
               Series A, (MBIA
               Insured),
               5.250% 05/01/03......   Aaa      AAA        374,165
             Knoxville, Tennessee,
               Water Authority
               Revenue, Refunding
               and Improvement:
   250,000     5.100% 04/01/10......   Aa       AA-        240,097
   150,000     Series M,
               5.250% 03/01/12......   Aa       AA         144,468
   200,000   Loudon County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (Kimberly-
               Clark Corporation
               Project), AMT,
               6.200% 02/01/23......   Aa2      AA         202,378

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  250,000   Maury County,
               Tennessee, Industrial
               Development Board,
               PCR, Multi-Modal
               Refunding, (Saturn
               Corporation Project),
               General Motors
               Guaranty Agreement,
               6.500% 09/01/24......   A3       A-     $   260,497
   250,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Recycling
               Facility Revenue,
               (Calhoun Newsprint
               Project), AMT,
               7.400% 12/01/22......   Baa1     BBB        268,680
   300,000   Memphis, Tennessee,
               Electric System
               Revenue Refunding,
               4.900% 01/01/11......   Aa       AA         279,318
   300,000   Memphis, Tennessee, GO,
               5.250% 03/01/12......   Aa       AA         291,648
             Memphis-Shelby County,
               Tennessee, Airport
               Authority, Special
               Facilities and
               Project Revenue
               Refunding, (Federal
               Express Corporation
               Project), AMT:
   250,000     6.750% 09/01/12......   Baa2     BBB        261,778
   100,000     6.200% 07/01/14......   Baa2     BBB        100,035
   350,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Electric
               Revenue, Series A,
               5.625% 05/15/14......   Aa       AA         350,714
   300,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Refunding,
               GO,
               5.000% 05/15/04......   Aa       AA         302,442
             Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Health and
               Education Facilities
               Board Revenue,
               Refunding and
               Improvement, (Meharry
               Medical College
               Project), (AMBAC
               Insured):
   300,000     6.000% 12/01/09......   Aaa      AAA        316,203
   250,000     7.000% 12/01/11......   Aaa      AAA        286,698

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tennessee Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  250,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Revenue
               Refunding, GO,
               5.250% 05/15/07......   Aa       AA     $   251,808
   300,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Water and
               Sewer Revenue, (FGIC
               Insured),
               5.200% 01/01/13......   Aaa      AAA        289,821
   200,000   Putnam County,
               Tennessee, GO, (MBIA
               Insured),
               5.125% 04/01/11......   Aaa      AAA        189,718
   300,000   Rutherford County,
               Tennessee, Public
               Improvement, GO,
               6.000% 04/01/06......   Aa       AA-        320,835
   245,000   Shelby County,
               Tennessee, Compounded
               Interest, Public
               Improvement, GO,
               Series A,
               Zero coupon
               05/01/09+ ...........   Aa       AA+        120,530
   200,000   Shelby County,
               Tennessee, Health,
               Education and Housing
               Facilities Board,
               Hospital Revenue,
               (MBIA Insured),
               5.250% 08/01/15......   Aaa      AAA        189,672
   240,000   Shelby County,
               Tennessee, School
               Bonds, GO, Series A,
               5.900% 03/01/15......   Aa       AA+        245,227
   250,000   Sumner County,
               Tennessee, Health,
               Education and Housing
               Facilities Board
               Revenue Refunding,
               (Sumner Regional
               Health System Inc.),
               7.000% 11/01/03......   NR       A-         270,985
   250,000   Tennessee State, GO,
               Series A,
               7.000% 03/01/05......   Aaa      AA+        285,295
   250,000   Tennessee State, Local
               Development Revenue,
               Series A,
               5.750% 03/01/11......   A        AA-        250,483
                                                       -----------
                                                         7,483,381
                                                       ===========

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- 7.1%
$  300,000   Puerto Rico Industrial,
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14......   NR       BBB    $   304,506
   300,000   Puerto Rico Public
               Building Authority,
               Guaranteed Public
               Education and Health
               Facilities Revenue
               Refunding, Series M,
               5.500% 07/01/21......   Baa1     A          283,338
                                                       -----------
                                                           587,844
                                                       -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $7,842,437).............            8,071,225
                                                       ===========

  SHARES
 ---------
 MONEY MARKET FUND -- 0.9%
    (Cost $75,000)
    75,000   AIM Tax-Exempt Fund.............               75,000
                                                        ----------
TOTAL INVESTMENTS
  (Cost $7,917,437*)......................    98.2%     8,146,225
OTHER ASSETS AND
  LIABILITIES (NET).......................     1.8        147,321
                                             -----    -----------
NET ASSETS................................   100.0%   $ 8,293,546
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 5.872%.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue
Nations Tennessee Municipal Bond Fund had the following
insurance concentration greater than 10% at September 30,
1996 (as a percentage of net assets):
MBIA   15.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Texas Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.3%
             TEXAS -- 77.2%
             Alief, Texas,
               Independent School
               District, GO:
$1,000,000     Zero coupon
               02/15/01+...........  Aaa       AAA     $   810,520
   525,000     (PSFG Insured),
               5.000% 02/15/17.....  Aaa       AAA         481,598
 1,450,000   Alliance Airport
               Authority Inc.,
               Texas, Special
               Facilities Revenue,
               (American Airlines
               Inc. Project), AMT,
               7.000% 12/01/11.....  Baa2      BB+       1,578,833
   750,000   Amarillo Texas Junior
               College District,
               GO, (FGIC Insured),
               7.600% 02/15/06.....  Aaa       AAA         880,920
 2,000,000   Arlington, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.800% 02/15/02.....  Aaa       NR        2,101,584
 1,000,000   Arlington, Texas,
               Waterworks and Sewer
               Authority Revenue,
               (FGIC Insured),
               6.000% 06/01/00.....  Aaa       AAA       1,048,770
   995,000   Bell County, Texas,
               Health Facilities
               Development,
               Corporate Revenue
               Refunding, (Central
               Texas Pooled
               Health), Series A,
               4.750% 10/01/23.....  NR        AA-         998,582
 1,000,000   Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, Senior
               Lien, Series A-2,
               AMT, (Guaranteed
               Student Loans),
               6.050% 06/01/03.....  Aaa       NR        1,042,730
   500,000   Denton, Texas, Health
               Facilities
               Development,
               Refunding,
               6.000% 05/01/05.....  Aaa       AAA         528,810
 1,050,000   Garland, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.500% 02/15/00.....  Aaa       AAA       1,081,490

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$1,000,000   Granbury, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.000% 08/01/09.....  Aaa       AAA     $   956,980
 1,000,000   Harris County, Texas,
               Certificates of
               Obligation, GO,
               6.700% 06/01/00.....  Aa        AA        1,061,420
 1,250,000   Harris County, Texas,
               Municipal Utilities
               District, GO,
               5.750% 10/01/03.....  Aa        AA        1,308,650
 1,000,000   Harris County, Texas,
               Tax Revenue
               Refunding,
               6.000% 10/01/05.....  Aa        AA        1,066,230
 1,000,000   Judson, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.900% 02/01/01.....  Aaa       NR        1,049,300
 1,000,000   Lower Colorado River
               Authority, Texas,
               Revenue Refunding,
               Series A, (AMBAC
               Insured),
               6.400% 01/01/01.....  Aaa       AAA       1,069,520
 1,000,000   North Texas, Municipal
               Water District,
               Revenue Refunding,
               (MBIA Insured),
               5.000% 09/01/06.....  Aaa       AAA         989,180
 1,000,000   Tarrant County, Texas,
               GO,
               6.750% 07/15/07.....  NR        AA+       1,074,660
 1,000,000   Texas A&M University,
               Permanent Funding,
               Series C,
               5.250% 07/01/02.....  Aaa       AA+       1,029,910
 1,000,000   Texas A&M University,
               Revenue Financing
               System, Refunding,
               5.950% 05/15/05.....  Aa        AA        1,063,530
   500,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.750% 08/01/11.....  Aa        AA          496,020

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Texas Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$1,000,000   Texas State, Public
               Finance Authority,
               Building Revenue,
               Series A, (AMBAC
               Insured),
               6.000% 08/01/05.....  Aaa       AAA     $ 1,069,170
   875,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               Series B-4, AMT,
               6.200% 12/01/14.....  Aa        AA          889,980
 1,500,000   Travis County, Texas,
               Limited Tax Revenue
               Refunding, Series A,
               (MBIA Insured),
               5.750% 03/01/06.....  Aaa       AAA       1,549,425
                                                       -----------
                                                        25,227,812
                                                       -----------
             ARIZONA -- 3.3%
 1,000,000   Maricopa County,
               Arizona, Unified
               School District No.
               69, (Paradise Valley
               Refunding Project),
               GO, (MBIA Insured),
               6.350% 07/01/10.....  Aaa       AAA       1,095,360
                                                       -----------
             FLORIDA -- 3.1%
 1,000,000   Florida State, Housing
               Finance Agency,
               Refunding, Multi-
               family Housing
               Revenue, (Andover
               Place Project),
               Series E,
               6.350% 05/01/26.....  NR        BBB+      1,008,910
                                                       -----------
             MAINE -- 3.1%
 1,000,000   Bucksport, Maine,
               Solid Waste Disposal
               Revenue, (Champion
               International
               Corporation
               Project),
               6.250% 05/01/10.....  Baa1      BBB       1,008,150
                                                       -----------
             MASSACHUSETTS -- 3.5%
 1,160,000   Massachusetts State,
               Consolidated Loans,
               Series A, (MBIA
               Insured),
               5.000% 01/01/06.....  Aaa       AAA       1,148,063
                                                       -----------
PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S    S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEW MEXICO -- 1.9%
$  625,000   Santa Fe, New Mexico,
               Gross Receipts Tax
               Revenue Refunding,
               Series B, (AMBAC
               Insured),
               5.625% 06/01/16.....  NR        NR      $   620,175
                                                       -----------

             PENNSYLVANIA -- 3.1%
1,000,000   Monroeville,
               Pennsylvania,
               Hospital Authority
               Revenue,
               5.000% 10/01/99.....  Baa1      BBB+        996,700
                                                       -----------
             SOUTH DAKOTA -- 3.1%
 1,000,000   South Dakota State,
               Housing Development
               Authority Revenue,
               Homeownership
               Mortgage Revenue,
               Series A,
               5.000% 05/01/01.....  Aa1       AAA       1,008,510
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $31,609,456)...........            32,113,680
                                                       ===========
  SHARES
---------
MONEY MARKET FUND -- 1.6%
  (Cost $515,000)
  515,000   AIM Tax-Exempt Fund...........                515,000
                                                      ===========
TOTAL INVESTMENTS
  (Cost $32,124,456*).....................    99.9%    32,628,680
OTHER ASSETS AND
  LIABILITIES (NET).......................      0.1        33,471
                                             ------   -----------
NET ASSETS................................   100.0%   $32,662,151
                                             =====    ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 4.650%.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PSFG   Permanent School Funding Guaranty

Nations Texas Intermediate Bond Fund had the following insurance concentrations greater than 10% at September 30, 1996 (as a percentage of net assets):

MBIA  14.6%
PSFG  17.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Texas Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 102.0%
             TEXAS -- 76.4%
$  500,000   Alief, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               5.000% 02/15/17.......  Aaa      AAA    $   458,665
   500,000   Conroe, Texas,
               Independent School
               District Revenue, Lot
               A, GO, (PSFG Insured),
               5.000% 02/01/11.......  Aaa      AAA        471,600
   500,000   Corpus Christi, Texas,
               Utilities System
               Revenue,
               (MBIA Insured),
               5.200% 07/15/12.......  Aaa      AAA        478,265
   500,000   Dallas County, Texas,
               GO,
               5.250% 08/15/14.......  Aaa      AAA        482,000
   750,000   Dallas-Fort Worth,
               Texas, Regional
               Airport Revenue
               Refunding, Series A,
               (MBIA Insured),
               6.000% 11/01/09.......  Aaa      AAA        776,648
   500,000   Gulf Coast, Texas, Waste
               Disposal Authority
               Revenue Refunding,
               (Houston Light & Power
               Company), Series A,
               (MBIA Insured),
               6.375% 04/01/12.......  Aaa      AAA        528,680
 1,000,000   Harris County, Texas,
               Health Facilities
               Development Authority,
               (Texas Childrens
               Hospital Project),
               (MBIA Insured),
               6.000% 10/01/05.......  Aaa      AAA      1,055,460
 1,500,000   Irving, Texas,
               Independent School
               District, Capital
               Appreciation
               Refunding, GO, (PSFG
               Insured), Zero coupon
               02/15/02+.............  Aaa      AAA      1,152,705
   500,000   Laredo, Texas,
               International Toll
               Bridge Revenue
               Refunding, (AMBAC
               Insured),
               5.200% 10/01/05.......  Aaa      AAA        506,095
   500,000   Plano, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               7.250% 02/15/04.......  Aaa      AAA        569,965
 1,000,000   Red River Authority,
               Texas, PCR,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               6.875% 04/01/17.......  A2       A+       1,067,800
 1,000,000   Sabine River Authority,
               Texas, PCR Refunding,
               (Texas Utilities
               Electric Company
               Project), Series B,
               (MBIA Insured),
               5.850% 05/01/22.......  Aaa      AAA        994,690

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$  500,000   San Antonio, Texas,
               Water Revenue, (FGIC
               Insured),
               5.900% 05/15/00.......  Aaa      AAA    $   522,635
   650,000   Sherman, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               6.500% 02/15/20.......  Aaa      AAA        723,528
 1,000,000   Tarrant County, Texas,
               Health Facilities
               Development
               Corporation, Health
               System Revenue,
               (Harris Methodist
               Health System),
               6.000% 09/01/10.......  A        NR       1,029,310
   500,000   Texas State College,
               Texas,
               Student Loan Authority
               Revenue, GO, AMT,
               5.750% 08/01/11.......  Aa       AA         496,020
   375,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               GO, Series C,
               6.400% 12/01/09.......  Aa       AA         388,508
   600,000   Texas State, Water
               Development Board
               Revenue, State
               Revolving
               Fund, Senior Lien,
               6.400% 07/15/08.......  Aa1      AAA        639,653
 1,000,000   Trinity River Authority,
               Texas, PCR, (Texas
               Instruments Inc.
               Project),
               6.200% 03/01/20.......  NR       NR       1,006,440
                                                       -----------
                                                        13,348,667
                                                       -----------
             ARIZONA -- 3.1%
   500,000   Maricopa County,
               Arizona, Unified
               School District No.
               69, (Paradise Valley
               Refunding Project),
               GO, (MBIA Insured),
               6.350% 07/01/10.......  Aaa      AAA        547,680
                                                       -----------
             COLORADO -- 4.9%
 1,500,000   Arapahoe County,
               Colorado, Capital
               Improvements Highway
               Revenue, Series E,
               6.500% 08/31/05.......  Baa      NR         859,035
                                                       -----------
             NEW MEXICO -- 5.7%
 1,000,000   Santa Fe, New Mexico,
               Gross Receipts Tax
               Revenue Refunding,
               Series B, (AMBAC
               Insured),
               5.625% 06/01/16.......  Aaa      AAA        992,280
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Texas Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             OHIO -- 6.2%
$1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               6.125% 12/01/13.......  NR       BBB+   $ 1,088,310
                                                       -----------
             PUERTO RICO -- 2.8%
   500,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07.......  NR       BBB-       488,210
                                                       -----------
             SOUTH CAROLINA -- 2.9%
   500,000   Greenville, South
               Carolina, Hospital
               Systems, Hospital
               Facilities Revenue,
               Series B,
               5.500% 05/01/08.......  Aa       AA-        498,280
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $17,091,151)............           17,822,462
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
   ------------------------------------------------------------
MONEY MARKET FUND -- 2.5%
   (Cost $447,000)
   447,000   AIM Tax-Exempt Fund.............       $   447,000
                                                    ===========
TOTAL INVESTMENTS
  (Cost $17,538,151*).....................   104.5%  18,269,462
OTHER ASSETS AND
  LIABILITIES (NET).......................    (4.5)    (793,339)
                                             -----  -----------
NET ASSETS................................   100.0% $17,476,123
                                             =====  ===========

---------------

* Aggregate cost for Federal tax purposes.
+ Yield to maturity is 5.384%.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue
PSFG   Permanent School Funding Guaranty

Nations Texas Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1996 (as a percentage of net assets):

MBIA   25.1%
PSFG   19.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.2%
             VIRGINIA -- 98.8%
$2,000,000   Alexandria, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Mortgage,
               Buckingham Village
               Apartments, Series A,
               AMT,
               6.050% 07/01/16.......   NR       A      $ 1,995,200
             Arlington County,
               Virginia, GO:
 2,345,000     5.400% 08/01/02.......   Aaa      AAA      2,442,341
 3,000,000     5.000% 07/15/03.......   Aaa      AAA      3,055,110
 2,900,000     5.900% 12/01/03.......   Aaa      AAA      3,106,248
 1,715,000     Series A, Pre-refunded,
               6.700% 06/01/99.......   Aaa      AAA      1,846,883
 1,000,000   Arlington County,
               Virginia, Industrial
               Development Authority,
               Hospital Facilities
               Revenue,
               Pre-refunded,
               6.650% 09/01/01.......   Aaa      NR       1,101,280
 3,455,000   Augusta County,
               Virginia, Industrial
               Development Authority,
               Pre-refunded,
               7.000% 09/01/01.......   A        NR       3,848,766
 2,000,000   Brunswick County,
               Virginia, Industrial
               Development Authority,
               Correctional Facility
               Lease, (MBIA Insured),
               5.250% 07/01/04.......   Aaa      AAA      2,031,640
 1,000,000   Charlottesville-Albemarle,
               Virginia, Airport
               Authority Revenue
               Refunding, AMT,
               6.125% 12/01/09.......   NR       BBB        973,930
 1,000,000   Chesapeake, Virginia,
               GO,
               5.700% 08/01/01.......   Aa       AA       1,048,020
 1,525,000   Chesapeake, Virginia,
               Public Improvement,
               GO, (State Aid
               Withholding Insured),
               5.000% 05/01/03.......   Aa       AA       1,543,696
 6,195,000   Chesapeake, Virginia,
               Revenue Refunding,
               5.125% 12/01/05.......   Aa       AA       6,260,047
             Chesterfield County,
               Virginia, GO:
 1,095,000     7.100% 03/01/00.......   Aaa      AA+      1,179,972
 1,000,000     Series A,
               6.500% 01/15/01.......   Aaa      AA+      1,074,360
               Series B:
 1,000,000     6.500% 01/01/02.......   Aaa      AA+      1,085,250
 2,120,000     Pre-refunded,
               6.700% 01/01/01.......   NR       AA+      2,319,068
 2,000,000   Chesterfield County,
               Virginia, Public
               Improvement, GO,
               5.900% 07/15/02.......   Aaa      AA+      2,132,820

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Chesterfield County,
               Virginia, Water and
               Sewer Authority
               Revenue, Revenue Bond:
$1,000,000     6.200% 11/01/05.......   Aa       AA     $ 1,077,060
               Series A:
 2,000,000     5.500% 11/01/00.......   Aa       AA       2,073,060
 2,020,000     5.625% 11/01/01.......   Aa       AA       2,111,930
 1,320,000   Covington-Allegheny
               County, Virginia,
               Industrial Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               5.900% 03/01/05.......   A1       A        1,484,182
 1,000,000   Fairfax County,
               Virginia, Industrial
               Development Authority
               Revenue Refunding,
               (Inova Health Systems
               Hospital Project),
               6.100% 08/15/99.......   Aa       AA       1,046,760
             Fairfax County,
               Virginia, Public
               Improvement, GO,
               Series A:
 3,500,000     4.900% 06/01/04.......   Aaa      AAA      3,519,775
 3,500,000     Pre-refunded,
               6.250% 04/01/99.......   NR       AAA      3,720,675
 3,135,000   Fairfax County,
               Virginia, Water and
               Sewer Authority
               Revenue,
               5.100% 11/15/04.......   Aaa      AAA      3,170,143
             Hampton, Virginia,
               Public Improvement,
               GO:
 1,000,000     6.500% 01/01/00.......   Aa       AA-      1,061,050
 2,190,000     Series C,
               4.750% 08/01/05.......   Aa       AA-      2,137,396
             Hampton Roads Sanitation
               District, Virginia,
               Sewer Revenue
               Refunding:
 3,000,000     4.500% 10/01/02.......   Aa       AA       2,961,210
 1,000,000     Pre-refunded,
               7.100% 07/01/99.......   Aaa      AAA      1,088,290
             Henrico County,
               Virginia, Industrial
               Development Authority
               Revenue:
 2,105,000     Public Facilities Lease
               Revenue,
               7.500% 08/01/02.......   Aa       AA       2,371,725
 3,500,000     Solid Waste, (Browning-
               Ferris Industries Inc.
               Project),
               5.300% 12/01/11.......   A2       A        3,500,735
 3,500,000   Henrico County,
               Virginia, Public
               Improvement Authority,
               4.700% 01/15/02.......   Aaa      AAA      3,517,360
 1,500,000   Henrico County,
               Virginia, Water and
               Sewer Authority
               Revenue,
               Pre-refunded,
               6.200% 05/01/02.......   A1       AAA      1,558,215

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,110,000   Henry County, Virginia,
               Public Service
               Authority, Water and
               Sewer Authority
               Revenue,
               5.500% 11/15/99.......   Aaa      AAA    $ 1,145,553
 1,915,000   James City County, GO,
               (FGIC Insured),
               5.000% 12/15/08.......   Aaa      AAA      1,863,678
 1,000,000   Leesburg, Virginia,
               Revenue Refunding,
               5.500% 08/01/06.......   A1       A        1,022,380
             Loudoun County,
               Virginia, Industrial
               Development Authority,
               Hospital Revenue,
               (Loudoun Hospital
               Center), (FSA
               Insured):
 1,500,000     5.500% 06/01/08.......   Aaa      AAA      1,492,215
 1,000,000     5.600% 06/01/09.......   Aaa      AAA        996,150
             Loudoun County,
               Virginia, Sanitation
               Authority:
 2,000,000     Refunding and
               Improvement Authority,
               5.000% 10/01/02.......   Aa       AA-      2,028,980
 1,000,000     Water and Sewer
               Authority Revenue,
               (FGIC Insured),
               5.800% 01/01/01.......   Aaa      AAA      1,045,400
             Newport News, Virginia,
               Public Improvement,
               Series B:
 2,750,000     5.200% 07/01/00.......   Aa       AA-      2,804,477
 5,000,000     5.200% 11/01/04.......   Aa       AA-      5,095,600
             Newport News, Virginia,
               Water and Sewer
               Authority Revenue:
               Series A:
 1,020,000     5.500% 06/01/01.......   Aa       AA-      1,057,679
 1,095,000     5.600% 06/01/02.......   Aa       AA-      1,142,917
 1,000,000     Series B,
               5.100% 11/01/03.......   Aa       AA-      1,017,200
 1,000,000   Norfolk, Virginia,
               Public Improvement,
               GO, Series A,
               5.900% 02/01/06.......   Aa       AA       1,043,650
 2,250,000   Norfolk, Virginia,
               Redevelopment and
               Housing Authority,
               Educational Facility
               Revenue, (Tidewater
               Community College
               Campus),
               5.875% 11/01/15.......   Aa       AA       2,238,367
 2,000,000   Norfolk, Virginia, Water
               Revenue, (MBIA
               Insured),
               5.700% 11/01/10.......   Aaa      AAA      2,028,460
             Portsmouth, Virginia,
               Public Improvement:
 1,000,000     5.000% 08/01/02.......   A        AA-      1,013,570

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Portsmouth, Virginia,
               Public Improvement
               (continued):
               Pre-refunded:
$1,750,000     6.700% 08/01/03.......   NR       AA-    $ 1,909,863
 1,000,000     5.250% 08/01/04.......   A        AA-      1,020,520
 1,735,000     6.800% 08/01/06.......   NR       AA-      1,899,409
 1,000,000     6.800% 08/01/09.......   NR       AA-      1,094,760
             Prince William County,
               Virginia, GO, Series
               A:
 3,500,000     4.900% 08/01/05.......   Aa       AA       3,472,070
 1,465,000     6.200% 12/01/10.......   Aa       AA       1,517,125
             Prince William County,
               Virginia, Industrial
               Development Authority,
               Hospital Revenue
               Refunding:
 1,775,000     (Potomoc Hospital
               Corporation Project),
               (GO of Hospital),
               6.550% 10/01/05.......   A        NR       1,905,942
 1,300,000     (Prince William Hospital
               Project),
               5.625% 04/01/12.......   A        NR       1,244,919
 1,000,000   Prince William County,
               Virginia, Revenue,
               Pre-refunded,
               6.300% 10/15/07.......   NR       A-       1,065,840
 1,000,000   Richmond, Virginia,
               Metropolitan
               Expressway Authority,
               Revenue Refunding,
               Series A, (FGIC
               Insured),
               5.650% 07/15/00.......   Aaa      AAA      1,038,540
             Richmond, Virginia,
               Public Improvement,
               GO:
               Series A:
 1,000,000     5.900% 01/15/99.......   A1       AA       1,031,840
 2,300,000     6.500% 01/15/02.......   A1       AA       2,479,492
               Pre-refunded:
 1,000,000     6.200% 01/15/01.......   A1       AA       1,077,150
 1,000,000     6.700% 01/15/01.......   Aaa      AA       1,096,160
 2,945,000     Series B,
               5.500% 07/15/13.......   A1       AA       2,928,773
 2,000,000   Richmond, Virginia,
               Public Utilities
               Revenue, Series A,
               6.900% 01/15/98.......   A1       A+       2,068,880
             Roanoke, Virginia,
               Public Improvement,
               GO, Series B:
 2,000,000     5.800% 08/01/99.......   Aa       AA       2,077,000
 1,000,000     5.800% 08/01/00.......   Aa       AA       1,045,980
 3,295,000     6.000% 08/01/03.......   Aa       AA       3,481,069
   600,000   Roanoke, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               United Dominion-Laurel
               Ridge,
               6.625% 05/01/23.......   NR       BBB+       623,424

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Southeastern Public
               Service Authority,
               Virginia, (MBIA
               Insured):
$1,500,000     6.000% 07/01/15.......   Aaa      AAA    $ 1,510,020
 5,000,000     Series A,
               5.100% 07/01/08.......   Aaa      AAA      4,943,050
             Spotsylvania County,
               Virginia, Public
               Improvement, GO:
 1,580,000     5.200% 07/15/01.......   A1       A+       1,616,150
 2,320,000     5.875% 07/15/09.......   A1       A+       2,392,059
 2,535,000   Staunton, Virginia,
               Industrial Development
               Authority, Educational
               Facilities Revenue,
               (Mary Baldwin College
               Project),
               6.600% 11/01/14.......   NR       NR       2,546,636
             Suffolk, Virginia,
               Refunding and
               Improvement, GO:
 1,110,000     5.400% 08/01/04.......   A1       A        1,137,695
 1,500,000     5.750% 08/01/08.......   A1       A        1,532,160
 2,000,000   University of Virginia,
               Hospital Revenue Bond,
               6.000% 06/01/13.......   Aa       AA       2,007,620
             Upper Occoquan Sewer
               Authority, Virginia,
               Regional Sewer
               Revenue, Revenue Bond,
               (MBIA Insured):
 2,625,000     5.850% 07/01/99.......   Aaa      AAA      2,726,614
 2,000,000     6.250% 07/01/05.......   Aaa      AAA      2,167,920
 1,000,000   Virginia Beach,
               Virginia, Development
               Authority Facilities,
               Sentara Bayside
               Hospital,
               5.800% 11/01/99.......   Aa       AA       1,035,280
             Virginia Beach,
               Virginia, GO:
               Pre-refunded:
 1,190,000     6.850% 06/01/00.......   NR       NR       1,301,194
 1,000,000     6.950% 06/01/00.......   NR       NR       1,096,780
 1,000,000     Refunding,
               5.550% 02/01/01.......   Aa       AA       1,036,890
               Series A:
 1,525,000     6.900% 10/01/00.......   Aa       AA       1,651,179
 1,000,000     6.850% 06/01/01.......   Aa       AA       1,089,530
 2,350,000   Virginia Biotechnology
               Research Park
               Authority, Lease
               Revenue, (Biotech Two
               Project),
               5.750% 09/01/05.......   Aa       AA       2,470,297
             Virginia College
               Building Authority,
               Educational Facilities
               Revenue, University of
               Richmond:
 2,000,000     5.625% 11/01/02.......   NR       AA-      2,079,960
 1,990,000     5.550% 11/01/05+......   Aa       A1+      2,011,432
PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,000,000   Virginia Educational
               Loan Authority,
               Guaranteed Student
               Loan Program,
               Refunding, Series E,
               ETM,
               5.400% 03/01/98.......   Aaa      NR     $ 1,019,290
             Virginia State, Higher
               Educational
               Institutions Revenue,
               GO:
 1,175,000     6.000% 06/01/01.......   Aaa      AAA      1,240,260
 1,000,000     Series A, Pre-refunded,
               6.600% 06/01/99.......   Aaa      AAA      1,074,410
 1,695,000   Virginia State, Housing
               Development Authority,
               Commonwealth Mortgage,
               Series D, Sub-Series
               D-3,
               6.100% 01/01/15.......   Aa1      AA+      1,719,764
             Virginia State, Public
               Building Authority,
               Series A:
 1,970,000     Building Revenue
               Refunding,
               5.700% 08/01/00.......   Aa       AA       2,050,199
               Correctional Facilities:
 1,000,000     6.900% 02/01/99.......   Aa       AA       1,056,440
 2,000,000     5.800% 08/01/02.......   Aa       AA       2,107,360
 2,000,000     6.500% 08/01/11.......   Aa       AA       2,187,740
             Virginia State, Public
               School Authority
               Revenue:
 4,275,000     5.750% 01/01/00.......   Aa       AA       4,438,604
 5,000,000     5.000% 01/01/04.......   Aa       AA       5,020,750
               Series A:
 1,000,000     6.000% 01/01/01.......   Aa       AA       1,048,040
 2,195,000     5.400% 01/01/08.......   Aa       AA       2,202,331
 1,000,000     6.500% 08/01/08.......   Aa       AA       1,076,260
 1,480,000     Series B,
               5.100% 01/01/05.......   Aa       AA       1,486,808
 1,000,000   Virginia State
               Residential Authority,
               Sewer System Revenue,
               (Hopewell Regional
               Wastewater Facility),
               Series A,
               6.000% 10/01/15.......   NR       A          997,750
 1,000,000   Virginia State
               Residential Authority,
               Water and Sewer System
               Revenue, Series A,
               5.500% 10/01/00.......   NR       AA       1,030,350
             Virginia State
               Transportation Board
               Authority, Contract
               Revenue:
 2,105,000     5.100% 05/15/05.......   Aa       AA       2,116,556
 3,000,000     Project A,
               4.900% 05/15/03.......   Aa       AA       3,013,320
 3,150,000     Route 28,
               6.000% 04/01/02.......   Aa       AA       3,343,410
 5,390,000     Route 58, Series A,
               5.500% 05/15/09.......   Aa       AA       5,411,668

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$2,470,000   Virginia State, Water
               and Sewer Revenue
               Authority, Revenue
               Bond,
               5.150% 10/01/07.......   NR       AA     $ 2,449,548
             Washington County,
               Virginia, Industrial
               Development Authority
               Hospital Facility
               Revenue Refunding,
               First Mortgage,
               (Johnston Memorial
               Hospital):
 1,000,000     5.625% 07/01/02.........   A        NR       1,024,300
 1,000,000     6.000% 07/01/14.........   A        NR         989,240
 1,500,000   Winchester, Virginia,
               Industrial Development
               Authority Revenue,
               (AMBAC Insured),
               6.150% 01/01/99.......   Aaa      AAA      1,554,945
                                                        -----------
                                                        220,571,038
                                                        -----------
PRINCIPAL                                  RATING          VALUE
  AMOUNT                               MOODY'S   S&P     (NOTE 1)
       ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             ALASKA -- 0.4%
$1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan Revenue,
               Series A, AMT, (AMBAC
               Insured),
               5.250% 07/01/03.......   Aaa      AAA    $   999,910
                                                        -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
             (Cost $213,876,722).............           221,570,948
                                                         ==========
TOTAL INVESTMENTS
  (Cost $213,876,722*)...................    99.2%    221,570,948
OTHER ASSETS AND
  LIABILITIES (NET)......................     0.8       1,785,159
                                             ----     -----------
NET ASSETS...............................   100.0%   $223,356,107
                                            =====    ============

---------------

* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1996.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
ETM    Escrowed to Maturity
FGIC   Federal Guaranty Insurance Corporation
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 102.3%
             VIRGINIA -- 95.0%
$1,000,000   Augusta County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue Refunding,
               (Augusta Hospital
               Corporation), (AMBAC
               Insured),
               5.500% 09/01/15......   Aaa      AAA    $   969,100
   475,000   Chesapeake, Virginia,
               Industrial
               Development Authority
               Revenue Refunding,
               Port Facilities,
               (Cargill Inc.
               Project),
               5.875% 03/01/13......   Aa3      AA-        481,089
   500,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               6.650% 09/01/18......   A1       A          533,125
   250,000   Danville, Virginia,
               Industrial
               Development Authority
               Revenue,
               (International Paper
               Company Project),
               Series A, AMT,
               6.500% 03/01/19......   A3       A-         259,075
   500,000   Fairfax County,
               Virginia, Industrial
               Development Authority
               Revenue Refunding,
               (Inova Health Systems
               Hospital Project),
               5.500% 08/15/10......   Aa       AA         490,935
 1,000,000   Fairfax County,
               Virginia, Sewer
               Revenue Refunding,
               (AMBAC Insured),
               5.500% 11/15/13......   Aaa      AAA        990,090
   800,000   Giles County, Virginia,
               Industrial
               Development
               Authority, Revenue
               Exempt Facilities,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.950% 12/01/25......   A2       A+         803,808
   400,000   Hampton, Virginia,
               Museum Revenue
               Refunding,
               5.250% 01/01/09......   NR       A-         384,244
   500,000   Henrico County,
               Virginia, Industrial
               Development Authority
               Revenue, Public
               Facilities Lease
               Revenue,
               7.000% 08/01/13......   Aa       AA         556,210
   500,000   Henry County, Virginia,
               GO,
               5.750% 07/15/07......   A        A          516,295

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  700,000   James City County,
               Virginia, Public
               Improvement, GO,
               (FGIC Insured),
               5.250% 12/15/14......   Aaa      AAA    $   676,067
             Loudoun County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue, (Loudoun
               Hospital Center),
               (FSA Insured):
   765,000     5.600% 06/01/09......   Aaa      AAA        762,055
   500,000     5.800% 06/01/20......   Aaa      AAA        494,875
   500,000   Lynchburg, Virginia,
               GO, Pre-refunded,
               7.000% 04/01/00......   Aaa      NR         548,990
             Peninsula Ports
               Authority, Virginia,
               Health Care
               Facilities Revenue
               Refunding:
   600,000     (Mary Immaculate
               Project),
               6.875% 08/01/10......   NR       BBB+       624,180
   500,000     (Riverside Health
               Systems Project),
               Series A,
               6.625% 07/01/18......   Aa       AA-        523,820
   500,000   Pittsylvania County,
               Virginia, Public
               Improvement, GO,
               5.850% 07/01/08......   A        A          515,615
   500,000   Poquoson, Virginia, GO,
               Series A,
               5.375% 01/01/16......   A1       A          496,105
 1,000,000   Prince William County,
               Virginia, Industrial
               Development
               Authority, Lease
               Revenue, (ATCC
               Project),
               6.000% 02/01/14......   A        NR       1,007,920
   500,000   Prince William County,
               Virginia, Park
               Authority Revenue,
               6.875% 10/15/16......   NR       A-         537,700
   800,000   Richmond, Virginia,
               Metropolitan
               Expressway Authority,
               Revenue Refunding,
               Series B, (FGIC
               Insured),
               6.250% 07/15/22......   Aaa      AAA        832,392
 1,390,000   Rivanna, Virginia,
               Regional Water and
               Sewer Authority,
               Regional Water and
               Sewer Systems Revenue
               Refunding,
               6.450% 10/01/12......   Aa       A+       1,476,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,000,000   Staunton, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Mary Baldwin College
               Project),
               6.600% 11/01/14......   NR       NR     $ 1,004,590
   500,000   Virginia Beach,
               Virginia, Public
               Improvement
               Refunding, GO,
               5.750% 11/01/08......   Aa       AA         517,380
   500,000   Virginia State, Higher
               Education
               Institutions Revenue,
               GO, Series C,
               5.900% 06/01/05......   Aaa      AAA        524,955
   640,000   Virginia State, Public
               School Authority
               Revenue, Series A,
               6.125% 08/01/11......   Aa       AA         666,560
   750,000   Virginia State,
               Resource Authority,
               Sewer Systems
               Revenue, (Hopewell
               Regional Wastewater
               Facility), Series A,
               AMT,
               6.000% 10/01/15......   NR       AA         748,313
   500,000   Virginia State,
               Resource Authority,
               Water and Sewer
               Systems Revenue,
               (Fauquier County
               Water and Sanitation
               Authority), Series C,
               6.125% 05/01/14......   NR       AA         519,990
   800,000   West Point, Virginia,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Revenue, (Chesapeake
               Corporation Project),
               Series A, AMT,
               6.375% 03/01/19......   Baa3     BBB        799,000
                                                       -----------
                                                        19,260,908
                                                       -----------
PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S    S&P    (NOTE 1)
   ------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             OHIO -- 2.5%
$  500,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Air Freight
               Corporation Project),
               Series D,
               6.200% 10/01/09......   NR       BBB-   $   503,325
                                                       -----------
             PUERTO RICO -- 4.8%
   875,000   Puerto Rico, Electric
               Power Authority,
               Power Revenue
               Refunding, Series Y,
               (MBIA Insured),
               6.500% 07/01/06......   Aaa      AAA        973,105
                                                       -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $20,207,163)............           20,737,338
                                                        ==========

  SHARES
 ---------
MONEY MARKET FUND -- 1.4%
 (Cost $292,000)
 292,000   AIM Tax-Exempt Fund.............               292,000
                                                        =========
TOTAL INVESTMENTS
 (Cost $20,499,163*)......................   103.7%    21,029,338
OTHER ASSETS AND
  LIABILITIES (NET).......................    (3.7)      (750,147)
                                              ----     ----------
NET ASSETS................................   100.0%   $20,279,191
                                             =====     ==========

---------------

* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
FGIC   Federal Guaranty Insurance Corporation
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Investors Assurance
NR     Not Rated
PCR    Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996 (UNAUDITED)

                                                 NATIONS                                       NATIONS
                                                SHORT-TERM      NATIONS                        FLORIDA
                                                MUNICIPAL    INTERMEDIATE       NATIONS     INTERMEDIATE
                                                  INCOME       MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                   FUND        BOND FUND      INCOME FUND     BOND FUND
                                                --------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.................. $71,718,614    $92,478,960    $100,954,693    $50,894,081
Cash..........................................      47,549         64,129             778            113
Interest receivable...........................   1,092,088      1,416,218       1,774,322        916,098
Dividends receivable..........................       3,112          4,040           1,064          2,771
Receivable for Fund shares sold...............     361,805        199,258          68,872        325,963
Unamortized organization costs (Note 6).......      16,960         16,790              --          6,919
Other assets..................................          --             --              --            138
                                               -----------    -----------    ------------    -----------
  Total Assets................................  73,240,128     94,179,395     102,799,729     52,146,083
                                               -----------    -----------    ------------    -----------
LIABILITIES:
Payable for investment securities purchased...   1,279,722      2,116,587       1,077,090             --
Payable for Fund shares redeemed..............   1,260,186          9,326         262,916         34,329
Due to custodian..............................          --             --              --             --
Notes payable (Note 7)........................          --             --              --             --
Investment advisory fee payable (Note 2)......       5,817         16,493          27,183          9,088
Administration fee payable (Note 2)...........       5,825          7,498           8,255          4,221
Shareholder servicing and distribution fees
  payable (Note 3)............................       5,698          1,200          14,871          2,240
Transfer agent fees payable (Note 2)..........       5,372          6,924           7,850          4,371
Custodian fees payable (Note 2)...............          --          2,987           2,924          2,169
Dividends payable.............................     249,880        357,107         352,969        197,504
Accrued Trustees' fees and expenses (Note
  2)..........................................       2,829          3,443           4,523          2,124
Accrued expenses and other payables...........      31,558         19,138          14,872         26,198
                                               -----------    -----------    ------------    -----------
  Total Liabilities...........................   2,846,887      2,540,703       1,773,453        282,244
                                               -----------    -----------    ------------    -----------
NET ASSETS.................................... $70,393,241    $91,638,692    $101,026,276    $51,863,839
                                               ===========    ===========    ============    ===========
Investments, at cost.......................... $70,981,306    $90,512,293    $ 95,057,120    $49,633,205
                                               ===========    ===========    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)  SEPTEMBER 30, 1996 (UNAUDITED)

                                                    NATIONS                         NATIONS                           NATIONS
                                     NATIONS        GEORGIA         NATIONS         MARYLAND         NATIONS       NORTH CAROLINA
                                     FLORIDA       INTERMEDIATE     GEORGIA       INTERMEDIATE      MARYLAND        INTERMEDIATE
                                    MUNICIPAL      MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL
                                    BOND FUND      BOND FUND       BOND FUND       BOND FUND        BOND FUND        BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules...... $36,871,098    $57,074,101     $14,467,934     $ 82,592,192     $13,797,696      $ 38,073,169
Cash..............................      18,321             --             946               --             758               515
Interest receivable...............     808,657        866,453         231,607        1,335,979         200,898           520,093
Dividends receivable..............         426          1,497           1,775            2,704             237             1,287
Receivable for Fund shares sold...     193,452        173,320          32,874          106,206           1,134           397,502
Unamortized organization costs
  (Note 6)........................       1,083          3,084           1,083               --           1,709             2,879
Other assets......................         103            162              41           12,660              35               210
                                    ----------     ----------     -----------     ------------     -----------     --------------
  Total Assets....................  37,893,140     58,118,617      14,736,260       84,049,741      14,002,467        38,995,655
                                    ----------     ----------     -----------     ------------     -----------     --------------
LIABILITIES:
Payable for investment securities
  purchased.......................          --             --              --               --              --                --
Payable for Fund shares redeemed..          15         22,546          10,543           66,391             535           150,572
Due to custodian..................          --        107,697              --          318,915              --                --
Notes payable (Note 7)............     100,000             --              --               --              --                --
Investment advisory fee payable
  (Note 2)........................      10,185         10,413           2,961           17,037           2,799             6,305
Administration fee payable
  (Note 2)........................       3,067          4,613           1,183            6,902           1,135             3,112
Shareholder servicing and
  distribution fees payable
  (Note 3)........................      16,491          5,573           7,613            5,686           5,822             4,674
Transfer agent fees payable
  (Note 2)........................       3,496          8,848           1,931            6,632           1,872             3,667
Custodian fees payable (Note 2)...          --          1,780              --            2,563              --             2,300
Dividends payable.................     142,422        212,253          28,232               --          22,473           140,107
Accrued Trustees' fees and
  expenses (Note 2)...............       1,561          3,753             617            3,638             554             1,583
Accrued expenses and other
  payables........................      25,664         30,243          14,857           27,535          18,503            18,231
                                    ----------     ----------     -----------     ------------     -----------     --------------
  Total Liabilities...............     302,901        407,719          67,937          455,299          53,693           330,551
                                    ----------     ----------     -----------     ------------     -----------     --------------
NET ASSETS........................ $37,590,239    $57,710,898     $14,668,323     $ 83,594,442     $13,948,774      $ 38,665,104
                                   ===========    ===========     ===========     ============     ===========     ==============
Investments, at cost.............. $35,931,442    $55,391,321     $14,224,426     $ 80,685,811     $13,511,970      $ 36,911,174
                                   ===========    ===========     ===========     ============     ===========     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)  SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              -------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules................................   $ 28,739,023       $ 69,805,690       $ 17,733,429
Cash........................................................            399                227                 63
Interest receivable.........................................        442,263          1,055,970            299,037
Dividends receivable........................................          1,523             10,406              1,245
Receivable for investment securities sold...................             --                 --                 --
Receivable for Fund shares sold.............................        122,627            589,889            111,521
Unamortized organization costs (Note 6).....................          1,083              6,378              1,292
Other assets................................................             85                192                 42
                                                              --------------     --------------     --------------
  Total Assets..............................................     29,307,003         71,468,752         18,146,629
                                                              --------------     --------------     --------------
LIABILITIES:
Payable for investment securities purchased.................             --                 --                 --
Payable for Fund shares redeemed............................         96,177            248,855             22,609
Due to custodian............................................             --                 --                 --
Notes payable (Note 7)......................................             --                 --                 --
Investment advisory fee payable (Note 2)....................          7,593             13,843              4,269
Administration fee payable (Note 2).........................          2,359              5,767              1,467
Shareholder servicing and distribution fees payable (Note
  3)........................................................         16,147              8,724              9,013
Transfer agent fees payable (Note 2)........................          2,830              5,579              2,123
Custodian fees payable (Note 2).............................             --              2,376                 --
Dividends payable...........................................        101,642            270,167             65,943
Accrued Trustees' fees and expenses (Note 2)................          1,251              2,939                684
Accrued expenses and other payables.........................         20,921             28,238             15,794
                                                              --------------     --------------     --------------
  Total Liabilities.........................................        248,920            586,488            121,902
                                                              --------------     --------------     --------------
NET ASSETS..................................................   $ 29,058,083       $ 70,882,264       $ 18,024,727
                                                              ==============     ==============     ==============
Investments, at cost........................................   $ 27,913,805       $ 68,242,907       $ 17,415,374
                                                              ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)  SEPTEMBER 30, 1996 (UNAUDITED)

                                           NATIONS                       NATIONS                        NATIONS
                                          TENNESSEE       NATIONS         TEXAS         NATIONS        VIRGINIA         NATIONS
                                          INTERMEDIATE   TENNESSEE      INTERMEDIATE     TEXAS        INTERMEDIATE     VIRGINIA
                                          MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL       MUNICIPAL       MUNICIPAL
                                          BOND FUND      BOND FUND      BOND FUND      BOND FUND       BOND FUND       BOND FUND
                                            ---------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.............. $18,472,307     $8,146,225    $32,628,680    $18,269,462    $221,570,948     $21,029,338
Cash......................................         268            468            662            218              --             614
Interest receivable.......................     291,244        127,226        493,968        258,818       3,496,363         326,437
Dividends receivable......................         973            217          1,367            363           2,135             641
Receivable for investment securities sold.          --             --             --             --       2,045,764              --
Receivable for Fund shares sold...........      29,364         68,181        311,609         23,853          95,921             226
Unamortized organization costs (Note 6)...       3,101          1,747          1,553          2,346              --           1,083
Other assets..............................          48             73             83             47             679              55
                                           -----------     ----------     ----------     ----------     -----------     -----------
  Total Assets............................  18,797,305      8,344,137     33,437,922     18,555,107     227,211,810      21,358,394
                                           -----------     ----------     ----------     ----------     -----------     -----------
LIABILITIES:
Payable for investment securities
 purchased................................          --             --        614,068        982,510       2,549,872       1,005,867
Payable for Fund shares redeemed..........       5,000             22          6,011             14         371,567             456
Due to custodian..........................          --             --             --             --          11,558              --
Notes payable (Note 7)....................          --             --             --             --         100,000              --
Investment advisory fee payable (Note 2)..       2,185            902          5,486          3,996          50,239           4,997
Administration fee payable (Note 2).......       1,526            671          2,667          1,433          18,524           1,652
Shareholder servicing and distribution
  fees payable (Note 3)...................       2,805          3,963          1,343          7,369          17,590           9,441
Transfer agent fees payable (Note 2)......       2,171          1,514          3,171          2,152          16,082           2,288
Custodian fees payable (Note 2)...........         774             --          1,334             --           5,771              --
Dividends payable.........................      66,880         29,544        120,899         64,524         661,674          38,480
Accrued Trustees' fees and expenses
  (Note 2)................................         759            324          1,306            725           9,911             840
Accrued expenses and other payables.......      17,227         13,651         19,486         16,261          42,915          15,182
                                           -----------     ----------     ----------     ----------     -----------     -----------
  Total Liabilities.......................      99,327         50,591        775,771      1,078,984       3,855,703       1,079,203
                                           -----------     ----------     ----------     ----------     -----------     -----------
NET ASSETS................................ $18,697,978     $8,293,546    $32,662,151    $17,476,123    $223,356,107     $20,279,191
                                           ===========     ==========    ===========    ===========    ============     ===========
Investments, at cost...................... $18,165,662     $7,917,437    $32,124,456    $17,538,151    $213,876,722     $20,499,163
                                           ===========     ==========    ===========    ===========    ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                                   NATIONS
                                                  NATIONS         NATIONS                          FLORIDA
                                                SHORT-TERM      INTERMEDIATE      NATIONS        INTERMEDIATE
                                                 MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                INCOME FUND      BOND FUND      INCOME FUND       BOND FUND
                                                ------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distributions in excess of net
  investment income)..........................  $       891     $    25,134     $     28,068     $    (3,525)
Accumulated net realized loss on investments
  sold........................................     (748,746)        (16,530)      (3,983,111)       (991,771)
Net unrealized appreciation of investments....      737,308       1,966,667        5,897,573       1,260,876
Paid-in capital...............................   70,403,788      89,663,421       99,083,746      51,598,259
                                                -----------     -----------     ------------     -----------
                                                $70,393,241     $91,638,692     $101,026,276     $51,863,839
                                                ===========     ===========     ============     ===========
NET ASSETS:
Primary A Shares..............................  $55,595,072     $87,676,333     $ 67,485,274     $44,819,471
                                                ===========     ===========     ============     ===========
Investor A Shares.............................  $ 4,415,593     $ 1,538,471     $ 15,319,733     $ 2,883,672
                                                ===========     ===========     ============     ===========
Investor C Shares.............................  $ 1,191,800     $   941,199     $  1,908,070     $   119,930
                                                ===========     ===========     ============     ===========
Investor N Shares.............................  $ 9,190,776     $ 1,482,689     $ 16,313,199     $ 4,040,766
                                                ===========     ===========     ============     ===========
SHARES OUTSTANDING:
Primary A Shares..............................    5,577,747       8,732,744        6,167,456       4,293,910
                                                ===========     ===========     ============     ===========
Investor A Shares.............................      443,041         153,235        1,400,069         276,261
                                                ===========     ===========     ============     ===========
Investor C Shares.............................      119,571          93,743          174,377          11,491
                                                ===========     ===========     ============     ===========
Investor N Shares.............................      922,092         147,676        1,490,854         387,120
                                                ===========     ===========     ============     ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price
  per share...................................        $9.97          $10.04           $10.94          $10.44
                                                      =====          ======           ======          ======
INVESTOR A SHARES:
Net asset value, offering and redemption price
  per share...................................        $9.97          $10.04           $10.94          $10.44
                                                      =====          ======           ======          ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*......................................        $9.97          $10.04           $10.94          $10.44
                                                      =====          ======           ======          ======
INVESTOR N SHARES:
Net asset value, offering and redemption price
  per share...................................        $9.97          $10.04           $10.94          $10.44
                                                      =====          ======           ======          ======

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                       NATIONS
                                                       NATIONS         GEORGIA         NATIONS
                                                       FLORIDA       INTERMEDIATE      GEORGIA
                                                      MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                      BOND FUND       BOND FUND       BOND FUND
                                                    ---------------------------------------------


NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distributions in excess of net
  investment income)..........................       $     11,038    $     (4,377)   $        431
Accumulated net realized loss on investments
  sold........................................         (1,012,135)       (335,467)       (385,344)
Net unrealized appreciation of investments....            939,656       1,682,780         243,508
Paid-in capital...............................         37,651,680      56,367,962      14,809,728
                                                      -----------     -----------     -----------
                                                      $37,590,239     $57,710,898     $14,668,323
                                                      ===========     ===========     ===========
NET ASSETS:
Primary A Shares..............................        $13,489,891     $38,860,725     $ 3,030,593
                                                      ===========     ===========     ===========
Investor A Shares.............................        $ 2,095,897     $ 8,679,377     $   153,169
                                                      ===========     ===========     ===========
Investor C Shares.............................        $    39,041     $ 2,412,449     $    70,612
                                                      ===========     ===========     ===========
Investor N Shares.............................        $21,965,410     $ 7,758,347     $11,413,949
                                                      ===========     ===========     ===========
SHARES OUTSTANDING:
Primary A Shares..............................          1,414,396       3,655,269         317,575
                                                      ===========     ===========     ===========
Investor A Shares.............................            219,746         816,379          16,050
                                                      ===========     ===========     ===========
Investor C Shares.............................              4,093         226,915           7,399
                                                      ===========     ===========     ===========
Investor N Shares.............................          2,303,068         729,753       1,196,021
                                                      ===========     ===========     ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price
  per share...................................              $9.54          $10.63           $9.54
                                                            =====          ======           =====
INVESTOR A SHARES:
Net asset value, offering and redemption price
  per share...................................              $9.54          $10.63           $9.54
                                                            =====          ======           =====
INVESTOR C SHARES:
Net asset value and offering price per
  share*......................................              $9.54          $10.63           $9.54
                                                            =====          ======           =====
INVESTOR N SHARES:
Net asset value, offering and redemption price
  per share...................................              $9.54          $10.63           $9.54
                                                            =====          ======           =====
------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales Charge.


                                                    NATIONS                          NATIONS
                                                   MARYLAND         NATIONS       NORTH CAROLINA
                                                  INTERMEDIATE     MARYLAND        INTERMEDIATE
                                                   MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                   BOND FUND       BOND FUND        BOND FUND
                                                -------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distributions in excess of net
  investment income)..........................  $     28,864    $      2,072     $       4,357
Accumulated net realized loss on investments
  sold........................................    (1,043,390)        (87,815)         (267,883)
Net unrealized appreciation of investments....     1,906,381         285,726         1,161,995
Paid-in capital...............................    82,702,587      13,748,791        37,766,635
                                                 -----------     -----------      ------------
                                                 $83,594,442     $13,948,774      $ 38,665,104
                                                 ===========     ===========      ============
NET ASSETS:
Primary A Shares..............................   $59,824,904     $ 3,652,797      $ 24,396,847
                                                 ===========     ===========      ============
Investor A Shares.............................   $16,809,642     $ 1,519,744      $  5,656,081
                                                 ===========     ===========      ============
Investor C Shares.............................   $ 2,574,688     $     2,445      $  1,406,005
                                                 ===========     ===========      ============
Investor N Shares.............................   $ 4,385,208     $ 8,773,788      $  7,206,171
                                                 ===========     ===========      ============
SHARES OUTSTANDING:
Primary A Shares..............................     5,561,684         386,801         2,351,374
                                                 ===========     ===========      ============
Investor A Shares.............................     1,562,708         160,925           545,132
                                                 ===========     ===========      ============
Investor C Shares.............................       239,358             259           135,512
                                                 ===========     ===========      ============
Investor N Shares.............................       407,673         929,048           694,534
                                                 ===========     ===========      ============
PRIMARY A SHARES:
Net asset value, offering and redemption price
  per share...................................        $10.76           $9.44            $10.38
                                                      ======           =====            ======
INVESTOR A SHARES:
Net asset value, offering and redemption price
  per share...................................        $10.76           $9.44            $10.38
                                                      ======           =====            ======
INVESTOR C SHARES:
Net asset value and offering price per
  share*......................................        $10.76           $9.44            $10.38
                                                      ======           =====            ======
INVESTOR N SHARES:
Net asset value, offering and redemption price
  per share...................................        $10.76           $9.44            $10.38
                                                      ======           =====            ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                                  NATIONS
                                                                   NATIONS         SOUTH         NATIONS
                                                                    NORTH        CAROLINA         SOUTH
                                                                  CAROLINA      INTERMEDIATE    CAROLINA
                                                                  MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                  BOND FUND      BOND FUND      BOND FUND
                                                                 -----------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
  net investment income........................................  $    16,686    $        28    $     2,070
Accumulated net realized loss on investments sold..............   (1,100,866)      (343,749)       (57,516)
Net unrealized appreciation of investments.....................      825,218      1,562,783        318,055
Paid-in capital................................................   29,317,045     69,663,202     17,762,118
                                                                 -----------    -----------    -----------
                                                                 $29,058,083    $70,882,264    $18,024,727
                                                                 ===========    ===========    ===========
NET ASSETS:
Primary A Shares...............................................  $ 2,307,753    $44,857,693    $ 3,831,877
                                                                 ===========    ===========    ===========
Investor A Shares..............................................  $   529,183    $13,742,061    $   978,692
                                                                 ===========    ===========    ===========
Investor C Shares..............................................  $    17,903    $ 5,354,445    $   248,477
                                                                 ===========    ===========    ===========
Investor N Shares..............................................  $26,203,244    $ 6,928,065    $12,965,681
                                                                 ===========    ===========    ===========
SHARES OUTSTANDING:
Primary A Shares...............................................      242,273      4,261,954        389,468
                                                                 ===========    ===========    ===========
Investor A Shares..............................................       55,553      1,305,657         99,469
                                                                 ===========    ===========    ===========
Investor C Shares..............................................        1,879        508,720         25,255
                                                                 ===========    ===========    ===========
Investor N Shares..............................................    2,750,858        658,243      1,317,824
                                                                 ===========    ===========    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......        $9.53         $10.53          $9.84
                                                                       =====         ======          =====
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......        $9.53         $10.53          $9.84
                                                                       =====         ======          =====
INVESTOR C SHARES:
Net asset value and offering price per share*..................        $9.53         $10.53          $9.84
                                                                       =====         ======          =====
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......        $9.53         $10.53          $9.84
                                                                       =====         ======          =====

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
                                                                     (UNAUDITED)

                                                                     NATIONS                      NATIONS
                                                                    TENNESSEE       NATIONS        TEXAS
                                                                    INTERMEDIATE   TENNESSEE     INTERMEDIATE
                                                                    MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                    BOND FUND      BOND FUND     BOND FUND
                                                                   -----------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
  net investment income........................................     $      (487)    $   5,215    $    (1,938)
Accumulated net realized loss on investments sold..............        (309,769)     (215,630)    (1,046,373)
Net unrealized appreciation of investments.....................         306,645       228,788        504,224
Paid-in capital................................................      18,701,589     8,275,173     33,206,238
                                                                    -----------    ----------    -----------
                                                                    $18,697,978    $8,293,546    $32,662,151
                                                                    ===========     =========     ==========
NET ASSETS:
Primary A Shares...............................................     $ 8,519,878    $1,419,670    $28,813,270
                                                                    ===========     =========     ==========
Investor A Shares..............................................     $ 6,874,375    $  997,544    $   956,248
                                                                    ===========     =========     ==========
Investor C Shares..............................................     $     2,341    $   37,570    $   580,966
                                                                    ===========     =========     ==========
Investor N Shares..............................................     $ 3,301,384    $5,838,762    $ 2,311,667
                                                                    ===========     =========     ==========
SHARES OUTSTANDING:
Primary A Shares...............................................         844,272       146,068      2,822,959
                                                                    ===========     =========     ==========
Investor A Shares..............................................         681,225       102,636         93,687
                                                                    ===========     =========     ==========
Investor C Shares..............................................             232         3,866         56,918
                                                                    ===========     =========     ==========
Investor N Shares..............................................         327,148       600,747        226,481
                                                                    ===========     =========     ==========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......          $10.09         $9.72         $10.21
                                                                         ======         =====         ======
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......          $10.09         $9.72         $10.21
                                                                         ======         =====         ======
INVESTOR C SHARES:
Net asset value and offering price per share*..................          $10.09         $9.72         $10.21
                                                                         ======         =====         ======
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......          $10.09         $9.72         $10.21
                                                                         ======         =====         ======

--------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.


                                                                                      NATIONS
                                                                      NATIONS        VIRGINIA        NATIONS
                                                                       TEXAS        INTERMEDIATE     VIRGINIA
                                                                     MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                     BOND FUND       BOND FUND      BOND FUND
                                                                  --------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
  net investment income........................................     $     8,575    $    138,617    $     3,603
Accumulated net realized loss on investments sold..............        (842,039)     (1,521,218)      (737,973)
Net unrealized appreciation of investments.....................         731,311       7,694,226        530,175
Paid-in capital................................................      17,578,276     217,044,482     20,483,386
                                                                    -----------    ------------    -----------
                                                                    $17,476,123    $223,356,107    $20,279,191
                                                                     ==========     ===========     ==========
NET ASSETS:
Primary A Shares...............................................     $ 6,044,660    $144,799,953    $ 4,335,961
                                                                     ==========     ===========     ==========
Investor A Shares..............................................     $   369,761    $ 60,443,678    $   704,167
                                                                     ==========     ===========     ==========
Investor C Shares..............................................     $    71,734    $  6,730,193    $    44,398
                                                                     ==========     ===========     ==========
Investor N Shares..............................................     $10,989,968    $ 11,382,283    $15,194,665
                                                                     ==========     ===========     ==========
SHARES OUTSTANDING:
Primary A Shares...............................................         633,826      13,591,500        458,847
                                                                     ==========     ===========     ==========
Investor A Shares..............................................          38,772       5,673,444         74,518
                                                                     ==========     ===========     ==========
Investor C Shares..............................................           7,522         631,722          4,698
                                                                     ==========     ===========     ==========
Investor N Shares..............................................       1,152,384       1,068,386      1,607,961
                                                                     ==========     ===========     ==========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......           $9.54          $10.65          $9.45
                                                                          =====          ======          =====
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......           $9.54          $10.65          $9.45
                                                                          =====          ======          =====
INVESTOR C SHARES:
Net asset value and offering price per share*..................           $9.54          $10.65          $9.45
                                                                          =====          ======          =====
INVESTOR N SHARES:
Net asset value, offering and redemption price per share.......           $9.54          $10.65          $9.45
                                                                          =====          ======          =====



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                            NATIONS                                 NATIONS
                                                           SHORT-TERM    NATIONS                    FLORIDA
                                                           MUNICIPAL    INTERMEDIATE   NATIONS     INTERMEDIATE
                                                             INCOME     MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                              FUND      BOND FUND    INCOME FUND   BOND FUND
                                                           --------------------------------------------------
INVESTMENT INCOME:
Interest.................................................. $1,601,554   $2,266,610   $3,193,062    $1,315,309
Dividends.................................................     10,633       48,159        8,798        27,703
                                                           ----------   ----------   -----------   ----------
  Total investment income.................................  1,612,187    2,314,769    3,201,860     1,343,012
                                                           ----------   ----------   -----------   ----------
EXPENSES:
Investment advisory fee (Note 2)..........................    167,916      220,062      315,957       128,618
Administration fee (Note 2)...............................     33,583       44,012       52,660        25,724
Transfer agent fees (Note 2)..............................     22,481       28,780       34,187        18,072
Custodian fees (Note 2)...................................      6,555        8,359        8,908         6,056
Legal and audit fees......................................     11,359       12,864       18,682        12,518
Trustees' fees and expenses (Note 2)......................      1,960        2,476        2,950         1,445
Amortization of organization costs (Note 6)...............      4,178        4,579           --         2,882
Registration and filing fees..............................     25,217       17,772       16,719         2,110
Other.....................................................     11,130       19,345       25,332         9,880
                                                           ----------   ----------   -----------   ----------
  Subtotal................................................    284,379      358,249      475,395       207,305
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.......................................      6,245        1,913       20,228         2,156
  Investor C Shares.......................................      3,296        1,369        4,856           496
  Investor N Shares.......................................     19,152        4,011       61,956        10,008
Fees waived by investment adviser and/or custodian (Note
  2)......................................................   (149,223)    (137,843)    (155,561)      (78,675)
                                                           ----------   ----------   -----------   ----------
  Total expenses..........................................    163,849      227,699      406,874       141,290
                                                           ----------   ----------   -----------   ----------
NET INVESTMENT INCOME.....................................  1,448,338    2,087,070    2,794,986     1,201,722
                                                           ----------   ----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period..................................................    (40,586)     327,312      392,399       (22,228)
Change in unrealized appreciation/(depreciation) of
  investments during the period...........................    (60,346)    (120,814)     551,780       (88,727)
                                                           ----------   ----------   -----------   ----------
Net realized and unrealized gain/(loss) on investments....   (100,932)     206,498      944,179      (110,955)
                                                           ----------   ----------   -----------   ----------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS...................................... $1,347,406   $2,293,568   $3,739,165    $1,090,767
                                                           ==========   ==========   ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)
For the Six Months Ended September 30, 1996 (unaudited)

                                                                                        NATIONS
                                                                    NATIONS             GEORGIA             NATIONS
                                                                    FLORIDA          INTERMEDIATE           GEORGIA
                                                                   MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                                   BOND FUND           BOND FUND           BOND FUND
                                                                ------------------------------------------------------
INVESTMENT INCOME:
Interest ...................................................       $ 1,085,886         $ 1,464,591          $ 391,375
Dividends ..................................................             9,711              15,667              9,319
                                                                ---------------     ---------------     ---------------
  Total investment income ..................................          1,095,597           1,480,258            400,694
                                                                ---------------     ---------------     ---------------

EXPENSES:
Investment advisory fee (Note 2) ...........................           115,017             141,282             43,013
Administration fee (Note 2) ................................            19,169              28,257              7,169
Transfer agent fees (Note 2) ...............................            14,261              19,540              7,166
Custodian fees (Note 2) ....................................             4,485               5,141              2,764
Legal and audit fees .......................................            11,802              12,675              7,524
Trustees' fees and organization costs (Note 6) .............             1,055               1,629                417
Amortization of organization costs (Note 6) ................               250               1,828                250
Registration and filing fees ...............................             1,360               2,564                699
Other ......................................................            12,720              12,437              4,872
                                                                ---------------     ---------------     ---------------
  Subtotal ..........................................                  180,119             225,353             73,874
Shareholder servicing and distribution fees (Note 3:) ......
  Investor A Shares ........................................             1,961               8,535                 96
  Investor C Shares ........................................                96               6,004                173
  Investor N Shares ........................................            85,829              19,716             43,719
Fees waived by investment adviser and/or custodian
  (Note 2). ................................................           (64,229)            (83,582)           (30,844)
                                                                 ---------------     ---------------     ---------------
  Total expenses ...........................................           203,776             176,026             87,018
                                                                 ---------------     ---------------     ---------------
NET INVESTMENT INCOME ......................................           891,821           1,304,232            313,676
                                                                 ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENT (NOTES 1 AND 4): ............................
Net realized gain/(loss) on investments sold during the
period .....................................................           (96,685)              5,970             10,670
Change in unrealized appreciation/(depreciation) of
  investments during the period ............................           339,473                 851             89,093
                                                                  ---------------     ---------------     ---------------
Net realized and unrealized gain/(loss) in investments ....            242,788               6,821             99,763
                                                                  ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................         $ 1,134,609         $ 1,311,053          $ 413,439
                                                                  ===============     ===============     ===============


                                                                        NATIONS                                 NATIONS
                                                                       MARYLAND             NATIONS         NORTH CAROLINA
                                                                     INTERMEDIATE          MARYLAND          INTERMEDIATE
                                                                       MUNICIPAL           MUNICIPAL           MUNICIPAL
                                                                       BOND FUND           BOND FUND           BOND FUND
                                                               ------------------------------------------------------------
INVESTMENT INCOME:
Interest ...................................................          $ 2,217,201          $ 371,782           $ 979,024
Dividends ..................................................               15,030              4,331              17,594
                                                                    ---------------     ---------------     ---------------
  Total investment income ..................................            2,232,231            376,113             996,618
                                                                   ---------------     ---------------     ---------------
EXPENSES:
Investment advisory fee (Note 2) ...........................              214,321             40,960              98,506
Administration fee (Note 2) ................................               42,864              6,827              19,702
Transfer agent fees (Note 2) ...............................               28,322              6,923              14,760
Custodian fees (Note 2) ....................................                7,559              2,520               5,674
Legal and audit fees .......................................               13,226              8,544              10,349
Trustees' fees and expenses (Note 2) .......................                3,065                380               1,092
Amortization of organization costs (Note 6) ................                   --                400               1,199
Registration and filing fees ................................                6,844              1,287               1,759
Other ......................................................               13,181              7,352               6,270
                                                                    ---------------     ---------------     ---------------
  Subtotal .................................................              329,382             75,193             159,311
Shareholder servicing and distribution fees (Note 3:)
  Investor A Shares ........................................               17,959              1,458               7,087
  Investor C Shares ........................................                6,793                  6               3,467
  Investor N Shares ........................................               11,013             34,018              19,072
Fees waived by investment adviser and/or custodian
  (Note 2). ................................................             (114,569)           (33,850)            (60,679)
                                                                    ---------------     ---------------     ---------------
  Total expenses ...........................................              250,578             76,825             128,258
                                                                    ---------------     ---------------     ---------------
NET INVESTMENT INCOME ......................................            1,981,653            299,288             868,360
                                                                    ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENT (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
period .....................................................              (57,911)           (36,903)             61,284
Change in unrealized appreciation/(depreciation) of
  investments during the period ............................             (292,688)           112,199              32,646
                                                                    ---------------     ---------------     ---------------
Net realized and unrealized gain/(loss) on investments .....             (350,599)            75,296              93,930
                                                                    ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..........................................          $ 1,631,054          $ 374,584           $ 962,290
                                                                   ===============     ===============     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                  NATIONS
                                                             NATIONS           SOUTH CAROLINA          NATIONS
                                                          NORTH CAROLINA        INTERMEDIATE        SOUTH CAROLINA
                                                            MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                            BOND FUND            BOND FUND            BOND FUND
                                                          ------------------------------------------------------
INVESTMENT INCOME:
Interest................................................     $ 812,629           $1,828,031            $481,338
Dividends...............................................         5,145               27,010              11,517
                                                          --------------       --------------       --------------
  Total investment income...............................       817,774            1,855,041             492,855
                                                          --------------       --------------       --------------
EXPENSES:
Investment advisory fee (Note 2)........................        87,360              173,372              52,357
Administration fee (Note 2).............................        14,560               34,674               8,726
Transfer agent fees (Note 2)............................        11,429               23,326               8,019
Custodian fees (Note 2).................................         3,438                6,576               2,596
Legal and audit fees....................................        10,409               13,468               7,927
Trustees' fees and expenses (Note 2)....................           825                2,002                 485
Amortization of organization costs (Note 6).............           251                3,602                 300
Registration and filing fees............................         1,380                3,225                 756
Other...................................................         8,059               11,667               5,342
                                                          --------------       --------------       --------------
  Subtotal..............................................       137,711              271,912              86,508
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................           464               14,025               1,104
  Investor C Shares.....................................            44               13,883                 622
  Investor N Shares.....................................       100,970               17,477              47,477
Fees waived by investment adviser and/or custodian (Note
  2)....................................................       (49,042)             (98,824)            (33,987)
                                                          --------------       --------------       --------------
  Total expenses........................................       190,147              218,473             101,724
                                                          --------------       --------------       --------------
NET INVESTMENT INCOME...................................       627,627            1,636,568             391,131
                                                          --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period................................................      (147,268)              76,085             (24,037)
Change in unrealized appreciation/(depreciation) of
  investments during the period.........................       230,908              (12,717)            149,259
                                                          --------------       --------------       --------------
Net realized and unrealized gain/(loss) on
  investments...........................................        83,640               63,368             125,222
                                                          --------------       --------------       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     $ 711,267           $1,699,936            $516,353
                                                          ==============       ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)


                                                                NATIONS                        NATIONS
                                                               TENNESSEE        NATIONS         TEXAS
                                                              INTERMEDIATE     TENNESSEE     INTERMEDIATE
                                                                MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                BOND FUND       BOND FUND      BOND FUND
                                                             ----------------------------------------------

INVESTMENT INCOME:
Interest................................................          $466,389       $221,726        $812,561
Dividends...............................................            12,125          4,724          13,166
                                                                ------------     ---------     ------------
  Total investment income...............................           478,514        226,450         825,727
                                                                ------------     ---------     ------------
EXPENSES:
Investment advisory fee (Note 2)........................            47,486         24,530          81,588
Administration fee (Note 2).............................             9,497          4,088          16,318
Transfer agent fees (Note 2)............................             8,458          5,328          12,587
Custodian fees (Note 2).................................             3,396          1,981           3,667
Legal and audit fees....................................             8,165          7,097           9,553
Trustees' fees and expenses (Note 2)....................               519            228             916
Amortization of organization costs (Note 6).............               994            410             621
Registration and filing fees............................             2,303          1,227           1,992
Other...................................................             6,403          4,663           7,276
                                                                ------------     ---------     ------------
  Subtotal..............................................            87,221         49,552         134,518
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................             7,209            976             795
  Investor C Shares.....................................                 6             92           1,431
  Investor N Shares.....................................             8,602         22,167           6,476
Fees waived by investment adviser and/or custodian (Note
  2)....................................................           (39,721)       (24,925)        (52,894)
                                                                ------------     ---------     ------------
  Total expenses........................................            63,317         47,862          90,326
                                                                ------------     ---------     ------------
NET INVESTMENT INCOME...................................           415,197        178,588         735,401
                                                                ------------     ---------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period................................................             2,848         (6,781)        (28,640)
Change in unrealized appreciation/(depreciation) of
  investments during the period.........................           (15,671)        39,039          54,298
                                                                ------------     ---------     ------------
Net realized and unrealized gain/(loss) on
  investments...........................................           (12,823)        32,258          25,658
                                                                ------------     ---------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....          $402,374       $210,846        $761,059
                                                                ============     =========     ============




                                                                         NATIONS
                                                          NATIONS        VIRGINIA        NATIONS
                                                           TEXAS       INTERMEDIATE     VIRGINIA
                                                         MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                         BOND FUND      BOND FUND       BOND FUND
                                                        ------------------------------------------

INVESTMENT INCOME:
Interest................................................  $480,934      $  6,105,530     $ 565,480
Dividends...............................................     8,122            33,863         7,372
                                                          ---------     ------------     ---------
  Total investment income...............................   489,056         6,139,393       572,852
                                                          ---------     ------------     ---------
EXPENSES:
Investment advisory fee (Note 2)........................    52,502           578,369        60,179
Administration fee (Note 2).............................     8,750           115,674        10,030
Transfer agent fees (Note 2)............................     8,111            71,218         8,816
Custodian fees (Note 2).................................     3,775            17,115         3,322
Legal and audit fees....................................     7,977            22,454         7,512
Trustees' fees and expenses (Note 2)....................       496             6,562           574
Amortization of organization costs (Note 6).............       554                --           250
Registration and filing fees............................       939             9,590           849
Other...................................................     5,180            25,201         4,599
                                                          ---------     ------------     ---------
  Subtotal..............................................    88,284           846,183        96,131
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................       351            63,203           687
  Investor C Shares.....................................       175            17,076           108
  Investor N Shares.....................................    42,445            29,238        57,525
Fees waived by investment adviser and/or custodian (Note
  2)....................................................   (35,451)         (265,824)      (35,883)
                                                          ---------     ------------     ---------
  Total expenses........................................    95,804           689,876       118,568
                                                          ---------     ------------     ---------
NET INVESTMENT INCOME...................................   393,252         5,449,517       454,284
                                                          ---------     ------------     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period................................................   (34,585)          153,466      (115,068)
Change in unrealized appreciation/(depreciation) of
  investments during the period.........................   139,880        (1,121,536)      269,163
                                                          ---------     ------------     ---------
Net realized and unrealized gain/(loss) on
  investments...........................................   105,295          (968,070)      154,095
                                                          ---------     ------------     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $498,547      $  4,481,447     $ 608,379
                                                          =========     ============     =========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                    NATIONS
                                                      NATIONS        NATIONS                        FLORIDA
                                                    SHORT-TERM     INTERMEDIATE     NATIONS       INTERMEDIATE
                                                     MUNICIPAL      MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                    INCOME FUND     BOND FUND     INCOME FUND      BOND FUND
                                                    ---------------------------------------------------------
Net investment income.............................  $ 1,448,338    $ 2,087,070    $  2,794,986    $ 1,201,722
Net realized gain/(loss) on investments...........      (40,586)       327,312         392,399        (22,228)
Change in unrealized appreciation/(depreciation)
  of investments..................................      (60,346)      (120,814)        551,780        (88,727)
                                                    -----------    -----------    ------------    -----------
Net increase in net assets resulting from
  operations......................................    1,347,406      2,293,568       3,739,165      1,090,767
Distributions to shareholders from net investment
  income:
  Primary A Shares................................   (1,066,053)    (1,997,618)     (1,819,336)    (1,063,573)
  Investor A Shares...............................     (127,205)       (43,582)       (534,624)       (48,789)
  Investor C Shares...............................      (37,956)       (11,693)        (48,527)        (4,252)
  Investor N Shares...............................     (217,180)       (34,177)       (392,499)       (85,108)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares................................    7,137,491     10,050,416      (1,203,934)       (71,562)
  Investor A Shares...............................     (178,531)        40,390     (10,866,989)       857,984
  Investor C Shares...............................     (875,755)       222,016        (281,752)      (153,468)
  Investor N Shares...............................   (4,630,495)      (142,028)       (714,497)        48,950
                                                    -----------     ----------     -----------     ----------
Net increase/(decrease) in net assets.............    1,351,722     10,377,292     (12,122,993)       570,949
NET ASSETS:
Beginning of period...............................   69,041,519     81,261,400     113,149,269     51,292,890
                                                    -----------    -----------    ------------    -----------
End of period.....................................  $70,393,241    $91,638,692    $101,026,276    $51,863,839
                                                    ===========    ===========    ============    ===========
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period..........................................  $       891    $    25,134    $     28,068    $    (3,525)
                                                    ===========    ===========    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)


                                                       NATIONS                         NATIONS                          NATIONS
                                       NATIONS         GEORGIA         NATIONS        MARYLAND         NATIONS       NORTH CAROLINA
                                       FLORIDA       INTERMEDIATE      GEORGIA       INTERMEDIATE     MARYLAND        INTERMEDIATE
                                      MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
                                      BOND FUND       BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND
                                     ----------------------------------------------------------------------------------------------
Net investment income............    $   891,821     $ 1,304,232     $   313,676     $ 1,981,653     $   299,288      $    868,360
Net realized gain/(loss)
  on investments.................        (96,685)          5,970          10,670         (57,911)        (36,903)           61,284
Change in unrealized
  appreciation/(depreciation)
  of investments.................        339,473             851          89,093        (292,688)        112,199            32,646
                                     -----------     -----------     -----------     -----------     -----------       -----------
Net increase in net assets
  resulting from operations......      1,134,609       1,311,053         413,439       1,631,054         374,584           962,290
Distributions to shareholders
  from net investment income:
  Primary A Shares...............       (343,538)       (891,809)        (62,684)     (1,426,604)        (77,546)         (532,371)
  Investor A Shares..............        (48,146)       (193,621)         (2,289)       (405,257)        (33,417)         (154,735)
  Investor C Shares..............         (1,026)        (50,926)         (1,550)        (57,341)            (53)          (28,109)
  Investor N Shares..............       (499,111)       (167,874)       (247,153)        (92,450)       (188,274)         (153,179)
Net increase/(decrease) in net
  assets from Fund share
  transactions:
  Primary A Shares...............        358,131         629,575         930,859      (1,284,510)        836,839         3,171,380
  Investor A Shares..............        237,726          56,740         144,659      (2,552,947)        423,503        (2,044,590)
  Investor C Shares..............            881         (32,023)          1,550        (312,999)             53            25,576
  Investor N Shares..............     (2,114,264)       (339,887)       (905,717)        (97,644)       (924,501)         (894,571)
                                     -----------     -----------     -----------     -----------     -----------       -----------
Net increase/(decrease) in
  net assets.....................     (1,274,738)        321,228         271,114      (4,598,698)        411,188           351,691
NET ASSETS:
Beginning of period..............     38,864,977      57,389,670      14,397,209      88,193,140      13,537,586        38,313,413
                                     -----------     -----------     -----------     -----------     -----------       -----------
End of period....................    $37,590,239     $57,710,898     $14,668,323     $83,594,442     $13,948,774      $ 38,665,104
                                     ===========     ===========     ===========     ===========     ===========      ============
Undistributed net investment
  income/(distributions in
  excess of net investment
  income) at end of period.......    $    11,038     $    (4,377)    $       431     $    28,864     $     2,072      $      4,357
                                     ===========     ===========     ===========     ===========     ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              ---------------------------------------------------
Net investment income........................................  $    627,627       $  1,636,568       $    391,131
Net realized gain/(loss) on investments......................      (147,268)            76,085            (24,037)
Change in unrealized appreciation/(depreciation) of
  investments................................................       230,908            (12,717)           149,259
                                                               ------------       ------------       ------------
Net increase in net assets resulting from operations.........       711,267          1,699,936            516,353
Distributions to shareholders from net investment income:
  Primary A Shares...........................................       (43,522)        (1,041,314)           (84,359)
  Investor A Shares..........................................       (11,324)          (323,413)           (27,261)
  Investor C Shares..........................................          (393)          (120,811)            (5,676)
  Investor N Shares..........................................      (572,389)          (151,030)          (273,835)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................       703,512          2,990,554          1,735,106
  Investor A Shares..........................................        79,167           (549,512)          (245,083)
  Investor C Shares..........................................           393            (60,440)           (16,822)
  Investor N Shares..........................................    (2,165,086)           (43,053)          (106,070)
                                                               ------------       ------------       ------------
Net increase/(decrease) in net assets........................    (1,298,375)         2,400,917          1,492,353
NET ASSETS:
Beginning of period..........................................    30,356,458         68,481,347         16,532,374
                                                               ------------       ------------       ------------
End of period................................................  $ 29,058,083       $ 70,882,264       $ 18,024,727
                                                               ============       ============       ============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period.................  $     16,686       $         28       $      2,070
                                                               ============       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                         NATIONS                        NATIONS                         NATIONS
                                        TENNESSEE       NATIONS          TEXAS          NATIONS         VIRGINIA         NATIONS
                                       INTERMEDIATE    TENNESSEE      INTERMEDIATE       TEXAS        INTERMEDIATE      VIRGINIA
                                        MUNICIPAL      MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
                                        BOND FUND      BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND
                                       -------------------------------------------------------------------------------------------
Net investment income ...............  $   415,197     $  178,588     $   735,401     $   393,252     $  5,449,517     $   454,284
Net realized gain/(loss)
   on investments ...................        2,848         (6,781)        (28,640)        (34,585)         153,466        (115,068)
Change in unrealized appreciation/
   (depreciation) of investments ....      (15,671)        39,039          54,298         139,880       (1,121,536)        269,163
                                       -----------     ----------     -----------     -----------     -------------    -----------
Net increase in net assets resulting
   from operations ..................      402,374        210,846         761,059         498,547        4,481,447         608,379
Distributions to shareholders from
   net investment income:
   Primary A Shares .................     (189,837)       (30,411)       (654,050)       (141,810)      (3,597,058)       (101,768)
   Investor A Shares ...............      (156,356)       (23,073)        (17,337)         (8,515)      (1,455,117)        (16,897)
   Investor C Shares ................          (47)          (818)        (11,621)         (1,577)        (147,156)         (1,000)
   Investor N Shares ................      (68,957)      (124,286)        (52,393)       (241,350)        (250,186)       (334,618)
Net increase/(decrease) in net
   assets from Fund share transactions:
   Primary A Shares  ................      124,892        436,197       1,608,429         857,110      (10,049,114)        996,207
   Investor A Shares ................     (564,413)        20,779         154,554          49,980       (7,278,195)         36,940
   Investor C Shares ................           47            818          11,621           1,577         (152,594)          1,000
   Investor N Shares ................     (226,655)      (941,622)       (529,139)       (900,435)        (497,842)       (848,084)
                                       -----------     ----------     -----------     -----------     -------------    -----------
Net increase/(decrease) in
   net assets ......................      (678,952)      (451,570)      1,271,123         113,527      (18,945,815)        340,159
NET ASSETS:
Beginning of period ................    19,376,930      8,745,116      31,391,028      17,362,596      242,301,922      19,939,032
                                       -----------     ----------     -----------     -----------     -------------    -----------
End of period ......................   $18,697,978     $8,293,546     $32,662,151     $17,476,123     $223,356,107     $20,279,191
                                       ===========     ==========     ===========     ===========     ============     ===========
Undistributed net investment income/
   (distributions in excess of net
   investment income) at end
   of period ......................    $      (487)    $    5,215     $    (1,938)    $     8,575     $    138,617     $     3,603
                                       ===========     ==========     ===========     ===========     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996(a)

                                                                                                    NATIONS
                                                      NATIONS        NATIONS                        FLORIDA
                                                    SHORT-TERM     INTERMEDIATE     NATIONS       INTERMEDIATE
                                                     MUNICIPAL      MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                    INCOME FUND     BOND FUND     INCOME FUND      BOND FUND
                                                    ---------------------------------------------------------
Net investment income.............................  $   965,658    $ 1,276,433    $  1,998,797    $   806,122
Net realized gain/(loss) on investments...........       23,232         62,751         239,877        158,265
Change in unrealized depreciation of
  investments.....................................     (389,551)    (1,270,274)     (2,859,978)      (968,548)
                                                    -----------    -----------    ------------    -----------
Net increase/(decrease) in net assets resulting
  from operations.................................      599,339         68,910        (621,304)        (4,161)
Distributions to shareholders from net investment
  income:
  Primary A Shares................................     (728,377)    (1,225,918)     (1,226,815)      (706,751)
  Investor A Shares...............................      (53,577)       (21,114)       (466,482)       (33,651)
  Investor C Shares...............................      (25,203)        (8,469)        (35,721)        (3,856)
  Investor N Shares...............................     (158,501)       (20,932)       (269,779)       (61,864)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares................................   (1,188,013)     4,673,740         766,863      1,665,007
  Investor A Shares...............................      882,954        273,860      (1,276,002)      (227,704)
  Investor C Shares...............................      128,549        368,003         (45,152)         2,593
  Investor N Shares...............................    4,126,003        296,167        (908,664)      (718,637)
                                                    -----------    -----------    ------------    -----------
Net increase/(decrease) in net assets.............    3,583,174      4,404,247      (4,083,056)       (89,024)
NET ASSETS:
Beginning of period...............................   65,458,345     76,857,153     117,232,325     51,381,914
                                                    -----------    -----------    ------------    -----------
End of period.....................................  $69,041,519    $81,261,400    $113,149,269    $51,292,890
                                                    ===========    ===========    ============    ===========
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period..........................................  $       947    $    25,134    $     28,068    $    (3,525)
                                                    ===========    ===========    ============    ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 1996 (a)

                                                        NATIONS                        NATIONS
                                          NATIONS       GEORGIA          NATIONS       MARYLAND       NATIONS           MATOPMS
                                          FLORIDA     INTERMEDIATE       GEORGIA     INTERMEDIATE     MARYLAND       NORTH CAROLINA
                                         MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL      MUNICIPAL        MUNICIPAL
                                         BOND FUND      BOND FUND       BOND FUND      BOND FUND      BOND FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...............  $   595,972    $   891,811     $   215,557     $ 1,384,926     $   190,487      $    554,212
Net realized gain/(loss)
   on investments ...................      (25,347)        37,770           8,393          62,051         (14,816)            1,744
Change in unrealized
   depreciation of investments ......   (1,140,671)    (1,008,471)       (366,730)     (1,324,743)       (323,905)         (548,540
                                        -----------    -----------     -----------     -----------     -----------      ------------
Net increase/(decrease) in net assets
   resulting from operations ........     (570,046)       (78,890)       (142,780)        122,234        (148,234)            7,416
Distributions to shareholders from
   net investment income:
   Primary A Shares .................     (208,210)      (609,891)        (35,925)       (974,442)        (43,249)         (315,936)
   Investor A Shares ................      (30,348)      (133,317)           (105)       (309,446)        (15,162)         (113,170)
   Investor C Shares ................         (703)       (34,594)         (1,019)        (39,122)            (33)          (18,191)
   Investor N Shares ................     (356,711)      (113,838)       (178,508)        (61,916)       (132,043)         (106,915)
Net increase/(decrease) in net
   assets from Fund share transactions:
   Primary A Shares  ................    2,209,957     (1,515,078)       (513,607)       (246,692)        262,294           546,867
   Investor A Shares ................      104,876       (404,070)            459      (1,469,154)         78,396          (745,999
   Investor C Shares ................         (191)      (120,198)          1,029         132,701              43            31,509
   Investor N Shares  ...............     (726,692)        74,608        (453,351)         77,898         (94,912)          372,628
                                        -----------    -----------     -----------     -----------     -----------       -----------
Net increase/(decrease) in
   net assets ......................       421,932     (2,935,268)     (1,323,807)     (2,767,939)        (92,900)         (341,791)
NET ASSETS:
Beginning of period ................    38,443,045     60,324,938      15,721,016      90,961,079      13,630,486        38,655,204
                                       -----------    -----------     -----------     -----------     -----------      ------------
End of period ......................   $38,864,977    $57,389,670     $14,397,209     $88,193,140     $13,537,586      $ 38,313,413
                                       ===========    ===========     ===========     ===========     ===========      ============
Undistributed net investment income/
   (distributions in excess of net
   investment income) at end
   of period ........................  $    11,038    $    (4,379)    $       431     $    28,863     $     2,074      $      4,391
                                       ===========    ===========     ===========     ===========     ===========      ============

-------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 1996(a)

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                              NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                              -------------------------------------------------
Net investment income........................................   $   436,514        $ 1,101,730        $   237,902
Net realized gain/(loss) on investments......................      (151,023)            20,415             40,598
Change in unrealized depreciation of investments.............      (602,825)        (1,125,003)          (403,299)
                                                                -----------        -----------        -----------
Net increase/(decrease) in net assets resulting from
  operations.................................................      (317,334)            (2,858)          (124,799)
Distributions to shareholders from net investment income:
  Primary A Shares...........................................       (23,655)          (700,580)           (31,705)
  Investor A Shares..........................................        (6,075)          (224,472)           (19,636)
  Investor C Shares..........................................           (53)           (79,341)            (5,994)
  Investor N Shares..........................................      (406,731)           (97,337)          (180,567)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................       343,908         (2,769,895)           320,258
  Investor A Shares..........................................       111,833             67,455              7,700
  Investor C Shares..........................................        15,063            (29,949)           248,504
  Investor N Shares..........................................    (1,051,328)           626,082            608,489
                                                                -----------        -----------        -----------
Net increase/(decrease) in net assets........................    (1,334,372)        (3,210,895)           822,250
NET ASSETS:
Beginning of period..........................................    31,690,830         71,692,242         15,710,124
                                                                -----------        -----------        -----------
End of period................................................   $30,356,458        $68,481,347        $16,532,374
                                                                ===========        ===========        ===========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period.................   $    16,687        $        28        $     2,070
                                                                ===========        ===========        ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 1996 (a)

                                                                   NATIONS                        NATIONS
                                                                  TENNESSEE       NATIONS          TEXAS
                                                                 INTERMEDIATE    TENNESSEE      INTERMEDIATE
                                                                  MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                  BOND FUND      BOND FUND       BOND FUND
                                                               ---------------------------------------------
Net investment income........................................    $   272,926     $  110,961     $   464,718
Net realized gain/(loss) on investments......................         (4,989)        14,032          58,375
Change in unrealized depreciation of investments.............       (264,536)      (176,556)       (539,809)
                                                                 -----------     ----------     -----------
Net increase/(decrease) in net assets resulting from
  operations.................................................          3,401        (51,563)        (16,716)
Distributions to shareholders from net investment income:
  Primary A Shares...........................................       (117,326)       (14,096)       (405,685)
  Investor A Shares..........................................       (108,339)        (3,339)        (11,662)
  Investor C Shares..........................................            (31)          (805)         (7,683)
  Investor N Shares..........................................        (47,230)       (92,721)        (39,688)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................      1,360,337        227,528       1,212,980
  Investor A Shares..........................................        (27,813)       773,762           6,664
  Investor C Shares..........................................             42        (27,005)          7,694
  Investor N Shares..........................................          6,261        279,296        (249,395)
                                                                 -----------     ----------     -----------
Net increase/(decrease) in net assets........................      1,069,302      1,091,057         496,509
NET ASSETS:
Beginning of period..........................................     18,307,628      7,654,059      30,894,519
                                                                 -----------     ----------     -----------
End of period................................................    $19,376,930     $8,745,116     $31,391,028
                                                                 ===========     ==========     ===========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period.................    $      (487)    $    5,215     $    (1,938)
                                                                 ===========     ==========     ===========

------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.


                                                                               NATIONS
                                                               NATIONS         VIRGINIA         NATIONS
                                                                TEXAS        INTERMEDIATE       VIRGINIA
                                                               MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                               BOND FUND       BOND FUND        BOND FUND
                                                             ----------------------------------------------
Net investment income........................................  $   256,506     $  3,802,583     $   303,010
Net realized gain/(loss) on investments......................        8,093          397,976           1,713
Change in unrealized depreciation of investments.............     (405,009)      (3,555,469)       (513,081)
                                                               -----------     -------------    -----------
Net increase/(decrease) in net assets resulting from
  operations.................................................     (140,410)         645,090        (208,358)
Distributions to shareholders from net investment income:
  Primary A Shares...........................................      (78,433)      (2,458,927)        (56,336)
  Investor A Shares..........................................       (5,320)      (1,074,449)        (10,695)
  Investor C Shares..........................................       (1,024)         (99,325)           (650)
  Investor N Shares..........................................     (171,729)        (169,882)       (235,329)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares...........................................      642,899          233,297        (147,993)
  Investor A Shares..........................................      (27,628)      (4,360,161)         28,565
  Investor C Shares..........................................        1,034         (152,553)         10,660
  Investor N Shares..........................................     (478,509)         (80,935)       (139,814)
                                                               -----------     -------------    -----------
Net increase/(decrease) in net assets........................     (259,120)      (7,517,845)       (759,950)
NET ASSETS:
Beginning of period..........................................   17,621,716      249,819,767      20,698,982
                                                               -----------     -------------    -----------
End of period................................................  $17,362,596     $242,301,922     $19,939,032
                                                               ===========     ============     ===========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period.................  $     8,575     $    138,617     $     3,602
                                                               ===========     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                                   SHORT-TERM MUNICIPAL INCOME FUND
                                                                           SIX MONTHS ENDED                  PERIOD ENDED
                                                                         SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                         ----------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................    2,164,862     $ 21,532,946      1,045,433     $ 10,507,361
  Issued as reinvestment of dividends..............................          787            7,838            311            3,111
  Redeemed.........................................................   (1,447,245)     (14,403,293)    (1,166,784)     (11,698,485)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      718,404     $  7,137,491       (121,040)    $ (1,188,013)
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................      403,168     $  4,008,441        150,130     $  1,510,243
  Issued as reinvestment of dividends..............................       11,702          116,460          5,120           51,349
  Redeemed.........................................................     (432,525)      (4,303,432)       (67,467)        (678,638)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (17,655)    $   (178,531)        87,783     $    882,954
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold.............................................................       12,048     $    119,666         49,801     $    500,000
  Issued as reinvestment of dividends..............................        3,748           37,308          2,334           23,417
  Redeemed.........................................................     (103,807)      (1,032,729)       (39,268)        (394,868)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (88,011)    $   (875,755)        12,867     $    128,549
                                                                      ==========     ============     ==========     ============
INVESTOR N SHARES:
  Sold.............................................................       98,545     $    980,814        504,230     $  5,060,605
  Issued as reinvestment of dividends..............................       20,239          201,448         14,522          145,675
  Redeemed.........................................................     (585,010)      (5,812,757)      (107,658)      (1,080,277)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................     (466,226)    $ (4,630,495)       411,094     $  4,126,003
                                                                      ==========     ============     ==========     ============

                                                                               FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                                                           SIX MONTHS ENDED                  PERIOD ENDED
                                                                         SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                         ----------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................      657,263     $  6,822,187        426,934     $  4,545,038
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................           --               --             --               --
  Issued as reinvestment of dividends..............................        4,550           47,301          2,154           22,952
  Redeemed.........................................................     (668,258)      (6,941,050)      (272,693)      (2,902,983)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       (6,445)    $    (71,562)       156,395     $  1,665,007
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................      142,226     $  1,477,973          1,725     $     17,997
  Issued as reinvestment of dividends..............................        2,246           23,342          2,126           22,620
  Redeemed.........................................................      (62,115)        (643,331)       (25,633)        (268,321)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       82,357     $    857,984        (21,782)    $   (227,704)
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold.............................................................           --     $         --             --     $         --
  Issued as reinvestment of dividends..............................          224            2,334            246            2,618
  Redeemed.........................................................      (15,010)        (155,802)            (2)             (25)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (14,786)    $   (153,468)           244     $      2,593
                                                                      ==========     ============     ==========     ============
INVESTOR N SHARES:
  Sold.............................................................       11,601     $    120,997         11,873     $    126,629
  Issued as reinvestment of dividends..............................        4,908           51,048          3,173           33,729
  Redeemed.........................................................      (11,869)        (123,095)       (81,900)        (878,995)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................        4,640     $     48,950        (66,854)    $   (718,637)
                                                                      ==========     ============     ==========     ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                  INTERMEDIATE MUNICIPAL BOND FUND
                                                                          SIX MONTHS ENDED                PERIOD ENDED
                                                                        SEPTEMBER 30, 1996(b)          MARCH 31, 1996(a)
                                                                      -------------------------     ------------------------
                                                                       SHARES         DOLLARS        SHARES        DOLLARS
                                                                      ------------------------------------------------------

PRIMARY A SHARES:
  Sold.............................................................    1,889,092     $18,818,141      960,264     $ 9,779,988
  Issued as reinvestment of dividends..............................        3,517          35,110        2,204          22,398
  Redeemed.........................................................     (882,028)     (8,802,835)    (505,355)     (5,128,646)
                                                                       ---------     -----------     ----------   -----------
  Net increase/(decrease)..........................................    1,010,581     $10,050,416      457,113     $ 4,673,740
                                                                       =========     ===========     ==========   ===========
INVESTOR A SHARES:
  Sold.............................................................       95,978     $   956,849       26,432     $   269,682
  Issued as reinvestment of dividends..............................        3,020          30,149        1,197          12,184
  Redeemed.........................................................      (95,355)       (946,608)        (785)         (8,006)
                                                                       ---------     -----------     ----------   -----------
  Net increase/(decrease)..........................................        3,643     $    40,390       26,844     $   273,860
                                                                       =========     ===========     ==========   ===========
INVESTOR C SHARES:
  Sold.............................................................       23,231     $   232,324       35,258     $   359,738
  Issued as reinvestment of dividends..............................        1,218          11,693          834           8,469
  Redeemed.........................................................       (2,080)        (22,001)         (20)           (204)
                                                                       ---------     -----------     ----------   -----------
  Net increase/(decrease)..........................................       22,369     $   222,016       36,072     $   368,003
                                                                       =========     ===========     ==========   ===========
INVESTOR N SHARES:
  Sold.............................................................        3,067     $    30,598       27,929     $   285,500
  Issued as reinvestment of dividends..............................        1,993          19,906        1,050          10,667
  Redeemed.........................................................      (19,305)       (192,532)          --              --
                                                                       ---------     -----------     ----------   -----------
  Net increase/(decrease)..........................................      (14,245)    $  (142,028)      28,979     $   296,167
                                                                       =========     ===========     ==========   ===========



                                                                                     MUNICIPAL INCOME FUND
                                                                          SIX MONTHS ENDED                PERIOD ENDED
                                                                        SEPTEMBER 30, 1996(b)          MARCH 31, 1996(a)
                                                                      ---------------------------     ----------------------
                                                                       SHARES         DOLLARS         SHARES      DOLLARS
                                                                      ------------------------------------------------------

PRIMARY A SHARES:
  Sold.............................................................      972,616     $ 10,484,623      451,180   $ 5,003,601
  Issued as reinvestment of dividends..............................        5,000           54,101        3,723        41,168
  Redeemed.........................................................   (1,087,979)     (11,742,658)    (387,428)   (4,277,906)
                                                                      ----------     ------------     ---------  -----------
  Net increase/(decrease)..........................................     (110,363)    $ (1,203,934)      67,475   $   766,863
                                                                      ==========     ============     =========   ==========
INVESTOR A SHARES:
  Sold.............................................................      733,672     $  7,922,467       80,739   $   881,611
  Issued as reinvestment of dividends..............................       26,023          281,468       21,450       237,117
  Redeemed.........................................................   (1,767,003)     (19,070,924)    (217,618)   (2,394,730)
                                                                      ----------     ------------     ---------  ------------
  Net increase/(decrease)..........................................   (1,007,308)    $(10,866,989)    (115,429)  $(1,276,002)
                                                                      ==========     ============     =========  ===========
INVESTOR C SHARES:
  Sold.............................................................           --     $         --          450   $     5,000
  Issued as reinvestment of dividends..............................        2,726           29,505        2,129        23,528
  Redeemed.........................................................      (28,853)        (311,257)      (6,660)      (73,680)
                                                                      ----------     ------------     ---------- -----------
  Net increase/(decrease)..........................................      (26,127)    $   (281,752)      (4,081)  $   (45,152)
                                                                      ==========     ============     =========  ===========
INVESTOR N SHARES:
  Sold.............................................................       36,076     $    387,469       20,506   $   227,021
  Issued as reinvestment of dividends..............................       18,269          197,684       12,403       137,123
  Redeemed.........................................................     (120,402)      (1,299,650)    (114,832)   (1,272,808)
                                                                      ----------     ------------     ---------  ------------
  Net increase/(decrease)..........................................      (66,057)    $   (714,497)     (81,923)  $  (908,664)
                                                                      ==========     ============     ========== ===========




                                                                                  FLORIDA MUNICIPAL BOND FUND
                                                                           SIX MONTHS ENDED                PERIOD ENDED
                                                                         SEPTEMBER 30, 1996(b)          MARCH 31, 1996(a)
                                                                        SHARES         DOLLARS        SHARES        DOLLARS
                                                                       -----------------------------------------------------

PRIMARY A SHARES:
  Sold.............................................................     268,524     $ 2,528,091       250,387     $ 2,439,111
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................          --              --            --              --
  Issued as reinvestment of dividends..............................         163           1,543            45             437
  Redeemed.........................................................    (231,046)     (2,171,503)      (23,390)       (229,591)
                                                                       --------     -----------     ---------     -----------
  Net increase/(decrease)..........................................      37,641     $   358,131       227,042     $ 2,209,957
                                                                       ========     ===========     =========     ===========
INVESTOR A SHARES:
  Sold.............................................................     158,253     $ 1,494,363        12,823     $   125,245
  Issued as reinvestment of dividends..............................         678           6,411           483           4,698
  Redeemed.........................................................    (132,994)     (1,263,048)       (2,646)        (25,067)
                                                                       --------     -----------     ---------     -----------
  Net increase/(decrease)..........................................      25,937     $   237,726        10,660     $   104,876
                                                                       ========     ===========     =========     ===========
INVESTOR C SHARES:
  Sold.............................................................          --     $        --        15,448     $   151,548
  Issued as reinvestment of dividends..............................          93             881            59             572
  Redeemed.........................................................          --              --       (15,447)       (152,311)
                                                                       --------     -----------     ---------     -----------
  Net increase/(decrease)..........................................          93     $       881            60     $      (191)
                                                                       ========     ===========     =========     ===========
INVESTOR N SHARES:
  Sold.............................................................      24,897     $   235,389        28,067     $   275,586
  Issued as reinvestment of dividends..............................      24,198         228,567        17,719         171,975
  Redeemed.........................................................    (273,613)     (2,578,220)     (120,970)     (1,174,253)
                                                                       --------     -----------     ----------    -----------
  Net increase/(decrease)..........................................    (224,518)    $(2,114,264)      (75,184)    $  (726,692)
                                                                       ========     ===========     =========     ===========


                                                                           GEORGIA INTERMEDIATE MUNICIPAL BOND FUND

                                                                         SIX MONTHS ENDED                PERIOD ENDED
                                                                       SEPTEMBER 30, 1996(b)          MARCH 31, 1996(a)
                                                                      SHARES         DOLLARS         SHARES      DOLLARS
                                                                     -----------------------------------------------------

PRIMARY A SHARES:
  Sold.............................................................   372,508     $ 3,902,917        215,451   $  2,333,137
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................   120,237       1,278,074             --             --
  Issued as reinvestment of dividends..............................       355           3,757            321          3,474
  Redeemed.........................................................  (432,249)     (4,555,173)      (356,183)    (3,851,689)
                                                                     --------     -----------     -----------  ------------
  Net increase/(decrease)..........................................    60,851     $   629,575       (140,411)  $ (1,515,078)
                                                                     ========     ===========     ==========   ============
INVESTOR A SHARES:
  Sold.............................................................    27,417         290,489          2,786         29,915
  Issued as reinvestment of dividends..............................    14,311         151,494          9,658        104,404
  Redeemed.........................................................   (36,490)       (385,243)       (49,860)      (538,389)
                                                                     --------     -----------     -----------  ------------
  Net increase/(decrease)..........................................     5,238     $    56,740        (37,416)  $   (404,070)
                                                                     ========     ===========     ==========   ============
INVESTOR C SHARES:
  Sold.............................................................        58     $       600          4,482   $     47,791
  Issued as reinvestment of dividends..............................     3,279          34,718          1,989         21,495
  Redeemed.........................................................    (6,357)        (67,341)       (17,569)      (189,484)
                                                                     --------     -----------     -----------  ------------
  Net increase/(decrease)..........................................    (3,020)    $   (32,023)       (11,098)  $   (120,198)
                                                                     ========     ===========     ==========   ============
INVESTOR N SHARES:
  Sold.............................................................    12,296     $   130,457         27,010   $    293,325
  Issued as reinvestment of dividends..............................     7,135          75,518          4,577         49,457
  Redeemed.........................................................   (51,257)       (545,862)       (24,720)      (268,174)
                                                                     --------     -----------     -----------  ------------
  Net increase/(decrease)..........................................   (31,826)    $  (339,887)         6,867   $     74,608
                                                                     ========     ===========     ==========   ============

--------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       GEORGIA MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)            MARCH 31, 1996(a)
                                                                         ------------------------     ---------------------------
                                                                          SHARES        DOLLARS         SHARES         DOLLARS
                                                                            -------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................    165,172     $ 1,553,028         78,810     $    762,805
  Issued as reinvestment of dividends.................................         22             211             16              162
  Redeemed............................................................    (65,756)       (622,380)      (131,078)      (1,276,574)
                                                                         --------     -----------     ----------      -----------
  Net increase/(decrease).............................................     99,438     $   930,859        (52,252)    $   (513,607)
                                                                         ========     ===========     ==========      ===========
INVESTOR A SHARES:
  Sold................................................................     15,275     $   144,111             92     $        887
  Issued as reinvestment of dividends.................................        229           2,171             11              105
  Redeemed............................................................       (173)         (1,623)           (55)            (533)
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................     15,331     $   144,659             48     $        459
                                                                         ========     ===========     ==========     ============
INVESTOR C SHARES:
  Sold................................................................         --     $        --              1     $         10
  Issued as reinvestment of dividends.................................        164           1,550            105            1,019
  Redeemed............................................................         --              --             --               --
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................        164     $     1,550            106     $      1,029
                                                                         ========     ===========     ==========     ============
INVESTOR N SHARES:
  Sold................................................................      3,581     $    33,535          8,854     $     86,386
  Issued as reinvestment of dividends.................................     15,025         141,871         10,743          104,168
  Redeemed............................................................   (114,932)     (1,081,123)       (66,400)        (643,905)
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................    (96,326)    $  (905,717)       (46,803)    $   (453,351)
                                                                         ========     ===========     ==========     ============

                                                                             NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)            MARCH 31, 1996(a)
                                                                         ------------------------     ---------------------------
                                                                          SHARES        DOLLARS         SHARES         DOLLARS
                                                                            -------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................    602,425     $ 6,197,185        171,702     $  1,809,636
  Issued as reinvestment of dividends.................................        527           5,442            231            3,227
  Redeemed............................................................   (293,665)     (3,031,247)      (120,210)      (1,265,996)
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................    309,287     $ 3,171,380         51,723     $    546,867
                                                                         ========     ===========     ==========     ============
INVESTOR A SHARES:
  Sold................................................................     45,526     $   470,101         22,853     $    240,377
  Issued as reinvestment of dividends.................................      8,174          84,521          6,393           67,230
  Redeemed............................................................   (248,878)     (2,599,212)      (100,126)      (1,053,606)
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................   (195,178)    $(2,044,590)       (70,880)    $   (745,999)
                                                                         ========     ===========     ==========     ============
INVESTOR C SHARES:
  Sold................................................................        415     $     4,267          1,449     $     15,000
  Issued as reinvestment of dividends.................................      2,061          21,309          1,569           16,509
  Redeemed............................................................         --              --             --               --
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................      2,476     $    25,576          3,018     $     31,509
                                                                         ========     ===========     ==========     ============
INVESTOR N SHARES:
  Sold................................................................     33,736     $   347,783         51,146     $    538,130
  Issued as reinvestment of dividends.................................     11,773         121,604          8,114           85,324
  Redeemed............................................................   (132,859)     (1,363,958)       (24,143)        (250,826)
                                                                         --------     -----------     ----------     ------------
  Net increase/(decrease).............................................    (87,350)    $  (894,571)        35,117     $    372,628
                                                                         ========     ===========     ==========     ============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

-------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                                                                                SIX MONTHS ENDED                PERIOD ENDED
                                                                             SEPTEMBER 30, 1996(b)            MARCH 31, 1996(a)
                                                                            ------------------------     --------------------------
                                                                           SHARES        DOLLARS         SHARES         DOLLARS
                                                                          ---------------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................     723,486     $ 7,753,781        505,608     $  5,538,107
  Issued as reinvestment of dividends.................................       2,582          27,708          2,165           23,655
  Redeemed............................................................    (845,407)     (9,065,999)      (532,835)      (5,808,454)
                                                                          --------     -----------     ----------      -----------
  Net increase/(decrease).............................................    (119,339)    $(1,284,510)       (25,062)    $   (246,692)
                                                                          ========     ===========     ==========      ===========
INVESTOR A SHARES:
  Sold................................................................     148,377     $ 1,593,424         28,679     $    313,851
  Issued as reinvestment of dividends.................................      29,779         319,438         22,246          243,587
  Redeemed............................................................    (417,431)     (4,465,809)      (186,416)      (2,026,592)
                                                                          --------     -----------     ----------      -----------
  Net increase/(decrease).............................................    (239,275)    $(2,552,947)      (135,491)    $ (1,469,154)
                                                                          ========     ===========     ==========      ===========
INVESTOR C SHARES:
  Sold................................................................       2,191     $    23,620         18,277     $    201,549
  Issued as reinvestment of dividends.................................       4,390          47,080          2,956           32,361
  Redeemed............................................................     (35,783)       (383,699)        (9,204)        (101,209)
                                                                          --------     -----------     ----------      -----------
  Net increase/(decrease).............................................     (29,202)    $  (312,999)        12,029     $    132,701
                                                                          ========     ===========     ==========      ===========
INVESTOR N SHARES:
  Sold................................................................       6,505     $    70,170          6,644     $     73,296
  Issued as reinvestment of dividends.................................       6,844          73,409          4,513           49,421
  Redeemed............................................................     (22,450)       (241,223)        (4,071)         (44,819)
                                                                          --------     -----------     ----------      -----------
  Net increase/(decrease).............................................      (9,101)    $   (97,644)         7,086     $     77,898
                                                                          ========     ===========     ==========      ===========

                                                                                        MARYLAND MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                   PERIOD ENDED
                                                                           SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                        ---------------------------     ---------------------------
                                                                          SHARES          DOLLARS         SHARES          DOLLARS
                                                                        -----------------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................       98,056     $   911,999          34,297         330,542
  Issued as reinvestment of dividends.................................          393           3,681             183           1,752
  Redeemed............................................................       (8,449)        (78,841)         (7,194)        (70,000)
                                                                           --------     -----------      ----------    ------------
  Net increase/(decrease).............................................       90,000     $   836,839          27,286    $    262,294
                                                                           ========     ===========      ==========    ============
INVESTOR A SHARES:
  Sold................................................................       42,442     $   396,686          11,875    $    110,562
  Issued as reinvestment of dividends.................................        3,019          28,249             921           8,809
  Redeemed............................................................         (155)         (1,432)         (4,259)        (40,975)
                                                                           --------     -----------      ----------    ------------
  Net increase/(decrease).............................................       45,306     $   423,503           8,537    $     78,396
                                                                           ========     ===========      ==========    ============
INVESTOR C SHARES:
  Sold................................................................           --     $        --               1    $         10
  Issued as reinvestment of dividends.................................            6              53               3              33
  Redeemed............................................................           --              --              --              --
                                                                           --------     -----------      ----------    ------------
  Net increase/(decrease).............................................            6     $        53               4    $         43
                                                                           ========     ===========      ==========    ============
INVESTOR N SHARES:
  Sold................................................................       13,363     $   125,096           1,131    $     12,326
  Issued as reinvestment of dividends.................................       14,883         139,193          10,220          98,130
  Redeemed............................................................     (127,915)     (1,188,790)        (21,471)       (205,368)
                                                                           --------     -----------      ----------    ------------
  Net increase/(decrease).............................................      (99,669)    $  (924,501)        (10,120)   $    (94,912)
                                                                           ========     ===========      ==========    ============


                                                                                   NORTH CAROLINA MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                   PERIOD ENDED
                                                                           SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                       ---------------------------     ----------------------------
                                                                           SHARES          DOLLARS         SHARES          DOLLARS
                                                                       ------------------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................      124,109     $ 1,171,160         38,727     $    382,413
  Issued as reinvestment of dividends.................................          216           2,033            138            1,007
  Redeemed............................................................      (49,815)       (469,681)        (4,065)         (39,512)
                                                                           --------     -----------     ----------      -----------
  Net increase/(decrease).............................................       74,510     $   703,512         34,800     $    343,908
                                                                           ========     ===========     ==========      ===========
INVESTOR A SHARES:
  Sold................................................................       18,128     $   171,385         11,184     $    108,756
  Issued as reinvestment of dividends.................................          970           9,153            463            4,492
  Redeemed............................................................      (10,756)       (101,371)          (144)          (1,415)
                                                                           --------     -----------     ----------      -----------
  Net increase/(decrease).............................................        8,342     $    79,167         11,503     $    111,833
                                                                           ========     ===========     ==========      ===========
INVESTOR C SHARES:
  Sold................................................................           --     $        --          1,583     $     15,010
  Issued as reinvestment of dividends.................................           41             393              6               53
  Redeemed............................................................           --              --             --               --
                                                                           --------     -----------     ----------      -----------
  Net increase/(decrease).............................................           41     $       393          1,589     $     15,063
                                                                           ========     ===========     ==========      ===========
INVESTOR N SHARES:
  Sold................................................................       14,536     $   137,760         56,074     $    548,267
  Issued as reinvestment of dividends.................................       43,071         406,340         29,621          288,155
  Redeemed............................................................     (287,491)     (2,709,186)      (193,797)      (1,887,750)
                                                                           --------     -----------     ----------      -----------
  Net increase/(decrease).............................................     (229,884)    $(2,165,086)      (108,102)    $ (1,051,328)
                                                                           ========     ===========     ==========      ===========

                                                                            SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                   PERIOD ENDED
                                                                           SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                       ---------------------------     ----------------------------
                                                                           SHARES          DOLLARS         SHARES          DOLLARS
                                                                       ------------------------------------------------------------
PRIMARY A SHARES:
  Sold................................................................     702,617     $ 7,346,867         269,174     $  2,874,114
  Issued as reinvestment of dividends.................................       4,899          51,294           2,578           27,499
  Redeemed............................................................    (420,985)     (4,407,607)       (529,107)      (5,671,508)
                                                                          --------     -----------      ----------     ------------
  Net increase/(decrease).............................................     286,531     $ 2,990,554        (257,355)    $ (2,769,895)
                                                                          ========     ===========      ==========     ============
INVESTOR A SHARES:
  Sold................................................................       6,749     $    70,929          88,345     $    946,537
  Issued as reinvestment of dividends.................................      14,611         152,971           9,588          102,383
  Redeemed............................................................     (73,966)       (773,412)        (91,422)        (981,465)
                                                                          --------     -----------      ----------     ------------
  Net increase/(decrease).............................................     (52,606)    $  (549,512)          6,511     $     67,455
                                                                          ========     ===========      ==========     ============
INVESTOR C SHARES:
  Sold................................................................      55,949     $   582,293           1,514     $     15,931
  Issued as reinvestment of dividends.................................       7,166          75,019           5,085           54,300
  Redeemed............................................................     (68,576)       (717,752)         (9,387)        (100,180)
                                                                          --------     -----------      ----------     ------------
  Net increase/(decrease).............................................      (5,461)    $   (60,440)         (2,788)    $    (29,949)
                                                                          ========     ===========      ==========     ============
INVESTOR N SHARES:
  Sold................................................................      28,388     $   297,044          68,683     $    735,005
  Issued as reinvestment of dividends.................................       8,961          93,816           5,411           57,762
  Redeemed............................................................     (41,526)       (433,913)        (15,644)        (166,685
                                                                          --------     -----------      ----------     ------------
  Net increase/(decrease).............................................      (4,177)    $   (43,053)         58,450     $    626,082
                                                                          ========     ===========      ==========     ============

                   SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   SOUTH CAROLINA MUNICIPAL BOND FUND
                                                                        SIX MONTHS ENDED SEPTEMBER             PERIOD ENDED
                                                                               30, 1996(b)                  MARCH 31, 1996(a)
                                                                        --------------------------       ------------------------
                                                                         SHARES          DOLLARS          SHARES         DOLLARS
                                                                           ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................    206,132       $ 2,001,760         43,732       $ 435,010
  Issued as reinvestment of dividends................................         --                --             --              --
  Redeemed...........................................................    (27,308)         (266,654)       (11,402)       (114,752)
                                                                        --------       -----------       --------       ---------
  Net increase.......................................................    178,824       $ 1,735,106         32,330       $ 320,258
                                                                        ========       ===========       ========       =========
INVESTOR A SHARES:
  Sold...............................................................      5,825       $    57,141          1,718       $  17,256
  Issued as reinvestment of dividends................................      2,502            24,364          1,783          17,812
  Redeemed...........................................................    (33,594)         (326,588)        (2,710)        (27,368)
                                                                        --------       -----------       --------       ---------
  Net increase/(decrease)............................................    (25,267)      $  (245,083)           791       $   7,700
                                                                        ========       ===========       ========       =========
INVESTOR C SHARES:
  Sold...............................................................         --       $        --         54,672       $ 550,000
  Issued as reinvestment of dividends................................         13               124             29             288
  Redeemed...........................................................     (1,739)          (16,946)       (29,674)       (301,784)
                                                                        --------       -----------       --------       ---------
  Net increase/(decrease)............................................     (1,726)      $   (16,822)        25,027       $ 248,504
                                                                        ========       ===========       ========       =========
INVESTOR N SHARES:
  Sold...............................................................     79,003       $   777,971         80,526       $ 800,208
  Issued as reinvestment of dividends................................     16,465           160,423         11,265         112,544
  Redeemed...........................................................   (107,003)       (1,044,464)       (30,449)       (304,263)
                                                                        --------       -----------       --------       ---------
  Net increase/(decrease)............................................    (11,535)      $  (106,070)        61,342       $ 608,489
                                                                        ========       ===========       ========       =========

                                                                                 TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                                                                            SIX MONTHS ENDED                  PERIOD ENDED
                                                                         SEPTEMBER 30, 1996(b)              MARCH 31, 1996(a)
                                                                       --------------------------       -------------------------
                                                                        SHARES          DOLLARS          SHARES         DOLLARS
                                                                          ----------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................................    452,819       $ 4,580,869        202,753       $2,114,082
  Issued as reinvestment of dividends...............................         --                --             --               --
  Redeemed..........................................................   (292,801)       (2,972,440)       (87,027)        (901,102)
                                                                       --------       -----------       --------       ----------
  Net increase/(decrease)...........................................    160,018       $ 1,608,429        115,726       $1,212,980
                                                                       ========       ===========       ========       ==========
INVESTOR A SHARES:
  Sold..............................................................     19,561       $   198,764            129       $    1,342
  Issued as reinvestment of dividends...............................      1,143            11,614            623            6,452
  Redeemed..........................................................     (5,511)          (55,824)          (109)          (1,130)
                                                                       --------       -----------       --------       ----------
  Net increase/(decrease)...........................................     15,193       $   154,554            643       $    6,664
                                                                       ========       ===========       ========       ==========
INVESTOR C SHARES:
  Sold..............................................................         --       $        --              1       $       11
  Issued as reinvestment of dividends...............................      1,144            11,621            742            7,683
  Redeemed..........................................................         --                --             --               --
                                                                       --------       -----------       --------       ----------
  Net increase/(decrease)...........................................      1,144       $    11,621            743       $    7,694
                                                                       ========       ===========       ========       ==========
INVESTOR N SHARES:
  Sold..............................................................        843       $     8,608          1,040       $   10,800
  Issued as reinvestment of dividends...............................      3,205            32,558          2,383           24,698
  Redeemed..........................................................    (56,328)         (570,305)       (27,471)        (284,893)
                                                                       --------       -----------       --------       ----------
  Net decrease......................................................    (52,280)      $  (529,139)       (24,048)      $ (249,395)
                                                                       ========       ===========       ========       ==========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED             PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)         MARCH 31, 1996(a)
                                                                         ------------------------     ------------------------
                                                                          SHARES        DOLLARS       SHARES       DOLLARS
                                                                         -----------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................     204,044     $ 2,051,342     157,752     $1,607,430
  Issued as reinvestment of dividends................................       1,071          10,733       2,109         21,573
  Redeemed...........................................................    (194,184)     (1,937,183)    (26,193)      (268,666)
                                                                         --------     -----------     -------     ----------
  Net increase.......................................................      10,931     $   124,892     133,668     $1,360,337
                                                                         ========     ===========     =======     ==========
INVESTOR A SHARES:
  Sold...............................................................       5,268     $    52,878          52     $      542
  Issued as reinvestment of dividends................................      12,487         125,484       8,442         86,375
  Redeemed...........................................................     (73,833)       (742,775)    (11,200)      (114,730)
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)............................................     (56,078)    $  (564,413)     (2,706)    $  (27,813)
                                                                         ========     ===========     =======     ==========
INVESTOR C SHARES:
  Sold...............................................................          --     $        --           1     $       11
  Issued as reinvestment of dividends................................           5              47           3             31
  Redeemed...........................................................          --              --          --             --
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)............................................           5     $        47           4     $       42
                                                                         ========     ===========     =======     ==========
INVESTOR N SHARES:
  Sold...............................................................       7,062     $    70,919      12,206     $  125,200
  Issued as reinvestment of dividends................................       5,371          53,968       3,623         37,065
  Redeemed...........................................................     (34,963)       (351,542)    (15,289)      (156,004)
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)............................................     (22,530)    $  (226,655)        540     $    6,261
                                                                         ========     ===========     =======     ==========

                                                                                    TENNESSEE MUNICIPAL BOND FUND
                                                                            SIX MONTHS ENDED                 PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)           MARCH 31, 1996(a)
                                                                       ---------------------------     -------------------------
                                                                       SHARES         DOLLARS         SHARES        DOLLARS
                                                                       ---------------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................      48,664     $    468,344       23,133     $   230,008
  Issued as reinvestment of dividends................................           1                9            2              20
  Redeemed...........................................................      (3,365)         (32,156)        (253)         (2,500)
                                                                       ----------     ------------     --------     -----------
  Net increase.......................................................      45,300     $    436,197       22,882     $   227,528
                                                                       ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold...............................................................          89     $        852       80,756     $   782,383
  Issued as reinvestment of dividends................................       2,217           21,364          268           2,607
  Redeemed...........................................................        (150)          (1,437)      (1,129)        (11,228)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)............................................       2,156     $     20,779       79,895     $   773,762
                                                                       ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold...............................................................          --     $         --           28     $       275
  Issued as reinvestment of dividends................................          85              818           48             475
  Redeemed...........................................................          --               --       (2,759)        (27,755)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)............................................          85     $        818       (2,683)    $   (27,005)
                                                                       ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold...............................................................       1,582     $     15,000       69,966     $   699,596
  Issued as reinvestment of dividends................................       9,380           90,348        6,689          66,084
  Redeemed...........................................................    (108,572)      (1,046,970)     (49,231)       (486,384)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)............................................     (97,610)    $   (941,622)      27,424     $   279,296
                                                                       ==========     ============     ========     ===========

                                                                                     TEXAS MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED              PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)         MARCH 31, 1996(a)
                                                                         ------------------------     ------------------------
                                                                          SHARES        DOLLARS       SHARES       DOLLARS
                                                                         -----------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................................      139,528     $ 1,305,324      76,130     $  739,643
  Issued as reinvestment of dividends...............................            1              10           2             20
  Redeemed..........................................................      (47,371)       (448,224)     (9,963)       (96,764)
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)...........................................       92,158     $   857,110      66,169     $  642,899
                                                                         ========     ===========     =======     ==========
INVESTOR A SHARES:
  Sold..............................................................        6,501     $    60,483         330     $    3,168
  Issued as reinvestment of dividends...............................          283           2,671         114          1,121
  Redeemed..........................................................       (1,405)        (13,174)     (3,263)       (31,917)
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)...........................................        5,379     $    49,980      (2,819)    $  (27,628)
                                                                         ========     ===========     =======     ==========
INVESTOR C SHARES:
  Sold..............................................................           --     $        --           1     $       10
  Issued as reinvestment of dividends...............................          167           1,577         106          1,024
  Redeemed..........................................................           --              --          --             --
                                                                         --------     -----------     -------     ----------
  Net increase/(decrease)...........................................          167     $     1,577         107     $    1,034
                                                                         ========     ===========     =======     ==========
INVESTOR N SHARES:
  Sold..............................................................        3,583     $    33,907       7,649     $   74,600
  Issued as reinvestment of dividends...............................       15,766         148,962      11,199        108,407
  Redeemed..........................................................     (114,847)     (1,083,304)    (68,456)      (661,516)
                                                                         --------     -----------     -------     ----------
  Net decrease......................................................      (95,498)    $  (900,435)    (49,608)    $ (478,509)
                                                                         ========     ===========     =======     ==========
                                                                               VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                 PERIOD ENDED
                                                                           SEPTEMBER 30, 1996(b)           MARCH 31, 1996(a)
                                                                        ---------------------------     ------------------------
                                                                          SHARES         DOLLARS         SHARES        DOLLARS
                                                                      ----------------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................................    1,238,528     $ 13,165,426      732,138     $ 7,945,587
  Issued as reinvestment of dividends...............................        2,539           26,994        2,904          31,517
  Redeemed..........................................................   (2,186,481)     (23,241,534)    (712,840)     (7,743,807)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)...........................................     (945,414)    $(10,049,114)      22,202     $   233,297
                                                                       ==========     ============     ========     ===========
INVESTOR A SHARES:
  Sold..............................................................      109,518     $  1,164,435       98,354     $ 1,066,154
  Issued as reinvestment of dividends...............................       98,079        1,042,539       72,511         786,569
  Redeemed..........................................................     (892,829)      (9,485,169)    (573,486)     (6,212,884)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)...........................................     (685,232)    $ (7,278,195)    (402,621)    $(4,360,161)
                                                                       ==========     ============     ========     ===========
INVESTOR C SHARES:
  Sold..............................................................        7,435     $     79,366        1,351     $    14,653
  Issued as reinvestment of dividends...............................        9,095           96,666        6,100          66,176
  Redeemed..........................................................      (30,865)        (328,626)     (21,503)       (233,382)
                                                                       ----------     ------------     --------     -----------
  Net increase/(decrease)...........................................      (14,335)    $   (152,594)     (14,052)    $  (152,553)
                                                                       ==========     ============     ========     ===========
INVESTOR N SHARES:
  Sold..............................................................        6,661     $     70,603        4,369     $    47,365
  Issued as reinvestment of dividends...............................       15,631          166,153       10,584         114,804
  Redeemed..........................................................      (69,094)        (734,598)     (22,397)       (243,104)
                                                                       ----------     ------------     --------     -----------
  Net decrease......................................................      (46,802)    $   (497,842)      (7,444)    $   (80,935)
                                                                       ==========     ============     ========     ===========

                         SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                      VIRGINIA MUNICIPAL BOND FUND
                                                                             SIX MONTHS ENDED                  PERIOD ENDED
                                                                          SEPTEMBER 30, 1996(b)             MARCH 31, 1996(a)
                                                                        --------------------------       ------------------------
                                                                         SHARES          DOLLARS         SHARES         DOLLARS
                                                                           ---------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................................    261,675       $ 2,433,534        61,232       $  590,875
  Redeemed...........................................................   (154,265)       (1,437,327)      (76,321)        (738,868)
                                                                        --------       -----------       -------        ---------
  Net increase/(decrease)............................................    107,410       $   996,207       (15,089)      $ (147,993)
                                                                        ========       ===========       =======        =========
INVESTOR A SHARES:
  Sold...............................................................      6,023       $    55,760         2,097       $   20,432
  Issued as reinvestment of dividends................................      1,366            12,774           880            8,443
  Redeemed...........................................................     (3,369)          (31,594)          (31)            (310)
                                                                        --------       -----------       -------        ---------
  Net increase.......................................................      4,020       $    36,940         2,946       $   28,565
                                                                        ========       ===========       =======        =========
INVESTOR C SHARES:
  Sold...............................................................         --       $        --         1,038       $   10,010
  Issued as reinvestment of dividends................................        107             1,000            68              650
                                                                        --------       -----------       -------        ---------
  Net increase.......................................................        107       $     1,000         1,106       $   10,660
                                                                        ========       ===========       =======        =========
INVESTOR N SHARES:
  Sold...............................................................      7,644       $    71,134        27,104       $  259,471
  Issued as reinvestment of dividends................................     22,340           208,805        15,468          148,440
  Redeemed...........................................................   (121,310)       (1,128,023)      (56,955)        (547,725)
                                                                        --------       -----------       -------        ---------
  Net decrease.......................................................    (91,326)      $  (848,084)      (14,383)      $ (139,814)
                                                                        ========       ===========       =======        =========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          -------------------------------------------------------------------------------------------------------
NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.98      $ 0.22         $(0.01)          $  0.21         $(0.22)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.15          (0.05)             0.10          (0.15)            --               --
Year ended 11/30/1995....     9.69        0.44           0.34              0.78          (0.44)            --               --
Year ended 11/30/1994....     9.96        0.38          (0.27)             0.11          (0.38)            --          $ (0.00)#
Period ended
  11/30/1993*............    10.00        0.05          (0.04)             0.01          (0.05)            --               --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.98      $ 0.21         $(0.01)          $  0.20         $(0.21)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.14          (0.05)             0.09          (0.14)            --               --
Year ended 11/30/1995....     9.69        0.42           0.34              0.76          (0.42)            --               --
Year ended 11/30/1994....     9.96        0.36          (0.27)             0.09          (0.36)            --          $ (0.00)#
Period ended
  11/30/1993*............     9.98        0.03          (0.02)             0.01          (0.03)            --               --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.98      $ 0.20         $(0.01)          $  0.19         $(0.20)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.14          (0.05)             0.09          (0.14)            --               --
Year ended 11/30/1995....     9.69        0.42           0.34              0.76          (0.42)            --               --
Period ended
  11/30/1994*............     9.84        0.19          (0.15)             0.04          (0.19)            --          $ (0.00)#
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.98      $ 0.20         $(0.01)          $  0.19         $(0.20)            --               --
Period ended
  03/31/1996(b)..........    10.03        0.13          (0.05)             0.08          (0.13)            --               --
Year ended 11/30/1995....     9.69        0.40           0.34              0.74          (0.40)            --               --
Year ended 11/30/1994....     9.96        0.34          (0.27)             0.07          (0.34)            --          $ (0.00)#
Period ended
  11/30/1993*............    10.00        0.04          (0.04)             0.00          (0.04)            --               --
NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.03      $ 0.24         $ 0.01           $  0.25         $(0.24)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.16          (0.14)             0.02          (0.16)            --               --
Year ended 11/30/1995....     9.24        0.48           0.93              1.41          (0.48)            --               --
Year ended 11/30/1994....    10.11        0.45          (0.86)            (0.41)         (0.45)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.00        0.14           0.11              0.25          (0.14)            --               --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.03      $ 0.23         $ 0.01           $  0.24         $(0.23)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.15          (0.14)             0.01          (0.15)            --               --
Year ended 11/30/1995....     9.24        0.47           0.93              1.40          (0.47)            --               --
Year ended 11/30/1994....    10.11        0.42          (0.86)            (0.44)         (0.42)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993**...........    10.10        0.12           0.01              0.13          (0.12)            --               --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.03      $ 0.21         $ 0.01           $  0.22         $(0.21)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994**...........     9.35        0.03          (0.11)            (0.08)         (0.03)            --               --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.03      $ 0.21         $ 0.01           $  0.22         $(0.21)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994**...........    10.13        0.39          (0.88)            (0.49)         (0.39)        $(0.00)#        $ (0.01)

---------------

* Nations Short-Term Municipal Income Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on October 7, 1993, November 2, 1993, May 19, 1994 and October 12, 1993, respectively.
** Nations Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on July 30, 1993, August 17, 1993, November 3, 1994 and December 2, 1993, respectively.
+  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#  Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)






                                                                                     RATIO OF          RATIO OF
                           TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
                         DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO
                            AND            END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER
                        DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE
                        --------------------------------------------------------------------------------------------------------
NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.22)        $  9.97         2.13%      $ 55,595          0.40%+(a)        4.40%+            37%
Period ended
  03/31/1996(b)..........   (0.15)           9.98         0.96         48,511          0.40+(a)         4.37+             16
Year ended 11/30/1995....   (0.44)          10.03         8.16         49,961          0.45(a)          4.38              82
Year ended 11/30/1994....   (0.38)           9.69         1.09         33,488          0.34(a)          3.83              57
Period ended
  11/30/1993*............   (0.05)           9.96         0.06          5,999          0.09+            3.16+             45
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.21)        $  9.97         2.02%      $  4,416          0.60%+(a)        4.20%+            37%
Period ended
  03/31/1996(b)..........   (0.14)           9.98         0.90          4,599          0.60+(a)         4.17+             16
Year ended 11/30/1995....   (0.42)          10.03         7.95          3,741          0.65(a)          4.18              82
Year ended 11/30/1994....   (0.36)           9.69         0.90            217          0.52(a)          3.65              57
Period ended
  11/30/1993*............   (0.03)           9.96         0.06            731          0.24+            3.01+             45
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.20)        $  9.97         1.95%      $  1,192          0.75%+(a)        4.05%+            37%
Period ended
  03/31/1996(b)..........   (0.14)           9.98         0.85          2,072          0.72+(a)         4.05+             16
Year ended 11/30/1995....   (0.42)          10.03         7.95          1,953          0.70(a)          4.13              82
Period ended
  11/30/1994*............   (0.19)           9.69         0.45            323          0.59+(a)         3.58+             57
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.20)        $  9.97         1.95%      $  9,191          0.75%+(a)        4.05%+            37%
Period ended
  03/31/1996(b)..........   (0.13)           9.98         0.84         13,859          0.75+(a)         4.02+             16
Year ended 11/30/1995....   (0.40)          10.03         7.78          9,803          0.80(a)          4.03              82
Year ended 11/30/1994....   (0.34)           9.69         0.73         13,421          0.69(a)          3.48              57
Period ended
  11/30/1993*............   (0.04)           9.96        (0.02)         5,863          0.44+            2.81+             45
NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.24)        $ 10.04         2.51%      $ 87,676          0.50%+(a)        4.76%+            16%
Period ended
  03/31/1996(b)..........   (0.16)          10.03         0.20         77,423          0.50+(a)         4.75+              4
Year ended 11/30/1995....   (0.48)          10.17        15.60         73,897          0.45(a)          4.91              31
Year ended 11/30/1994....   (0.46)           9.24        (4.25)        38,055          0.35(a)          4.59              51
Period ended
  11/30/1993**...........   (0.14)          10.11         2.46         28,335          0.24+            4.07+             23
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.23)        $ 10.04         2.41%      $  1,538          0.70%+(a)        4.56%+            16%
Period ended
  03/31/1996(b)..........   (0.15)          10.03         0.13          1,500          0.70+(a)         4.55+              4
Year ended 11/30/1995....   (0.47)          10.17        15.38          1,249          0.65(a)          4.71              31
Year ended 11/30/1994....   (0.43)           9.24        (4.48)           172          0.53(a)          4.41              51
Period ended
  11/30/1993**...........   (0.12)          10.11         1.28             68          0.39+            3.92+             23
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.21)        $ 10.04         2.26%      $    941          1.00%+(a)        4.26%+            16%
Period ended
  03/31/1996(b)..........   (0.14)          10.03         0.03            716          1.00+(a)         4.25+              4
Year ended 11/30/1995....   (0.43)          10.17        14.96            359          0.95(a)          4.41              31
Period ended
  11/30/1994**...........   (0.03)           9.24        (0.52)             2          0.85+(a)         4.09+             51
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............   (0.21)        $ 10.04         2.26%      $  1,483          1.00%+(a)        4.26%+            16%
Period ended
  03/31/1996(b)..........   (0.14)          10.03         0.03          1,623          1.00+(a)         4.25+              4
Year ended 11/30/1995....   (0.43)          10.17        15.02          1,352          0.95(a)          4.41              31
Period ended
  11/30/1994**...........   (0.40)           9.24        (5.00)           943          0.85+(a)         4.09+             51

                          WITHOUT
                          WAIVERS
                          AND/OR
                          EXPENSE
                      REIMBURSEMENTS
                      --------------
                         RATIO OF
                        OPERATING
                       EXPENSES TO        NET INVESTMENT
                       AVERAGE NET            INCOME
                         ASSETS              PER SHARE
                     ----------------     --------------
NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 0.85%+             $ 0.20
Period ended
  03/31/1996(b)........... 0.86+                0.13
Year ended 11/30/1995..... 0.93                 0.39
Year ended 11/30/1994..... 0.80                 0.33
Period ended
  11/30/1993*............. 1.04+                0.04
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.05%+             $ 0.19
Period ended
  03/31/1996(b)........... 1.06+                0.12
Year ended 11/30/1995..... 1.13                 0.37
Year ended 11/30/1994..... 0.99                 0.33
Period ended
  11/30/1993*............. 1.19+                0.02
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.20%+             $ 0.18
Period ended
  03/31/1996(b)........... 1.18+                0.12
Year ended 11/30/1995..... 1.18                 0.37
Period ended
  11/30/1994*............. 1.05+                0.18
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.20%+             $ 0.18
Period ended
  03/31/1996(b)........... 1.21+                0.11
Year ended 11/30/1995..... 1.28                 0.35
Year ended 11/30/1994..... 1.15                 0.31
Period ended
  11/30/1993*............. 1.39+                0.04
NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 0.81%+             $ 0.22
Period ended
  03/31/1996(b)........... 0.83+                0.15
Year ended 11/30/1995..... 0.84                 0.45
Year ended 11/30/1994..... 0.88                 0.40
Period ended
  11/30/1993**............ 0.96+                0.12
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.01%+             $ 0.21
Period ended
  03/31/1996(b)........... 1.03+                0.14
Year ended 11/30/1995..... 1.04                 0.44
Year ended 11/30/1994..... 1.06                 0.38
Period ended
  11/30/1993**............ 1.11+                0.10
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.31%+             $ 0.19
Period ended
  03/31/1996(b)........... 1.33+                0.13
Year ended 11/30/1995..... 1.34                 0.40
Period ended
  11/30/1994**............ 1.38+                0.02
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............. 1.31%+             $ 0.19
Period ended
  03/31/1996(b)........... 1.33+                0.13
Year ended 11/30/1995..... 1.34                 0.40
Period ended
  11/30/1994**............ 1.38+                0.34


                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS MUNICIPAL INCOME
FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.84      $ 0.30        $ 0.10           $  0.40        $(0.30)            --              --
Period ended
  03/31/1996(b).............    11.08        0.20         (0.24)            (0.04)        (0.20)            --              --
Year ended 11/30/1995.......     9.64        0.59          1.44              2.03         (0.59)            --              --
Year ended 11/30/1994.......    11.33        0.57         (1.44)            (0.87)        (0.57)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.59          0.72              1.31         (0.59)            --           (0.04)
Year ended 11/30/1992.......    10.25        0.59          0.41              1.00         (0.59)            --           (0.01)
Period ended 11/30/1991*....    10.00        0.52          0.25              0.77         (0.52)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.84      $ 0.29        $ 0.10           $  0.39        $(0.29)            --              --
Period ended
  03/31/1996(b).............    11.08        0.19         (0.24)            (0.05)        (0.19)            --              --
Year ended 11/30/1995.......     9.64        0.57          1.44              2.01         (0.57)            --              --
Year ended 11/30/1994.......    11.33        0.55         (1.44)            (0.89)        (0.55)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.57          0.72              1.29         (0.57)            --           (0.04)
Year ended 11/30/1992.......    10.25        0.58          0.41              0.99         (0.58)            --           (0.01)
Period ended 11/30/1991*....    10.00        0.52          0.25              0.77         (0.52)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.84      $ 0.27        $ 0.10           $  0.37        $(0.27)            --              --
Period ended
  03/31/1996(b).............    11.08        0.18         (0.24)            (0.06)        (0.18)            --              --
Year ended 11/30/1995.......     9.64        0.51          1.44              1.95         (0.51)            --              --
Year ended 11/30/1994.......    11.33        0.49         (1.44)            (0.95)        (0.49)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.50          0.72              1.22         (0.50)            --           (0.04)
Period ended 11/30/1992*....    10.48        0.21          0.17              0.38         (0.21)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.84      $ 0.26        $ 0.10           $  0.36        $(0.26)            --              --
Period ended
  03/31/1996(b).............    11.08        0.17         (0.24)            (0.07)        (0.17)            --              --
Year ended 11/30/1995.......     9.64        0.51          1.44              1.95         (0.51)            --              --
Year ended 11/30/1994.......    11.33        0.49         (1.44)            (0.95)        (0.49)        $(0.00)#       $ (0.25)
Period ended 11/30/1993*....    11.13        0.23          0.20              0.43         (0.23)            --              --
NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.46      $ 0.25        $(0.02)          $  0.23        $(0.25)            --              --
Period ended
  03/31/1996(b).............    10.63        0.17         (0.17)             0.00         (0.17)            --              --
Year ended 11/30/1995.......     9.61        0.48          1.02              1.50         (0.48)            --              --
Year ended 11/30/1994.......    10.50        0.45         (0.88)            (0.43)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.00        0.44          0.50              0.94         (0.44)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.46      $ 0.24        $(0.02)          $  0.22        $(0.24)            --              --
Period ended
  03/31/1996(b).............    10.63        0.16         (0.17)            (0.01)        (0.16)            --              --
Year ended 11/30/1995.......     9.61        0.46          1.02              1.48         (0.46)            --              --
Year ended 11/30/1994.......    10.50        0.43         (0.88)            (0.45)        (0.43)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...     9.99        0.42          0.51              0.93         (0.42)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.46      $ 0.22        $(0.02)          $  0.20        $(0.22)            --              --
Period ended
  03/31/1996(b).............    10.63        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.61        0.43          1.02              1.45         (0.43)            --              --
Year ended 11/30/1994.......    10.50        0.39         (0.88)            (0.49)        (0.39)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...     9.98        0.35          0.52              0.87         (0.35)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.46      $ 0.22        $(0.02)          $  0.20        $(0.22)            --              --
Period ended
  03/31/1996(b).............    10.63        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.61        0.43          1.02              1.45         (0.43)            --              --
Year ended 11/30/1994.......    10.50        0.40         (0.88)            (0.48)        (0.40)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.32        0.18          0.18              0.36         (0.18)            --              --

---------------

* Nations Municipal Income Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on February 1, 1991, February 1, 1991, June 17, 1992 and June 7, 1993, respectively.
** Nations Florida Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 11, 1992, December 14, 1992, December 17, 1992 and June 7, 1993, respectively.

+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                  RATIO OF
                                         TOTAL         NET ASSET                  NET ASSETS      OPERATING
                                       DIVIDENDS         VALUE                      END OF       EXPENSES TO
                                          AND           END OF        TOTAL         PERIOD       AVERAGE NET
                                     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS
                             ------------------------------------------------------------------------------------
NATIONS MUNICIPAL INCOME
FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.30)        $ 10.94         3.72%      $ 67,485          0.60%+
Period ended
  03/31/1996(b).............              (0.20)          10.84        (0.41)        68,022          0.60+
Year ended 11/30/1995.......              (0.59)          11.08        21.55         68,836          0.60
Year ended 11/30/1994.......              (0.82)           9.64        (8.17)        59,279          0.61
Year ended 11/30/1993.......              (0.63)          11.33        12.54         88,386          0.52
Year ended 11/30/1992.......              (0.60)          10.65         9.97+++      62,387          0.43
Period ended 11/30/1991*....              (0.52)          10.25         7.87+++      23,631          0.20+
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.29)        $ 10.94         3.62%      $ 15,320          0.80%+
Period ended
  03/31/1996(b).............              (0.19)          10.84        (0.47)        26,085          0.80+
Year ended 11/30/1995.......              (0.57)          11.08        21.31         27,963          0.80
Year ended 11/30/1994.......              (0.80)           9.64        (8.34)        23,754          0.79
Year ended 11/30/1993.......              (0.61)          11.33        12.37         28,415          0.60
Year ended 11/30/1992.......              (0.59)          10.65         9.88+++      21,056          0.52
Period ended 11/30/1991*....              (0.52)          10.25         7.87+++       7,234          0.20+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.27)        $ 10.94         3.46%      $  1,908          1.10%+
Period ended
  03/31/1996(b).............              (0.18)          10.84        (0.60)         2,173          1.16+
Year ended 11/30/1995.......              (0.51)          11.08        20.65          2,268          1.35
Year ended 11/30/1994.......              (0.74)           9.64        (8.86)         3,064          1.36
Year ended 11/30/1993.......              (0.54)          11.33        11.69          6,331          1.27
Period ended 11/30/1992*....              (0.21)          10.65         3.63+++       3,774          1.21+
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.26)        $ 10.94         3.33%      $ 16,313          1.35%+
Period ended
  03/31/1996(b).............              (0.17)          10.84        (0.66)        16,870          1.35+
Year ended 11/30/1995.......              (0.51)          11.08        20.65         18,165          1.35
Year ended 11/30/1994.......              (0.74)           9.64        (8.86)        17,101          1.36
Period ended 11/30/1993*....              (0.23)          11.33         3.89         15,133          1.27+
NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.25)        $ 10.44         2.19%      $ 44,819          0.50%+(a)
Period ended
  03/31/1996(b).............              (0.17)          10.46        (0.06)        44,988          0.50+(a)
Year ended 11/30/1995.......              (0.48)          10.63        15.92         44,038          0.55(a)
Year ended 11/30/1994.......              (0.46)           9.61        (4.26)        42,717          0.55(a)
Period ended 11/30/1993**...              (0.44)          10.50         9.50         41,489          0.44+
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.24)        $ 10.44         2.09%      $  2,884          0.70%+(a)
Period ended
  03/31/1996(b).............              (0.16)          10.46        (0.13)         2,029          0.70+(a)
Year ended 11/30/1995.......              (0.46)          10.63        15.68          2,292          0.75(a)
Year ended 11/30/1994.......              (0.44)           9.61        (4.43)         2,114          0.73(a)
Period ended 11/30/1993**...              (0.42)          10.50         9.44          2,261          0.59+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.22)        $ 10.44         1.94%      $    120          1.00%+(a)
Period ended
  03/31/1996(b).............              (0.15)          10.46        (0.23)           275          1.00+(a)
Year ended 11/30/1995.......              (0.43)          10.63        15.34            277          1.05(a)
Year ended 11/30/1994.......              (0.40)           9.61        (4.81)           614          1.13(a)
Period ended 11/30/1993**...              (0.35)          10.50         8.80            684          1.19+
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............            $ (0.22)        $ 10.44         1.94%      $  4,041          1.00%+(a)
Period ended
  03/31/1996(b).............              (0.15)          10.46        (0.23)         4,001          1.00+(a)
Year ended 11/30/1995.......              (0.43)          10.63        15.34          4,775          1.05(a)
Year ended 11/30/1994.......              (0.41)           9.61        (4.73)         4,691          1.05(a)
Period ended 11/30/1993**...              (0.18)          10.50         3.53          3,328          0.94+

                                                                                        WITHOUT WAIVERS AND/OR
                                 RATIO OF                                               EXPENSE REIMBURSEMENTS
                                 OPERATING                                            -------------------------
                                EXPENSES TO           RATIO OF                       RATIO OF
                                AVERAGE NET        NET INVESTMENT                    OPERATING
                                  ASSETS             INCOME TO        PORTFOLIO     EXPENSES TO     NET INVESTMENT
                                 INCLUDING          AVERAGE NET       TURNOVER      AVERAGE NET         INCOME
                             INTEREST EXPENSE          ASSETS           RATE          ASSETS          PER SHARE
                             -------------------------------------------------------------------------------------
NATIONS MUNICIPAL INCOME
FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............         (a)                5.47%+             7%           0.90%+          $ 0.28
Period ended
  03/31/1996(b).............         (a)                5.35+              4            0.91+             0.19
Year ended 11/30/1995.......         (a)                5.63              49            0.88              0.56
Year ended 11/30/1994.......        0.62%               5.42              63            0.90              0.54
Year ended 11/30/1993.......          --                5.24              48            0.84              0.55
Year ended 11/30/1992.......          --                5.51              19            0.90              0.54
Period ended 11/30/1991*....          --                6.07+             54            0.88+             0.45
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............         (a)                5.27%+             7%           1.10%+          $ 0.27
Period ended
  03/31/1996(b).............         (a)                5.15+              4            1.11+             0.18
Year ended 11/30/1995.......         (a)                5.43              49            1.08              0.54
Year ended 11/30/1994.......        0.80%               5.24              63            1.08              0.52
Year ended 11/30/1993.......          --                5.09              48            0.99              0.53
Year ended 11/30/1992.......          --                5.42              19            0.99              0.53
Period ended 11/30/1991*....          --                6.07+             54            0.88+             0.45
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............         (a)                4.97%+             7%           1.40%+          $ 0.25
Period ended
  03/31/1996(b).............         (a)                4.79+              4            1.47+             0.17
Year ended 11/30/1995.......         (a)                4.88              49            1.63              0.48
Year ended 11/30/1994.......        1.37%               4.67              63            1.65              0.46
Year ended 11/30/1993.......          --                4.49              48            1.59              0.46
Period ended 11/30/1992*....          --                4.36+             19            1.61+             0.19
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............         (a)                4.72%+             7%           1.65%+          $ 0.24
Period ended
  03/31/1996(b).............         (a)                4.60+              4            1.66+             0.16
Year ended 11/30/1995.......         (a)                4.88              49            1.63              0.48
Year ended 11/30/1994.......        1.37%               4.67              63            1.65              0.46
Period ended 11/30/1993*....          --                4.49+             48            1.59+             0.22
NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............          --                4.72%+            10%           0.80%+          $ 0.23
Period ended
  03/31/1996(b).............          --                4.66+             18            0.86+             0.15
Year ended 11/30/1995.......          --                4.70              27            0.81              0.46
Year ended 11/30/1994.......          --                4.44              34            0.76              0.43
Period ended 11/30/1993**...          --                4.28+             15            0.80+             0.40
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............          --                4.52%+            10%           1.00%+          $ 0.22
Period ended
  03/31/1996(b).............          --                4.46+             18            1.06+             0.14
Year ended 11/30/1995.......          --                4.50              27            1.01              0.44
Year ended 11/30/1994.......          --                4.26              34            0.94              0.41
Period ended 11/30/1993**...          --                4.13+             15            0.95+             0.39
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............          --                4.22%+            10%           1.30%+          $ 0.20
Period ended
  03/31/1996(b).............          --                4.16+             18            1.36+             0.13
Year ended 11/30/1995.......          --                4.20              27            1.31              0.41
Year ended 11/30/1994.......          --                3.86              34            1.34              0.37
Period ended 11/30/1993**...          --                3.53+             15            1.55+             0.31
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............          --                4.22%+            10%           1.30%+          $ 0.20
Period ended
  03/31/1996(b).............          --                4.16+             18            1.36+             0.13
Year ended 11/30/1995.......          --                4.20              27            1.31              0.41
Year ended 11/30/1994.......          --                3.94              34            1.26              0.38
Period ended 11/30/1993**...          --                3.78+             15            1.30+             0.17



                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS FLORIDA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.47      $ 0.24        $ 0.07           $  0.31        $(0.24)            --              --
Period ended
  03/31/1996(b).............     9.76        0.16         (0.29)            (0.13)        (0.16)            --              --
Year ended 11/30/1995.......     8.40        0.51          1.36              1.87         (0.51)            --              --
Period ended 11/30/1994*....     9.93        0.49         (1.53)            (1.04)        (0.49)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.47      $ 0.23        $ 0.07           $  0.30        $(0.23)            --              --
Period ended
  03/31/1996(b).............     9.76        0.15         (0.29)            (0.14)        (0.15)            --              --
Year ended 11/30/1995.......     8.40        0.49          1.36              1.85         (0.49)            --              --
Period ended 11/30/1994*....     9.98        0.47         (1.58)            (1.11)        (0.47)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.47      $ 0.22        $ 0.07           $  0.29        $(0.22)            --              --
Period ended
  03/31/1996(b).............     9.76        0.14         (0.29)            (0.15)        (0.14)            --              --
Year ended 11/30/1995.......     8.40        0.44          1.36              1.80         (0.44)            --              --
Period ended 11/30/1994*....     8.47        0.03         (0.07)            (0.04)        (0.03)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.47      $ 0.21        $ 0.07           $  0.28        $(0.21)            --              --
Period ended
  03/31/1996(b).............     9.76        0.14         (0.29)            (0.15)        (0.14)            --              --
Year ended 11/30/1995.......     8.40        0.44          1.36              1.80         (0.44)            --              --
Year ended 11/30/1994.......     9.73        0.45         (1.33)            (0.88)        (0.45)            --              --
Period ended 11/30/1993*....    10.00        0.03         (0.27)            (0.24)        (0.03)            --              --
NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.63      $ 0.25        $ 0.00           $  0.25        $(0.25)            --              --
Period ended
  03/31/1996(b).............    10.81        0.17         (0.18)            (0.01)        (0.17)            --              --
Year ended 11/30/1995.......     9.82        0.50          0.99              1.49         (0.50)            --              --
Year ended 11/30/1994.......    10.82        0.49         (0.98)            (0.49)        (0.49)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.29        0.50          0.56              1.06         (0.50)            --           (0.03)
Period ended 11/30/1992**...    10.00        0.41          0.29              0.70         (0.41)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.63      $ 0.24        $ 0.00           $  0.24        $(0.24)            --              --
Period ended
  03/31/1996(b).............    10.81        0.16         (0.18)            (0.02)        (0.16)            --              --
Year ended 11/30/1995.......     9.82        0.48          0.99              1.47         (0.48)            --              --
Year ended 11/30/1994.......    10.82        0.47         (0.98)            (0.51)        (0.47)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.28        0.48          0.57              1.05         (0.48)            --           (0.03)
Period ended 11/30/1992**...     9.98        0.30          0.30              0.60         (0.30)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.63      $ 0.22        $ 0.00           $  0.22        $(0.22)            --              --
Period ended
  03/31/1996(b).............    10.81        0.15         (0.18)            (0.03)        (0.15)            --              --
Year ended 11/30/1995.......     9.82        0.45          0.99              1.44         (0.45)            --              --
Year ended 11/30/1994.......    10.82        0.43         (0.98)            (0.55)        (0.43)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.29        0.42          0.56              0.98         (0.42)            --           (0.03)
Period ended 11/30/1992**...    10.11        0.20          0.18              0.38         (0.20)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.63      $ 0.22        $ 0.00           $  0.22        $(0.22)            --              --
Period ended
  03/31/1996(b).............    10.81        0.15         (0.18)            (0.03)        (0.15)            --              --
Year ended 11/30/1995.......     9.82        0.45          0.99              1.44         (0.45)            --              --
Year ended 11/30/1994.......    10.82        0.44         (0.98)            (0.54)        (0.44)        $(0.00)#       $ (0.02)
Period ended 11/30/1993**...    10.61        0.20          0.21              0.41         (0.20)            --              --

---------------

* Nations Florida Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 13, 1993, December 10, 1993, November 3, 1994 and October 22, 1993, respectively.
** Nations Georgia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on March 1, 1992, May 4, 1992, June 17, 1992 and June 7, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                     RATIO OF
                                            TOTAL         NET ASSET                  NET ASSETS      OPERATING
                                          DIVIDENDS         VALUE                      END OF       EXPENSES TO
                                             AND           END OF        TOTAL         PERIOD       AVERAGE NET
                                        DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS
                                ----------------------------------------------------------------------------------
NATIONS FLORIDA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.24)        $  9.54         3.34%      $ 13,490          0.60%+(a)
Period ended
  03/31/1996(b).............               (0.16)           9.47        (1.33)        13,044          0.60+(a)
Year ended 11/30/1995.......               (0.51)           9.76        22.69         11,219          0.39(a)
Period ended 11/30/1994*....               (0.49)           8.40       (10.70)         4,258          0.21+(a)
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.23)        $  9.54         3.24%      $  2,096          0.80%+(a)
Period ended
  03/31/1996(b).............               (0.15)           9.47        (1.40)         1,836          0.80+(a)
Year ended 11/30/1995.......               (0.49)           9.76        22.45          1,787          0.59(a)
Period ended 11/30/1994*....               (0.47)           8.40       (11.35)         1,024          0.39+(a)
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.22)        $  9.54         3.09%      $     39          1.10%+(a)
Period ended
  03/31/1996(b).............               (0.14)           9.47        (1.52)            38          1.15+(a)
Year ended 11/30/1995.......               (0.44)           9.76        21.80             38          1.14(a)
Period ended 11/30/1994*....               (0.03)           8.40        (0.43)             2          0.96+(a)
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.21)        $  9.54         2.96%      $ 21,965          1.35%+(a)
Period ended
  03/31/1996(b).............               (0.14)           9.47        (1.58)        23,947          1.35+(a)
Year ended 11/30/1995.......               (0.44)           9.76        21.78         25,398          1.14(a)
Year ended 11/30/1994.......               (0.45)           8.40        (9.37)        19,868          0.96(a)
Period ended 11/30/1993*....               (0.03)           9.73        (2.35)        11,434          0.68+
NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.25)        $ 10.63         2.40%      $ 38,861          0.50%+
Period ended
  03/31/1996(b).............               (0.17)          10.63        (0.13)        38,222          0.50+
Year ended 11/30/1995.......               (0.50)          10.81        15.42         40,383          0.55
Year ended 11/30/1994.......               (0.51)           9.82        (4.70)        33,111          0.54
Year ended 11/30/1993.......               (0.53)          10.82        10.43         30,738          0.46
Period ended 11/30/1992**...               (0.41)          10.29         7.07+++      20,584          0.20+
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.24)        $ 10.63         2.29%      $  8,679          0.70%+
Period ended
  03/31/1996(b).............               (0.16)          10.63        (0.19)         8,625          0.70+
Year ended 11/30/1995.......               (0.48)          10.81        15.20          9,175          0.75
Year ended 11/30/1994.......               (0.49)           9.82        (4.87)        10,401          0.72
Year ended 11/30/1993.......               (0.51)          10.82        10.37         16,752          0.61
Period ended 11/30/1992**...               (0.30)          10.28         6.12+++       3,809          0.34+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.22)        $ 10.63         2.14%      $  2,412          1.00%+
Period ended
  03/31/1996(b).............               (0.15)          10.63        (0.29)         2,445          1.00+
Year ended 11/30/1995.......               (0.45)          10.81        14.85          2,606          1.05
Year ended 11/30/1994.......               (0.45)           9.82        (5.25)         2,397          1.12
Year ended 11/30/1993.......               (0.45)          10.82         9.61          2,990          1.21
Period ended 11/30/1992**...               (0.20)          10.29         3.82+++         992          0.91+
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............             $ (0.22)        $ 10.63         2.14%      $  7,758          1.00%+
Period ended
  03/31/1996(b).............               (0.15)          10.63        (0.29)         8,098          1.00+
Year ended 11/30/1995.......               (0.45)          10.81        14.85          8,160          1.05
Year ended 11/30/1994.......               (0.46)           9.82        (5.17)         7,269          1.04
Period ended 11/30/1993**...               (0.20)          10.82         3.86          4,506          0.96+


                                                                                                   WITHOUT WAIVERS AND/OR
                                      RATIO OF                                                     EXPENSE REIMBURSEMENTS
                                      OPERATING                                                  -------------------------
                                     EXPENSES TO           RATIO OF                             RATIO OF
                                     AVERAGE NET        NET INVESTMENT                          OPERATING
                                       ASSETS             INCOME TO              PORTFOLIO     EXPENSES TO     NET INVESTMENT
                                      INCLUDING          AVERAGE NET             TURNOVER      AVERAGE NET         INCOME
                                  INTEREST EXPENSE          ASSETS                 RATE          ASSETS          PER SHARE
                                 --------------------------------------------------------------------------------------------
NATIONS FLORIDA MUNICIPAL
BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             --                5.11%+                  13%           0.94%+          $ 0.23
Period ended
  03/31/1996(b).............             --                5.03+                    7            0.96+             0.15
Year ended 11/30/1995.......             --                5.44                    13            0.95              0.46
Period ended 11/30/1994*....             --                5.55+                   46            0.91+             0.43
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............             --                4.91%+                  13%           1.14%+          $ 0.22
Period ended
  03/31/1996(b).............             --                4.83+                    7            1.16+             0.14
Year ended 11/30/1995.......             --                5.24                    13            1.15              0.44
Period ended 11/30/1994*....             --                5.37+                   46            1.09+             0.42
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............             --                4.61%+                  13%           1.44%+          $ 0.21
Period ended
  03/31/1996(b).............             --                4.48+                    7            1.51+             0.13
Year ended 11/30/1995.......             --                4.69                    13            1.70              0.39
Period ended 11/30/1994*....             --                4.80+                   46            1.66+             0.03
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............             --                4.36%+                  13%           1.69%+          $ 0.20
Period ended
  03/31/1996(b).............             --                4.28+                    7            1.71+             0.13
Year ended 11/30/1995.......             --                4.69                    13            1.70              0.39
Year ended 11/30/1994.......             --                4.80                    46            1.66              0.38
Period ended 11/30/1993*....             --                3.29+                    0            1.84+             0.02
NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............        (a)                    4.74%+                   3%           0.80%+          $ 0.24
Period ended
  03/31/1996(b).............        (a)                    4.67+                    3            0.83+             0.16
Year ended 11/30/1995.......        (a)                    4.76                    17            0.80              0.47
Year ended 11/30/1994.......           0.55%               4.74                    22            0.75              0.47
Year ended 11/30/1993.......             --                4.57                     6            0.77              0.46
Period ended 11/30/1992**...             --                5.25+                   12            0.77+             0.37
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............        (a)                    4.54%+                   3%           1.00%+          $ 0.23
Period ended
  03/31/1996(b).............        (a)                    4.47+                    3            1.03+             0.15
Year ended 11/30/1995.......        (a)                    4.56                    17            1.00              0.45
Year ended 11/30/1994.......           0.73%               4.56                    22            0.93              0.45
Year ended 11/30/1993.......             --                4.42                     6            0.92              0.45
Period ended 11/30/1992**...             --                5.01+                   12            0.91+             0.27
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............        (a)                    4.24%+                   3%           1.30%+          $ 0.21
Period ended
  03/31/1996(b).............        (a)                    4.17+                    3            1.33+             0.14
Year ended 11/30/1995.......        (a)                    4.26                    17            1.30              0.42
Year ended 11/30/1994.......           1.13%               4.16                    22            1.33              0.41
Year ended 11/30/1993.......             --                3.82                     6            1.52              0.39
Period ended 11/30/1992**...             --                4.21+                   12            1.72+             0.16
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............        (a)                    4.24%+                   3%           1.30%+          $ 0.21
Period ended
  03/31/1996(b).............        (a)                    4.17+                    3            1.33+             0.14
Year ended 11/30/1995.......        (a)                    4.26                    17            1.30              0.42
Year ended 11/30/1994.......           1.05%               4.24                    22            1.25              0.42
Period ended 11/30/1993**...             --                4.07+                    6            1.27+             0.18


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                           NET ASSET                 NET REALIZED      NET INCREASE/   DIVIDENDS     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE         NET      AND UNREALIZED     (DECREASE) IN    FROM NET       FROM NET     IN EXCESS OF
                           BEGINNING    INVESTMENT   GAIN/(LOSS)      NET ASSET VALUE  INVESTMENT      REALIZED     NET REALIZED
                           OF PERIOD      INCOME    ON INVESTMENTS    FROM OPERATIONS    INCOME      CAPITAL GAINS  CAPITAL GAINS
                                   --------------------------------------------------------------------------------------
NATIONS GEORGIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
 09/30/1996 (unaudited)...  $  9.48       $ 0.24        $ 0.06            $  0.30        $(0.24)             --             --
Period ended
  03/31/1996(b)...........     9.72         0.16         (0.24)             (0.08)        (0.16)             --             --
Year ended 11/30/1995.....     8.38         0.51          1.34               1.85         (0.51)             --             --
Period ended
  11/30/1994*.............    10.02         0.46         (1.64)             (1.18)        (0.46)             --             --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $  9.48       $ 0.22        $ 0.06            $  0.28        $(0.22)             --             --
Period ended
  03/31/1996(b)...........     9.72         0.14         (0.24)             (0.10)        (0.14)             --             --
Year ended 11/30/1995.....     8.38         0.49          1.34               1.83         (0.49)             --             --
Period ended
  11/30/1994*.............     9.99         0.47         (1.61)             (1.14)        (0.47)             --             --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $  9.48       $ 0.21        $ 0.06            $  0.27        $(0.21)             --             --
Period ended 03/31/1996
  (b).....................     9.72         0.14         (0.24)             (0.10)        (0.14)             --             --
Year ended 11/30/1995.....     8.38         0.44          1.34               1.78         (0.44)             --             --
Period ended
  11/30/1994*.............     8.45         0.03         (0.07)             (0.04)        (0.03)             --             --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $  9.48       $ 0.20        $ 0.06            $  0.26        $(0.20)             --             --
Period ended 03/31/1996
  (b).....................     9.72         0.14         (0.24)             (0.10)        (0.14)             --             --
Year ended 11/30/1995.....     8.38         0.44          1.34               1.78         (0.44)             --             --
Year ended 11/30/1994.....     9.81         0.45         (1.43)             (0.98)        (0.45)             --             --
Period ended
  11/30/1993*.............    10.00         0.04         (0.19)             (0.15)        (0.04)             --             --
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $ 10.80       $ 0.25        $(0.04)           $  0.21        $(0.25)             --             --
Period ended 03/31/1996
  (b).....................    10.95         0.17         (0.15)              0.02         (0.17)             --             --
Year ended 11/30/1995.....    10.00         0.51          0.98               1.49         (0.51)        $ (0.03)            --
Year ended 11/30/1994.....    11.09         0.50         (0.99)             (0.49)        (0.50)          (0.10)       $ (0.00)#
Year ended 11/30/1993.....    10.72         0.52          0.44               0.96         (0.52)          (0.07)            --
Year ended 11/30/1992.....    10.44         0.55          0.31               0.86         (0.55)          (0.03)            --
Year ended 11/30/1991.....    10.21         0.60          0.24               0.84         (0.60)          (0.01)            --
Period ended
  11/30/1990**............    10.00         0.16          0.21               0.37         (0.16)             --             --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $ 10.80       $ 0.24        $(0.04)           $  0.20        $(0.24)             --             --
Period ended 03/31/1996
  (b).....................    10.95         0.16         (0.15)              0.01         (0.16)             --             --
Year ended 11/30/1995.....    10.00         0.48          0.98               1.46         (0.48)        $ (0.03)            --
Year ended 11/30/1994.....    11.09         0.48         (0.99)             (0.51)        (0.48)          (0.10)       $ (0.00)#
Year ended 11/30/1993.....    10.72         0.51          0.44               0.95         (0.51)          (0.07)            --
Year ended 11/30/1992.....    10.44         0.54          0.31               0.85         (0.54)          (0.03)            --
Year ended 11/30/1991.....    10.21         0.60          0.24               0.84         (0.60)          (0.01)            --
Period ended
  11/30/1990**............    10.00         0.16          0.21               0.37         (0.16)             --             --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $ 10.80       $ 0.23        $(0.04)           $  0.19        $(0.23)             --             --
Period ended 03/31/1996
  (b).....................    10.95         0.15         (0.15)              0.00         (0.15)             --             --
Year ended 11/30/1995.....    10.00         0.45          0.98               1.43         (0.45)        $ (0.03)            --
Year ended 11/30/1994.....    11.09         0.44         (0.99)             (0.55)        (0.44)          (0.10)       $ (0.00)#
Year ended 11/30/1993.....    10.72         0.40          0.44               0.84         (0.40)          (0.07)            --
Period ended
  11/30/1992**............    10.58         0.19          0.14               0.33         (0.19)             --             --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited).............  $ 10.80       $ 0.23        $(0.04)           $  0.19        $(0.23)             --             --
Period ended 03/31/1996
  (b).....................    10.95         0.15         (0.15)              0.00         (0.15)             --             --
Year ended 11/30/1995.....    10.00         0.45          0.98               1.43         (0.45)        $ (0.03)            --
Year ended 11/30/1994.....    11.09         0.45         (0.99)             (0.54)        (0.45)          (0.10)       $ (0.00)#
Period ended
  11/30/1993**............    10.94         0.21          0.17               0.38         (0.21)          (0.02)            --

---------------

* Nations Georgia Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 13, 1994, December 30, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations Maryland Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 1, 1990, September 1, 1990, June 17, 1992 and June 8, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#  Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                TOTAL         NET ASSET                  NET ASSETS
                                                              DIVIDENDS         VALUE                      END OF
                                                                 AND           END OF        TOTAL         PERIOD
                                                            DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)
                                                       -------------------------------------------------------------------
NATIONS GEORGIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.24)        $  9.54         3.17%      $  3,031
Period ended 03/31/1996(b)............................           (0.16)           9.48        (0.84)         2,068
Year ended 11/30/1995.................................           (0.51)           9.72        22.48          2,628
Period ended 11/30/1994*..............................           (0.46)           8.38       (12.07)           232

INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.22)        $  9.54         3.04%      $    153
Period ended 03/31/1996(b)............................           (0.14)           9.48        (1.08)             7
Year ended 11/30/1995.................................           (0.49)           9.72        22.25              7
Period ended 11/30/1994*..............................           (0.47)           8.38       (11.71)             6

INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.21)        $  9.54         2.92%      $     71
Period ended 03/31/1996(b)............................           (0.14)           9.48        (1.03)            69
Year ended 11/30/1995.................................           (0.44)           9.72        21.59             69
Period ended 11/30/1994*..............................           (0.03)           8.38        (0.44)             2

INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.20)        $  9.54         2.79%      $ 11,414
Period ended 03/31/1996(b)............................           (0.14)           9.48        (1.09)        12,254
Year ended 11/30/1995.................................           (0.44)           9.72        21.58         13,017
Year ended 11/30/1994.................................           (0.45)           8.38       (10.28)         9,500
Period ended 11/30/1993*..............................           (0.04)           9.81        (1.49)         4,820


NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.25)        $ 10.76         2.00%      $ 59,825
Period ended 03/31/1996(b)............................           (0.17)          10.80         0.16         61,337
Year ended 11/30/1995.................................           (0.54)          10.95        15.16         62,460
Year ended 11/30/1994.................................           (0.60)          10.00        (4.64)        61,349
Year ended 11/30/1993.................................           (0.59)          11.09         9.11         61,552
Year ended 11/30/1992.................................           (0.58)          10.72         8.41+++      48,192
Year ended 11/30/1991.................................           (0.61)          10.44         8.46+++      31,088
Period ended 11/30/1990**.............................           (0.16)          10.21         3.72+++      11,087

INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.24)        $ 10.76         1.90%      $ 16,810
Period ended 03/31/1996(b)............................           (0.16)          10.80         0.09         19,456
Year ended 11/30/1995.................................           (0.51)          10.95        14.94         21,208
Year ended 11/30/1994.................................           (0.58)          10.00        (4.82)        22,145
Year ended 11/30/1993.................................           (0.58)          11.09         8.96         22,144
Year ended 11/30/1992.................................           (0.57)          10.72         8.32+++      20,092
Year ended 11/30/1991.................................           (0.61)          10.44         8.46+++       9,934
Period ended 11/30/1990**.............................           (0.16)          10.21         3.72+++       2,228

INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.23)        $ 10.76         1.75%      $  2,575
Period ended 03/31/1996(b)............................           (0.15)          10.80        (0.01)         2,900
Year ended 11/30/1995.................................           (0.48)          10.95        14.59          2,808
Year ended 11/30/1994.................................           (0.54)          10.00        (5.20)         2,570
Year ended 11/30/1993.................................           (0.47)          11.09         8.30          4,424
Period ended 11/30/1992**.............................           (0.19)          10.72         3.13+++       1,796

INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)...............         $ (0.23)        $ 10.76         1.75%      $  4,385
Period ended 03/31/1996(b)............................           (0.15)          10.80        (0.01)         4,500
Year ended 11/30/1995.................................           (0.48)          10.95        14.59          4,485
Year ended 11/30/1994.................................           (0.55)          10.00        (5.12)         4,368
Period ended 11/30/1993**.............................           (0.23)          11.09         3.53          3,234



                                                                                                        WITHOUT WAIVERS AND/OR
                                                                                                         EXPENSE REIMBURSEMENTS
                                                                                                      ----------------------------
                                                        RATIO OF          RATIO OF                    RATIO OF
                                                       OPERATING     NET INVESTMENT                  OPERATING
                                                       EXPENSES TO       INCOME TO     PORTFOLIO     EXPENSES TO    NET INVESTMENT
                                                       AVERAGE NET      AVERAGE NET    TURNOVER      AVERAGE NET        INCOME
                                                       ASSETS            ASSETS          RATE          ASSETS          PER SHARE
                                                    ------------------------------------------------------------------------------

NATIONS GEORGIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited).............  0.60%+(a)        4.99%+             4%           1.01%+          $ 0.22
Period ended 03/31/1996(b)..........................  0.60+(a)         4.96+              7            1.14+             0.14
Year ended 11/30/1995...............................  0.40(a)          5.42              26            1.09              0.44
Period ended 11/30/1994*............................  0.21+(a)         5.60+             35            1.04+             0.39

INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited).............  0.80%+(a)        4.79%+             4%           1.21%+          $ 0.20
Period ended 03/31/1996(b)..........................  0.80+(a)         4.76+              7            1.34+             0.12
Year ended 11/30/1995...............................  0.60(a)          5.22              26            1.29              0.42
Period ended 11/30/1994*............................  0.39+(a)         5.42+             35            1.22+             0.40

INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited).............  1.10%+(a)        4.49%+             4%           1.51%+          $ 0.19
Period ended 03/31/1996(b)..........................  1.16+(a)         4.40+              7            1.70+             0.12
Year ended 11/30/1995...............................  1.15(a)          4.67              26            1.84              0.37
Period ended 11/30/1994*............................  0.96+(a)         4.85+             35            1.79+             0.02

INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited).............  1.35%+(a)        4.24%+             4%           1.76%+          $ 0.18
Period ended 03/31/1996(b)..........................  1.35+(a)         4.21+              7            1.89+             0.12
Year ended 11/30/1995...............................  1.15(a)          4.67              26            1.84              0.37
Year ended 11/30/1994...............................  0.96(a)          4.85              35            1.79              0.38
Period ended 11/30/1993*............................  0.70+            3.63+             30            2.08+             0.03


NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited).............  0.50%+(a)        4.71%+             1%           0.77%+          $ 0.24
Period ended 03/31/1996(b)..........................  0.50+(a)         4.62+              4            0.81+             0.16
Year ended 11/30/1995...............................  0.55(a)          4.76              11            0.80              0.48
Year ended 11/30/1994...............................  0.53(a)          4.73              22            0.73              0.48
Year ended 11/30/1993...............................  0.49             4.73              26            0.73              0.49
Year ended 11/30/1992...............................  0.39             5.12              38            0.78              0.51
Year ended 11/30/1991...............................  0.20             5.76              26            0.71              0.55
Period ended 11/30/1990**...........................  0.21+            6.12+             49            0.84+             0.13

INVESTOR A SHARES
Six Months ended 09/30/1996(unaudited)..............  0.70%+(a)        4.51%+             1%           0.97%+          $ 0.23
Period ended 03/31/1996(b)..........................  0.70+(a)         4.42+              4            1.01+             0.15
Year ended 11/30/1995...............................  0.75(a)          4.56              11            1.00              0.45
Year ended 11/30/1994...............................  0.71(a)          4.55              22            0.91              0.46
Year ended 11/30/1993...............................  0.64             4.58              26            0.88              0.48
Year ended 11/30/1992...............................  0.48             4.98              38            0.87              0.50
Year ended 11/30/1991...............................  0.20             5.76              26            0.71              0.55
Period ended 11/30/1990**...........................  0.21+            6.12+             49            0.84+             0.13

INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited).............  1.00%+(a)        4.21%+             1%           1.27%+          $ 0.22
Period ended 03/31/1996(b)..........................  1.00+(a)         4.12+              4            1.31+             0.14
Year ended 11/30/1995...............................  1.05(a)          4.26              11            1.30              0.42
Year ended 11/30/1994...............................  1.11(a)          4.15              22            1.31              0.42
Year ended 11/30/1993...............................  1.24             3.98              26            1.48              0.38
Period ended 11/30/1992**...........................  1.16+            3.88+             38            1.44+             0.18


INVESTOR N SHARES
Six Months ended 09/30/1996(unaudited)..............  1.00%+(a)        4.21%+             1%           1.27%+         $ 0.22
Period ended 03/31/1996(b)..........................  1.00+(a)         4.12+              4            1.31+            0.14
Year ended 11/30/1995...............................  1.05(a)          4.26              11            1.30             0.42
Year ended 11/30/1994...............................  1.03(a)          4.23              22            1.23             0.43
Period ended 11/30/1993**...........................  0.99+            4.23+             26            1.23+            0.20

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                                   ---------------------------------------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.39      $ 0.23        $ 0.05           $  0.28        $(0.23)            --              --
Period ended
  03/31/1996(b).............     9.63        0.15         (0.24)            (0.09)        (0.15)            --              --
Year ended 11/30/1995.......     8.37        0.48          1.26              1.74         (0.48)            --              --
Period ended 11/30/1994*....     8.90        0.11         (0.53)            (0.42)        (0.11)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.39      $ 0.22        $ 0.05           $  0.27        $(0.22)            --              --
Period ended
  03/31/1996(b).............     9.63        0.14         (0.24)            (0.10)        (0.14)            --              --
Year ended 11/30/1995.......     8.37        0.46          1.26              1.72         (0.46)            --              --
Year ended 11/30/1994.......     9.77        0.49         (1.40)            (0.91)        (0.49)            --              --
Period ended 11/30/1993*....     9.80        0.03         (0.03)             0.00         (0.03)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.39      $ 0.21        $ 0.05           $  0.26        $(0.21)            --              --
Period ended
  03/31/1996(b).............     9.63        0.13         (0.24)            (0.11)        (0.13)            --              --
Year ended 11/30/1995.......     8.37        0.41          1.26              1.67         (0.41)            --              --
Period ended 11/30/1994*....     8.44        0.03         (0.07)            (0.04)        (0.03)            --              --
INVESTOR N SHARES
Six Months Ended 09/30/1996
  (unaudited)...............  $  9.39      $ 0.19        $ 0.05           $  0.24        $(0.19)            --              --
Period ended
  03/31/1996(b).............     9.63        0.13         (0.24)            (0.11)        (0.13)            --              --
Year ended 11/30/1995.......     8.37        0.41          1.26              1.67         (0.41)            --              --
Year ended 11/30/1994.......     9.77        0.44         (1.40)            (0.96)        (0.44)            --              --
Period ended 11/30/1993*....    10.00        0.04         (0.23)            (0.19)        (0.04)            --              --
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.36      $ 0.24        $ 0.02           $  0.26        $(0.24)            --              --
Period ended
  03/31/1996(b).............    10.51        0.16         (0.15)             0.01         (0.16)            --              --
Year ended 11/30/1995.......     9.53        0.45          0.99              1.44         (0.45)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......    10.46        0.44         (0.88)            (0.44)        (0.44)            --           (0.05)
Period ended 11/30/1993**...    10.00        0.43          0.46              0.89         (0.43)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.36      $ 0.23        $ 0.02           $  0.25        $(0.23)            --              --
Period ended
  03/31/1996(b).............    10.51        0.15         (0.15)             0.00         (0.15)            --              --
Year ended 11/30/1995.......     9.53        0.43          0.99              1.42         (0.43)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......    10.46        0.42         (0.88)            (0.46)        (0.42)            --           (0.05)
Period ended 11/30/1993**...    10.01        0.42          0.45              0.87         (0.42)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.36      $ 0.21        $ 0.02           $  0.23        $(0.21)            --              --
Period ended
  03/31/1996(b).............    10.51        0.14         (0.15)            (0.01)        (0.14)            --              --
Year ended 11/30/1995.......     9.53        0.40          0.99              1.39         (0.40)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......    10.46        0.38         (0.88)            (0.50)        (0.38)            --           (0.05)
Period ended 11/30/1993**...     9.99        0.35          0.47              0.82         (0.35)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.36      $ 0.21        $ 0.02           $  0.23        $(0.21)            --              --
Period ended
  03/31/1996(b).............    10.51        0.14         (0.15)            (0.01)        (0.14)            --              --
Year ended 11/30/1995.......     9.53        0.40          0.99              1.39         (0.40)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......    10.46        0.39         (0.88)            (0.49)        (0.39)            --           (0.05)
Period ended 11/30/1993**...    10.31        0.18          0.15              0.33         (0.18)            --              --

---------------

* Nations Maryland Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 20, 1994, November 4, 1993, November 3, 1994 and October 21, 1993, respectively.

** Nations North Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 11, 1992, December 14, 1992, December 16, 1992 and June 7, 1993, respectively.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#  Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                     RATIO OF
                                            TOTAL         NET ASSET                  NET ASSETS      OPERATING
                                          DIVIDENDS         VALUE                      END OF       EXPENSES TO
                                             AND           END OF        TOTAL         PERIOD       AVERAGE NET
                                        DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS
                                 ----------------------------------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.23)        $  9.44         3.02%      $  3,653          0.60%+(a)
Period ended
  03/31/1996(b)..........................    (0.15)           9.39        (0.95)         2,788          0.60+
Year ended 11/30/1995....................    (0.48)           9.63        21.23          2,595          0.40
Period ended 11/30/1994*.................    (0.11)           8.37        (4.89)            39          0.21+(a)
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.22)        $  9.44         2.91%      $  1,520          0.80%+(a)
Period ended
  03/31/1996(b)..........................    (0.14)           9.39        (1.01)         1,086          0.80+
Year ended 11/30/1995....................    (0.46)           9.63        20.99          1,031          0.60
Year ended 11/30/1994....................    (0.49)           8.37        (9.59)             9          0.39(a)
Period ended 11/30/1993*.................    (0.03)           9.77         0.05              6          0.13+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.21)        $  9.44         2.78%      $      2          1.10%+(a)
Period ended
  03/31/1996(b)..........................    (0.13)           9.39        (1.13)             2          1.16+
Year ended 11/30/1995....................    (0.41)           9.63        20.29              2          1.15
Period ended 11/30/1994*.................    (0.03)           8.37        (0.45)             2          0.96+(a)
INVESTOR N SHARES
Six Months Ended 09/30/1996
  (unaudited)............................  $ (0.19)        $  9.44         2.63%      $  8,774          1.35%+(a)
Period ended
  03/31/1996(b)..........................    (0.13)           9.39        (1.19)         9,662          1.35+
Year ended 11/30/1995....................    (0.41)           9.63        20.33         10,002          1.15
Year ended 11/30/1994....................    (0.44)           8.37       (10.11)         4,819          0.96(a)
Period ended 11/30/1993*.................    (0.04)           9.77        (1.94)         3,048          0.73+
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.24)        $ 10.38         2.50%      $ 24,397          0.50%+(a)
Period ended
  03/31/1996(b)..........................    (0.16)          10.36         0.05         21,161          0.50+
Year ended 11/30/1995....................    (0.46)          10.51        15.41         20,916          0.57(a)
Year ended 11/30/1994....................    (0.49)           9.53        (4.34)        14,148          0.55(a)
Period ended 11/30/1993**................    (0.43)          10.46         9.03         11,814          0.42+
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.23)        $ 10.38         2.40%      $  5,656          0.70%+(a)
Period ended
  03/31/1996(b)..........................    (0.15)          10.36        (0.01)         7,672          0.70+
Year ended 11/30/1995....................    (0.44)          10.51        15.18          8,525          0.77(a)
Year ended 11/30/1994....................    (0.47)           9.53        (4.51)         8,896          0.73(a)
Period ended 11/30/1993**................    (0.42)          10.46         8.76         13,749          0.57+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.21)        $ 10.38         2.25%      $  1,406          1.00%+(a)
Period ended
  03/31/1996(b)..........................    (0.14)          10.36        (0.12)         1,379          1.00+
Year ended 11/30/1995....................    (0.41)          10.51        14.84          1,366          1.07(a)
Year ended 11/30/1994....................    (0.43)           9.53        (4.89)         1,486          1.13(a)
Period ended 11/30/1993**................    (0.35)          10.46         8.26          1,592          1.17+
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)............................  $ (0.21)        $ 10.38         2.25%      $  7,206          1.00%+(a)
Period ended
  03/31/1996(b)..........................    (0.14)          10.36        (0.12)         8,102          1.00+
Year ended 11/30/1995....................    (0.41)          10.51        14.84          7,848          1.07(a)
Year ended 11/30/1994....................    (0.44)           9.53        (4.82)         5,706          1.05(a)
Period ended 11/30/1993**................    (0.18)          10.46         3.23          3,822          0.92+



                                                                                         WITHOUT WAIVERS AND/OR
                                                                                         EXPENSE REIMBURSEMENTS
                                                                                  ------------------------------------
                                                    RATIO OF                         RATIO OF
                                                 NET INVESTMENT                     OPERATING
                                                   INCOME TO        PORTFOLIO       EXPENSES TO         NET INVESTMEMT
                                                  AVERAGE NET       TURNOVER       AVERAGE NET              INCOME
                                                     ASSETS           RATE            ASSETS              PER SHARE
                                                ----------------------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.90%+            12%           1.10%+                $ 0.21
Period ended
  03/31/1996(b)..........................             4.72+              7            1.23+                   0.13
Year ended 11/30/1995....................             5.14              11            1.26                    0.40
Period ended 11/30/1994*.................             5.48+             39            1.30+                   0.09
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.70%+            12%           1.30%+                $ 0.20
Period ended
  03/31/1996(b)..........................             4.52+              7            1.43+                   0.12
Year ended 11/30/1995....................             4.94              11            1.46                    0.38
Year ended 11/30/1994....................             5.30              39            1.48                    0.41
Period ended 11/30/1993*.................             3.97+              1            1.76+                   0.02
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.40%+            12%           1.60%+                $ 0.19
Period ended
  03/31/1996(b)..........................             4.16+              7            1.79+                   0.11
Year ended 11/30/1995....................             4.39              11            2.01                    0.33
Period ended 11/30/1994*.................             4.73+             39            2.05+                   0.02
INVESTOR N SHARES
Six Months Ended 09/30/1996
  (unaudited)............................             4.15%+            12%           1.85%+                $ 0.17
Period ended
  03/31/1996(b)..........................             3.97+              7            1.98+                   0.11
Year ended 11/30/1995....................             4.39              11            2.01                    0.33
Year ended 11/30/1994....................             4.73              39            2.05                    0.35
Period ended 11/30/1993*....                          3.37+              1            2.36+                   0.02
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.56%+            14%           0.81%+                $ 0.22
Period ended
  03/31/1996(b)..........................             4.47+              3            0.87+                   0.15
Year ended 11/30/1995....................             4.47              57            0.84                    0.43
Year ended 11/30/1994....................             4.38              37            0.82                    0.42
Period ended 11/30/1993**................             4.23+             29            0.85+                   0.39
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.36%+            14%           1.01%+                $ 0.21
Period ended
  03/31/1996(b)..........................             4.27+              3            1.07+                   0.14
Year ended 11/30/1995....................             4.27              57            1.04                    0.41
Year ended 11/30/1994....................             4.20              37            1.00                    0.40
Period ended 11/30/1993**................             4.08+             29            1.00+                   0.38
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.06%+            14%           1.31%+                $ 0.19
Period ended
  03/31/1996(b)..........................             3.97+              3            1.37+                   0.13
Year ended 11/30/1995....................             3.97              57            1.34                    0.38
Year ended 11/30/1994....................             3.80              37            1.40                    0.36
Period ended 11/30/1993**................             3.48+             29            1.60+                   0.30
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)............................             4.06%+            14%           1.31%+                $ 0.19
Period ended
  03/31/1996(b)..........................             3.97+              3            1.37+                   0.13
Year ended 11/30/1995....................             3.97              57            1.34                    0.38
Year ended 11/30/1994....................             3.88              37            1.32                    0.37
Period ended 11/30/1993**................             3.73+             29            1.35+                   0.17


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                                   ---------------------------------------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.24        $ 0.04           $  0.28        $(0.24)            --              --
Period ended
  03/31/1996(b).............     9.73        0.16         (0.24)            (0.08)        (0.16)            --              --
Year ended 11/30/1995.......     8.36        0.50          1.37              1.87         (0.50)            --              --
Period ended 11/30/1994*....    10.06        0.45         (1.70)            (1.25)        (0.45)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.23        $ 0.04           $  0.27        $(0.23)            --              --
Period ended
  03/31/1996(b).............     9.73        0.15         (0.24)            (0.09)        (0.15)            --              --
Year ended 11/30/1995.......     8.36        0.49          1.37              1.86         (0.49)            --              --
Year ended 11/30/1994.......     9.85        0.50         (1.49)            (0.99)        (0.50)            --              --
Period ended 11/30/1993*....     9.97        0.04         (0.12)            (0.08)        (0.04)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.21        $ 0.04           $  0.25        $(0.21)            --              --
Period ended
  03/31/1996(b).............     9.73        0.14         (0.24)            (0.10)        (0.14)            --              --
Year ended 11/30/1995.......     8.36        0.43          1.37              1.80         (0.43)            --              --
Period ended 11/30/1994*....     8.45        0.03         (0.09)            (0.06)        (0.03)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.20        $ 0.04           $  0.24        $(0.20)            --              --
Period ended
  03/31/1996(b).............     9.73        0.13         (0.24)            (0.11)        (0.13)            --              --
Year ended 11/30/1995.......     8.36        0.43          1.37              1.80         (0.43)            --              --
Year ended 11/30/1994.......     9.85        0.45         (1.49)            (1.04)        (0.45)            --              --
Period ended 11/30/1993*....    10.00        0.04         (0.15)            (0.11)        (0.04)            --              --
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.52      $ 0.25        $ 0.01           $  0.26        $(0.25)            --              --
Period ended
  03/31/1996(b).............    10.69        0.17         (0.17)             0.00         (0.17)            --              --
Year ended 11/30/1995.......     9.76        0.51          0.93              1.44         (0.51)            --              --
Year ended 11/30/1994.......    10.61        0.50         (0.84)            (0.34)        (0.50)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.50          0.43              0.93         (0.50)            --              --
Period ended 11/30/1992**...    10.00        0.47          0.18              0.65         (0.47)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.52      $ 0.24        $ 0.01           $  0.25        $(0.24)            --              --
Period ended
  03/31/1996(b).............    10.69        0.16         (0.17)            (0.01)        (0.16)            --              --
Year ended 11/30/1995.......     9.76        0.49          0.93              1.42         (0.49)            --              --
Year ended 11/30/1994.......    10.61        0.48         (0.84)            (0.36)        (0.48)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.48          0.43              0.91         (0.48)            --              --
Period ended 11/30/1992**...     9.98        0.30          0.20              0.50         (0.30)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.52      $ 0.23        $ 0.01           $  0.24        $(0.23)            --              --
Period ended
  03/31/1996(b).............    10.69        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.76        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.61        0.44         (0.84)            (0.40)        (0.44)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.42          0.43              0.85         (0.42)            --              --
Period ended 11/30/1992**...    10.05        0.20          0.13              0.33         (0.20)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.52      $ 0.23        $ 0.01           $  0.24        $(0.23)            --              --
Period ended
  03/31/1996(b).............    10.69        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.76        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.61        0.45         (0.84)            (0.39)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.47        0.20          0.14              0.34         (0.20)            --              --

---------------

* Nations North Carolina Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 11, 1994, November 1, 1993, November 3, 1994, and October 21, 1993, respectively.
** Nations South Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 6, 1992, May 5, 1992, June 17, 1992 and June 8, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#  Amount represents less than $0.01 per share.
## Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                               RATIO OF
                                                      TOTAL         NET ASSET                  NET ASSETS      OPERATING
                                                    DIVIDENDS         VALUE                      END OF       EXPENSES TO
                                                       AND           END OF        TOTAL         PERIOD       AVERAGE NET
                                                  DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS
                                           -----------------------------------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)..................................     $ (0.24)        $  9.53         2.95%      $  2,308          0.60%+(a)
Period ended
  03/31/1996(b)................................        (0.16)           9.49        (0.87)         1,593          0.60+
Year ended 11/30/1995..........................        (0.50)           9.73        22.87          1,293          0.38(a)
Period ended 11/30/1994*.......................        (0.45)           8.36       (12.65)           531          0.21+(a)
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.23)        $  9.53         2.85%      $    529          0.80%+(a)
Period ended
  03/31/1996(b)................................        (0.15)           9.49        (0.94)           448          0.80+
Year ended 11/30/1995..........................        (0.49)           9.73        22.63            347          0.58(a)
Year ended 11/30/1994..........................        (0.50)           8.36       (10.41)         1,161          0.39(a)
Period ended 11/30/1993*.......................        (0.04)           9.85        (0.80)         1,085          0.09+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.21)        $  9.53         2.70%      $     18          1.10%+(a)
Period ended
  03/31/1996(b)................................        (0.14)           9.49        (1.04)            17          1.14+
Year ended 11/30/1995..........................        (0.43)           9.73        21.93              2          1.13(a)
Period ended 11/30/1994*.......................        (0.03)           8.36        (0.67)             2          0.96+(a)
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.20)        $  9.53         2.57%      $ 26,203          1.35%+(a)
Period ended
  03/31/1996(b)................................        (0.13)           9.49        (1.12)        28,298          1.35+
Year ended 11/30/1995..........................        (0.43)           9.73        21.96         30,048          1.13(a)
Year ended 11/30/1994..........................        (0.45)           8.36       (10.92)        23,659          0.96(a)
Period ended 11/30/1993*....                           (0.04)           9.85        (1.11)        11,395          0.69+
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.25)        $ 10.53         2.55%      $ 44,858          0.50%+
Period ended
  03/31/1996(b)................................        (0.17)          10.52         0.00##       41,817          0.50+(a)
Year ended 11/30/1995..........................        (0.51)          10.69        15.02         45,255          0.55(a)
Year ended 11/30/1994..........................        (0.51)           9.76        (3.37)        49,030          0.54(a)
Year ended 11/30/1993..........................        (0.50)          10.61         9.32         56,995          0.45
Period ended 11/30/1992**......................        (0.47)          10.18         6.62+++      39,535          0.20+
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.24)        $ 10.53         2.45%      $ 13,742          0.70%+
Period ended
  03/31/1996(b)................................        (0.16)          10.52        (0.07)        14,288          0.70+(a)
Year ended 11/30/1995..........................        (0.49)          10.69        14.79         14,452          0.75(a)
Year ended 11/30/1994..........................        (0.49)           9.76        (3.54)        16,378          0.72(a)
Year ended 11/30/1993..........................        (0.48)          10.61         9.16         20,024          0.60
Period ended 11/30/1992**......................        (0.30)          10.18         5.03+++       7,414          0.33+
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.23)        $ 10.53         2.30%      $  5,354          1.00%+
Period ended
  03/31/1996(b)................................        (0.15)          10.52        (0.17)         5,409          1.00+(a)
Year ended 11/30/1995..........................        (0.46)          10.69        14.45          5,527          1.05(a)
Year ended 11/30/1994..........................        (0.45)           9.76        (3.94)         6,167          1.12(a)
Year ended 11/30/1993..........................        (0.42)          10.61         8.51          8,499          1.20
Period ended 11/30/1992**......................        (0.20)          10.18         3.27+++       4,436          0.88+
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)..................................      $ (0.23)        $ 10.53         2.30%      $  6,928          1.00%+
Period ended
  03/31/1996(b)................................        (0.15)          10.52        (0.17)         6,968          1.00+(a)
Year ended 11/30/1995..........................        (0.46)          10.69        14.45          6,457          1.05(a)
Year ended 11/30/1994..........................        (0.46)           9.76        (3.85)         5,740          1.04(a)
Period ended 11/30/1993**......................        (0.20)          10.61         3.23          4,057          0.95+





                                                                               WITHOUT WAIVERS AND/OR
                                                                               EXPENSE REIMBURSEMENTS
                                                                          -------------------------------
                                             RATIO OF                       RATIO OF
                                          NET INVESTMENT                   OPERATING
                                            INCOME TO        PORTFOLIO    EXPENSES TO       NET INVESTMENT
                                           AVERAGE NET       TURNOVER     AVERAGE NET            INCOME
                                              ASSETS           RATE          ASSETS            PER SHARE
                                          ----------------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.98%+            16%           0.94%+           $ 0.22
Period ended
  03/31/1996(b)..............................  4.86+             22            0.99+              0.15
Year ended 11/30/1995........................  5.43              40            0.96               0.45
Period ended 11/30/1994*.....................  5.53+             29            0.92+              0.40
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.78%+            16%           1.14%+           $ 0.21
Period ended
  03/31/1996(b)..............................  4.66+             22            1.19+              0.14
Year ended 11/30/1995........................  5.23              40            1.16               0.44
Year ended 11/30/1994........................  5.35              29            1.10               0.43
Period ended 11/30/1993*.....................  3.97+             10            1.21+              0.03
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.48%+            16%           1.44%+           $ 0.19
Period ended
  03/31/1996(b)..............................  4.32+             22            1.53+              0.13
Year ended 11/30/1995........................  4.68              40            1.71               0.38
Period ended 11/30/1994*.....................  4.78+             29            1.67+              0.03
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.23%+            16%           1.69%+           $ 0.18
Period ended
  03/31/1996(b)..............................  4.11+             22            1.74+              0.12
Year ended 11/30/1995........................  4.68              40            1.71               0.38
Year ended 11/30/1994........................  4.78              29            1.67               0.38
Period ended 11/30/1993*.....................  3.37+             10            1.81+              0.03
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.85%+             5%           0.78%+           $ 0.24
Period ended
  03/31/1996(b)..............................  4.81+              6            0.82+              0.16
Year ended 11/30/1995........................  4.92              11            0.75               0.49
Year ended 11/30/1994........................  4.82              30            0.75               0.48
Year ended 11/30/1993........................  4.68              11            0.75               0.47
Period ended 11/30/1992**....................  4.11+              7            0.74+              0.42
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.65%+             5%           0.98%+           $ 0.23
Period ended
  03/31/1996(b)..............................  4.61+              6            1.02+              0.15
Year ended 11/30/1995........................  4.72              11            0.95               0.47
Year ended 11/30/1994........................  4.64              30            0.93               0.46
Year ended 11/30/1993........................  4.53              11            0.90               0.45
Period ended 11/30/1992**....................  4.83+              7            0.85+              0.27
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.35%+             5%           1.28%+           $ 0.22
Period ended
  03/31/1996(b)..............................  4.31+              6            1.32+              0.14
Year ended 11/30/1995........................  4.42              11            1.25               0.44
Year ended 11/30/1994........................  4.24              30            1.33               0.42
Year ended 11/30/1993........................  3.93              11            1.50               0.39
Period ended 11/30/1992**....................  4.10+              7            1.48+              0.17
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)................................  4.35%+             5%           1.28%+           $ 0.22
Period ended
  03/31/1996(b)..............................  4.31+              6            1.32+              0.14
Year ended 11/30/1995........................  4.42              11            1.25               0.44
Year ended 11/30/1994........................  4.32              30            1.25               0.43
Period ended 11/30/1993**....................  4.18+             11            1.25+              0.19


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                                   ---------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.77      $ 0.25        $ 0.07           $  0.32        $(0.25)            --              --
Period ended
  03/31/1996(b).............     9.99        0.17         (0.22)            (0.05)        (0.17)            --              --
Year ended 11/30/1995.......     8.65        0.52          1.34              1.86         (0.52)            --              --
Period ended 11/30/1994*....    10.02        0.48         (1.37)            (0.89)        (0.48)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.77      $ 0.24        $ 0.07           $  0.31        $(0.24)            --              --
Period ended
  03/31/1996(b).............     9.99        0.16         (0.22)            (0.06)        (0.16)            --              --
Year ended 11/30/1995.......     8.65        0.50          1.34              1.84         (0.50)            --              --
Year ended 11/30/1994.......     9.86        0.50         (1.21)            (0.71)        (0.50)            --              --
Period ended 11/30/1993*....     9.87        0.03         (0.01)             0.02         (0.03)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.77      $ 0.22        $ 0.07           $  0.29        $(0.22)            --              --
Period ended
  03/31/1996(b).............     9.99        0.15         (0.22)            (0.07)        (0.15)            --              --
Year ended 11/30/1995.......     8.65        0.45          1.34              1.79         (0.45)            --              --
Period ended 11/30/1994*....     8.73        0.03         (0.08)            (0.05)        (0.03)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.77      $ 0.21        $ 0.07           $  0.28        $(0.21)            --              --
Period ended
  03/31/1996(b).............     9.99        0.14         (0.22)            (0.08)        (0.14)            --              --
Year ended 11/30/1995.......     8.65        0.45          1.34              1.79         (0.45)            --              --
Year ended 11/30/1994.......     9.86        0.45         (1.21)            (0.76)        (0.45)            --              --
Period ended 11/30/1993*....    10.00        0.04         (0.14)            (0.10)        (0.04)            --              --
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.09      $ 0.23        $ 0.00#          $  0.23        $(0.23)            --              --
Period ended
  03/31/1996(b).............    10.23        0.15         (0.14)             0.01         (0.15)            --              --
Year ended 11/30/1995.......     9.30        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.18        0.45         (0.87)            (0.42)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.06        0.29          0.12              0.41         (0.29)            --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.09      $ 0.22        $ 0.00#          $  0.22        $(0.22)            --              --
Period ended
  03/31/1996(b).............    10.23        0.15         (0.14)             0.01         (0.15)            --              --
Year ended 11/30/1995.......     9.30        0.44          0.93              1.37         (0.44)            --              --
Year ended 11/30/1994.......    10.18        0.43         (0.87)            (0.44)        (0.43)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.00        0.29          0.18              0.47         (0.29)            --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.09      $ 0.20        $ 0.00#          $  0.20        $(0.20)            --              --
Period ended
  03/31/1996(b).............    10.23        0.14         (0.14)             0.00         (0.14)            --              --
Year ended 11/30/1995.......     9.30        0.41          0.93              1.34         (0.41)            --              --
Period ended 11/30/1994**...     9.38        0.03         (0.08)            (0.05)        (0.03)            --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.09      $ 0.20        $ 0.00#          $  0.20        $(0.20)            --              --
Period ended
  03/31/1996(b).............    10.23        0.14         (0.14)             0.00         (0.14)            --              --
Year ended 11/30/1995.......     9.30        0.41          0.93              1.34         (0.41)            --              --
Year ended 11/30/1994.......    10.18        0.40         (0.87)            (0.47)        (0.40)        $(0.00)#       $ (0.01)
Period ended 11/30/1993**...    10.03        0.17          0.15              0.32         (0.17)            --              --

---------------

* Nations South Carolina Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on December 27, 1993, November 8, 1993, November 3, 1994 and October 21, 1993, respectively.

** Nations Tennessee Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on April 13, 1993, April 2, 1993, November 3, 1994 and June 10, 1993, respectively.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#  Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHATE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                                                                 RATIO OF
                                                                                                                 OPERATING
                                                                                                 RATIO OF       EXPENSES TO
                                              TOTAL       NET ASSET               NET ASSETS     OPERATING      AVERAGE NET
                                             DIVIDENDS      VALUE                    END OF      EXPENSES TO       ASSETS
                                               AND          END OF      TOTAL        PERIOD      AVERAGE NET      INCLUDING
                                           DISTRIBUTIONS    PERIOD     RETURN++    (IN 000'S)      ASSETS      INTEREST EXPENSE
-------------------------------------------------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.25)     $  9.84       3.29%      $  3,832        0.60%+           --
Period ended 03/31/1996(b).................    (0.17)        9.77      (0.57)         2,058        0.60+(a)         --
Year ended 11/30/1995......................    (0.52)        9.99      21.99          1,782        0.40(a)          --
Period ended 11/30/1994*...................    (0.48)        8.65      (9.12)           400        0.21+(a)         --
INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.24)     $  9.84       3.19%      $    979        0.80%+           --
Period ended 03/31/1996(b).................    (0.16)        9.77      (0.64)         1,219        0.80+(a)         --
Year ended 11/30/1995......................    (0.50)        9.99      21.74          1,238        0.60(a)          --
Year ended 11/30/1994......................    (0.50)        8.65      (7.45)           140        0.39(a)          --
Period ended 11/30/1993*...................    (0.03)        9.86       0.21             14        0.10+            --
INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.22)     $  9.84       3.04%      $    248        1.10%+           --
Period ended 03/31/1996(b).................    (0.15)        9.77      (0.76)           264        1.17+(a)         --
Year ended 11/30/1995......................    (0.45)        9.99      21.01             20        1.15(a)          --
Period ended 11/30/1994*...................    (0.03)        8.65      (0.52)             2        0.96+(a)         --
INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.21)     $  9.84       2.91%      $ 12,966        1.35%+           --
Period ended 03/31/1996(b).................    (0.14)        9.77      (0.82)        12,991        1.35+(a)         --
Year eded 11/30/1995.......................    (0.45)        9.99      21.08         12,670        1.15(a)          --
Year ended 11/30/1994......................    (0.45)        8.65      (7.97)         8,263        0.96(a)          --
Period ended 11/30/1993*...................    (0.04)        9.86      (1.00)         4,048        0.70+            --
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.23)     $ 10.09       2.30%      $  8,520        0.50%+           (a)
Period ended 03/31/1996(b).................    (0.15)       10.09       0.12          8,408        0.50+            --
Year ended 11/30/1995......................    (0.46)       10.23      15.22          7,160        0.57             (a)
Year ended 11/30/1994......................    (0.46)        9.30      (4.24)         4,116        0.52           0.53%
Period ended 11/30/1993**..................    (0.29)       10.18       4.09          2,123        0.27+            --
INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.22)     $ 10.09       2.19%      $  6,874        0.70%+           (a)
Period ended 03/31/1996(b).................    (0.15)       10.09       0.06          7,439        0.70+            --
Year ended 11/30/1995......................    (0.44)       10.23      15.00          7,573        0.77             (a)
Year ended 11/30/1994......................    (0.44)        9.30      (4.41)         7,831        0.70           0.71%
Period ended 11/30/1993**..................    (0.29)       10.18       4.68         15,573        0.42+            --
INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.20)     $ 10.09       2.07%     $      2        1.00%+           (a)
Period ended 03/31/1996(b).................    (0.14)       10.09      (0.02)            2        1.00+            --
Year ended 11/30/1995......................    (0.41)       10.23      14.62             2        1.07             (a)
Period ended 11/30/1994**..................    (0.03)        9.30      (0.53)            2        1.02+          1.03%+
INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)....  $ (0.20)     $ 10.09       2.04%     $  3,301       1.00%+           (a)
Period ended 03/31/1996(b).................    (0.14)       10.09      (0.04)        3,528       1.00+            --
Year ended 11/30/1995......................    (0.41)       10.23      14.65         3,573       1.07             (a)
Year ended 11/30/1994......................    (0.41)        9.30      (4.72)        3,368       1.02           1.03%
Period ended 11/30/1993**..................    (0.17)       10.18       3.32         2,210       0.77+            --


                                                                           WITHOUT WAIVERS AND/OR
                                                                           EXPENSE REIMBURSEMENTS
                                                                       ------------------------------
                                              RATIO OF                  RATIO OF
                                           NET INVESTMENT               OPERATING
                                             INCOME TO      PORTFOLIO  EXPENSES TO     NET INVESTMENT
                                            AVERAGE NET     TURNOVER   AVERAGE NET         INCOME
                                              ASSETS          RATE       ASSETS           PER SHARE
-----------------------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)....   5.05%+          6%           0.99%+          $ 0.23
Period ended 03/31/1996(b).................   4.96+          20            1.13+             0.15
Year ended 11/30/1995......................   5.44           13            1.08              0.46
Period ended 11/30/1994*...................   5.48+          14            1.12+             0.41
INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)....   4.85%+          6%           1.19%+          $ 0.22
Period ended 03/31/1996(b).................   4.76+          20            1.33+             0.14
Year ended 11/30/1995......................   5.24           13            1.28              0.44
Year ended 11/30/1994......................   5.30           14            1.30              0.42
Period ended 11/30/1993*...................   4.16+           8            1.63+             0.02
INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)....   4.55%+          6%           1.49%+          $ 0.20
Period ended 03/31/1996(b).................   4.39+          20            1.70+             0.13
Year ended 11/30/1995......................   4.69           13            1.83              0.39
Period ended 11/30/1994*...................   4.73+          14            1.87+             0.03
INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)....   4.30%+          6%           1.74%+          $ 0.19
Period ended 03/31/1996(b).................   4.21+          20            1.88+             0.12
Year eded 11/30/1995.......................   4.69           13            1.83              0.39
Year ended 11/30/1994......................   4.73           14            1.87              0.37
Period ended 11/30/1993*...................   3.56+           8            2.23+             0.02
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996 (unaudited)....   4.54%+         16%           0.92%+          $ 0.21
Period ended 03/31/1996(b).................   4.51+           3            1.02+             0.13
Year ended 11/30/1995......................   4.65           34            0.92              0.43
Year ended 11/30/1994......................   4.56           41            0.89              0.41
Period ended 11/30/1993**..................   4.31+          16            0.94+             0.24
INVESTOR A SHARES
Six Months ended 09/30/1996 (unaudited)....   4.34%+         16%           1.12%+          $ 0.20
Period ended 03/31/1996(b).................   4.31+           3            1.22+             0.13
Year ended 11/30/1995......................   4.45           34            1.12              0.41
Year ended 11/30/1994......................   4.38           41            1.07              0.40
Period ended 11/30/1993**..................   4.16+          16            1.09+             0.24
INVESTOR C SHARES
Six Months ended 09/30/1996 (unaudited)....   4.04%+         16%           1.42%+          $ 0.18
Period ended 03/31/1996(b).................   4.01+           3            1.52+             0.12
Year ended 11/30/1995......................   4.15           34            1.42              0.38
Period ended 11/30/1994**..................   4.06+          41            1.39+             0.02
INVESTOR N SHARES
Six Months ended 09/30/1996 (unaudited)....   4.04%+         16%           1.42%+          $ 0.18
Period ended 03/31/1996(b).................   4.01+           3            1.52+             0.12
Year ended 11/30/1995......................   4.15           34            1.42              0.38
Year ended 11/30/1994......................   4.06           41            1.39              0.37
Period ended 11/30/1993**..................   3.81+          16            1.44+             0.14


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                                ------------------------------------------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.68      $ 0.24         $ 0.04           $  0.28         $(0.24)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.16          (0.19)            (0.03)         (0.16)            --               --
Year ended 11/30/1995....     8.58        0.52           1.29              1.81          (0.52)            --               --
Period ended
  11/30/1994*............     9.59        0.39          (1.01)            (0.62)         (0.39)            --               --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.68      $ 0.23         $ 0.04           $  0.27         $(0.23)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.15          (0.19)            (0.04)         (0.15)            --               --
Year ended 11/30/1995....     8.58        0.50           1.29              1.79          (0.50)            --               --
Year ended 11/30/1994....     9.80        0.50          (1.22)            (0.72)         (0.50)            --               --
Period ended
  11/30/1993*............     9.88        0.04          (0.08)            (0.04)         (0.04)            --               --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.68      $ 0.21         $ 0.04           $  0.25         $(0.21)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.14          (0.19)            (0.05)         (0.14)            --               --
Year ended 11/30/1995....     8.58        0.45           1.29              1.74          (0.45)            --               --
Period ended
  11/30/1994*............     8.62        0.03          (0.04)            (0.01)         (0.03)            --               --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $  9.68      $ 0.20         $ 0.04           $  0.24         $(0.20)            --               --
Period ended
  03/31/1996(b)..........     9.87        0.14          (0.19)            (0.05)         (0.14)            --               --
Year ended 11/30/1995....     8.58        0.45           1.29              1.74          (0.45)            --               --
Year ended 11/30/1994....     9.80        0.45          (1.22)            (0.77)         (0.45)            --               --
Period ended
  11/30/1993*............    10.00        0.04          (0.20)            (0.16)         (0.04)            --               --
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.21      $ 0.23         $ 0.00#          $  0.23         $(0.23)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.16          (0.15)             0.01          (0.16)            --               --
Year ended 11/30/1995....     9.53        0.46           0.83              1.29          (0.46)            --               --
Year ended 11/30/1994....    10.35        0.44          (0.79)            (0.35)         (0.44)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.00        0.41           0.35              0.76          (0.41)            --               --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.21      $ 0.22         $ 0.00#          $  0.22         $(0.22)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.15          (0.15)             0.00          (0.15)            --               --
Year ended 11/30/1995....     9.53        0.44           0.83              1.27          (0.44)            --               --
Year ended 11/30/1994....    10.35        0.42          (0.79)            (0.37)         (0.42)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.15        0.37           0.20              0.57          (0.37)            --               --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.21      $ 0.21         $ 0.00#          $  0.21         $(0.21)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Period ended
  11/30/1994**...........     9.55        0.03          (0.02)             0.01          (0.03)        $(0.00)#             --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............  $ 10.21      $ 0.21         $ 0.00#          $  0.21         $(0.21)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Year ended 11/30/1994....    10.35        0.39          (0.79)            (0.40)         (0.39)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993**...........    10.25        0.17           0.10              0.27          (0.17)            --               --

---------------

* Nations Tennessee Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on March 2, 1994, November 2, 1993, November 3, 1994 and October 21, 1993, respectively.
** Nations Texas Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 12, 1993, February 4, 1993, November 3, 1994 and June 22, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#  Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                                                                  RATIO OF
                                                                                                  RATIO OF       OPERATING
                                                                                      NET        OPERATING      EXPENSES TO
                                                                                     ASSETS       EXPENSES      AVERAGE NET
                                     TOTAL           NET ASSET                       END OF          TO           ASSETS
                                   DIVIDENDS           VALUE                         PERIOD       AVERAGE        INCLUDING
                                      AND              END OF           TOTAL          (IN           NET          INTEREST
                                  DISTRIBUTIONS        PERIOD          RETURN++       000'S)        ASSETS         EXPENSE
                           ------------------------------------------------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.24)          $  9.72            2.92%      $ 1,420           0.60%+          (a)
Period ended
  03/31/1996(b)..........             (0.16)             9.68           (0.30)          975           0.60+         0.61%+
Year ended 11/30/1995....             (0.52)             9.87           21.52           768           0.40            (a)
Period ended
  11/30/1994*............             (0.39)             8.58           (6.66)          311           0.21+           (a)
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.23)          $  9.72            2.82%      $   998           0.80%+          (a)
Period ended
  03/31/1996(b)..........             (0.15)             9.68           (0.37)          973           0.80+         0.81%+
Year ended 11/30/1995....             (0.50)             9.87           21.28           203           0.60            (a)
Year ended 11/30/1994....             (0.50)             8.58           (7.58)           43           0.39            (a)
Period ended
  11/30/1993*............             (0.04)             9.80           (0.43)           34           0.17+           --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.21)          $  9.72            2.67%      $    38           1.10%+          (a)
Period ended
  03/31/1996(b)..........             (0.14)             9.68           (0.49)           37           1.18+         1.18%+
Year ended 11/30/1995....             (0.45)             9.87           20.62            64           1.15            (a)
Period ended
  11/30/1994*............             (0.03)             8.58           (0.07)            2           0.96+           (a)
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.20)          $  9.72            2.54%      $ 5,839           1.35%+          (a)
Period ended
  03/31/1996(b)..........             (0.14)             9.68           (0.55)        6,761           1.35+         1.36%+
Year ended 11/30/1995....             (0.45)             9.87           20.63         6,619           1.15            (a)
Year ended 11/30/1994....             (0.45)             8.58           (8.10)        5,504           0.96            (a)
Period ended
  11/30/1993*............             (0.04)             9.80           (1.61)        3,284           0.77+           --
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.23)          $ 10.21            2.31%      $28,813           0.50%+(a)       --
Period ended
  03/31/1996(b)..........             (0.16)            10.21            0.05        27,176           0.50+           --
Year ended 11/30/1995....             (0.46)            10.36           13.83        26,382           0.57(a)         --
Year ended 11/30/1994....             (0.47)             9.53           (3.48)       24,066           0.55(a)         --
Period ended
  11/30/1993**...........             (0.41)            10.35            7.72        31,875           0.44+           --
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.22)          $ 10.21            2.20%      $   956           0.70%+(a)       --
Period ended
  03/31/1996(b)..........             (0.15)            10.21           (0.02)          801           0.70+           --
Year ended 11/30/1995....             (0.44)            10.36           13.60           806           0.77(a)         --
Year ended 11/30/1994....             (0.45)             9.53           (3.66)          718           0.73(a)         --
Period ended
  11/30/1993**...........             (0.37)            10.35            5.64           968           0.59+           --
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.21)          $ 10.21            2.05%      $   581           1.00%+(a)       --
Period ended
  03/31/1996(b)..........             (0.14)            10.21           (0.12)          569           1.00+           --
Year ended 11/30/1995....             (0.41)            10.36           13.27           570           1.07(a)         --
Period ended
  11/30/1994**...........             (0.03)             9.53            0.08             2           1.05+(a)        --
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............           $ (0.21)          $ 10.21            2.05%      $ 2,312           1.00%+(a)       --
Period ended
  03/31/1996(b)..........             (0.14)            10.21           (0.12)        2,845           1.00+           --
Year ended 11/30/1995....             (0.41)            10.36           13.27         3,136           1.07(a)         --
Year ended 11/30/1994....             (0.42)             9.53           (3.96)        2,774           1.05(a)         --
Period ended
 11/30/1993**...........              (0.17)            10.35            2.61         1,330           0.94+           --

                                                                       WITHOUT WAIVERS AND/OR
                                                                       EXPENSE REIMBURSEMENTS
                                                                   -----------------------------
                                   RATIO OF                         RATIO OF
                                NET INVESTMENT                      OPERATING
                                  INCOME TO        PORTFOLIO       EXPENSES TO     NET INVESTMENT
                                 AVERAGE NET       TURNOVER        AVERAGE NET         INCOME
                                    ASSETS           RATE            ASSETS          PER SHARE
                                -----------------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.94%+             13%             1.21%+          $ 0.21
Period ended
  03/31/1996(b)..........          4.92+               2              1.47+             0.13
Year ended 11/30/1995....          5.49               45              1.27              0.44
Period ended
  11/30/1994*............          5.56+              38              1.20+             0.32
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.74%+             13%             1.41%+          $ 0.20
Period ended
  03/31/1996(b)..........          4.72+               2              1.67+             0.12
Year ended 11/30/1995....          5.29               45              1.47              0.42
Year ended 11/30/1994....          5.38               38              1.38              0.42
Period ended
  11/30/1993*............          4.31+               3              1.86+             0.03
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.44%+             13%             1.71%+          $ 0.18
Period ended
  03/31/1996(b)..........          4.34+               2              2.05+             0.11
Year ended 11/30/1995....          4.74               45              2.02              0.37
Period ended
  11/30/1994*............          4.81+              38              1.95+             0.02
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.19%+             13%             1.96%+          $ 0.17
Period ended
  03/31/1996(b)..........          4.17+               2              2.22+             0.11
Year ended 11/30/1995....          4.74               45              2.02              0.37
Year ended 11/30/1994....          4.81               38              1.95              0.37
Period ended
  11/30/1993*............          3.71+               3              2.46+             0.02
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.56%+             13%             0.82%+          $ 0.21
Period ended
  03/31/1996(b)..........          4.52+              11              0.89+             0.15
Year ended 11/30/1995....          4.62               64              0.83              0.44
Year ended 11/30/1994....          4.40               61              0.78              0.42
Period ended
  11/30/1993**...........          4.43+              63              0.82+             0.38
INVESTOR A SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.36%+             13%             1.02%+          $ 0.20
Period ended
  03/31/1996(b)..........          4.32+              11              1.09+             0.14
Year ended 11/30/1995....          4.42               64              1.03              0.42
Year ended 11/30/1994....          4.22               61              0.96              0.40
Period ended
  11/30/1993**...........          4.28+              63              0.97+             0.34
INVESTOR C SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.06%+             13%             1.32%+          $ 0.19
Period ended
  03/31/1996(b)..........          4.02+              11              1.39+             0.13
Year ended 11/30/1995....          4.12               64              1.33              0.39
Period ended
  11/30/1994**...........          3.90+              61              1.28+             0.02
INVESTOR N SHARES
Six Months ended
  09/30/1996
  (unaudited)............          4.06%+             13%             1.32%+          $ 0.19
Period ended
  03/31/1996(b)..........          4.02+              11              1.39+             0.13
Year ended 11/30/1995....          4.12               64              1.33              0.39
Year ended 11/30/1994....          3.90               61              1.28              0.37
Period ended
  11/30/1993**...........          3.93+              63              1.32+             0.16


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                                   DISTRIBUTIONS
                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS   DISTRIBUTIONS    IN EXCESS OF
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     FROM NET       NET REALIZED
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT    REALIZED         CAPITAL
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME    CAPITAL GAINS       GAINS
                                   ---------------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.24        $ 0.05           $  0.29        $(0.24)           --              --
Period ended 03/31/1996
  (b).......................     9.70        0.16         (0.21)            (0.05)        (0.16)           --              --
Year ended 11/30/1995.......     8.39        0.50          1.31              1.81         (0.50)           --              --
Period ended 11/30/1994*....    10.01        0.42         (1.62)            (1.20)        (0.42)           --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.23        $ 0.05           $  0.28        $(0.23)           --              --
Period ended 03/31/1996
  (b).......................     9.70        0.15         (0.21)            (0.06)        (0.15)           --              --
Year ended 11/30/1995.......     8.39        0.49          1.31              1.80         (0.49)           --              --
Period ended 11/30/1994*....     9.92        0.47         (1.53)            (1.06)        (0.47)           --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.21        $ 0.05           $  0.26        $(0.21)           --              --
Period ended 03/31/1996
  (b).......................     9.70        0.14         (0.21)            (0.07)        (0.14)           --              --
Year ended 11/30/1995.......     8.39        0.43          1.31              1.74         (0.43)           --              --
Period ended 11/30/1994*....     8.46        0.03         (0.07)            (0.04)        (0.03)           --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $  9.49      $ 0.20        $ 0.05           $  0.25        $(0.20)           --              --
Period ended
  03/31/1996(b).............     9.70        0.13         (0.21)            (0.08)        (0.13)           --              --
Year ended 11/30/1995.......     8.39        0.43          1.31              1.74         (0.43)           --              --
Year ended 11/30/1994.......     9.78        0.44         (1.39)            (0.95)        (0.44)           --              --
Period ended 11/30/1993*....    10.00        0.04         (0.22)            (0.18)        (0.04)           --              --
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.69      $ 0.26        $(0.04)          $  0.22        $(0.26)           --              --
Period ended 03/31/1996
  (b).......................    10.83        0.17         (0.14)             0.03         (0.17)           --              --
Year ended 11/30/1995.......     9.94        0.51          0.89              1.40         (0.51)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.50         (0.96)            (0.46)        (0.50)        (0.09)         $(0.00)#
Year ended 11/30/1993.......    10.59        0.48          0.42              0.90         (0.48)        (0.02)             --
Year ended 11/30/1992.......    10.34        0.54          0.29              0.83         (0.54)        (0.04)             --
Year ended 11/30/1991.......    10.14        0.58          0.21              0.79         (0.58)        (0.01)             --
Year ended 11/30/1990.......    10.08        0.61          0.11              0.72         (0.66)           --              --
Period ended 11/30/1989**...    10.00        0.12          0.03              0.15         (0.07)           --              --
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.69      $ 0.25        $(0.04)          $  0.21        $(0.25)           --              --
Period ended 03/31/1996
  (b).......................    10.83        0.16         (0.14)             0.02         (0.16)           --              --
Year ended 11/30/1995.......     9.94        0.49          0.89              1.38         (0.49)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.48         (0.96)            (0.48)        (0.48)        (0.09)         $(0.00)#
Year ended 11/30/1993.......    10.59        0.51          0.42              0.93         (0.51)        (0.02)             --
Year ended 11/30/1992.......    10.34        0.54          0.29              0.83         (0.54)        (0.04)             --
Year ended 11/30/1991.......    10.14        0.58          0.21              0.79         (0.58)        (0.01)             --
Period ended 11/30/1990**...    10.08        0.61          0.11              0.72         (0.66)           --              --
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.69      $ 0.23        $(0.04)          $  0.19        $(0.23)           --              --
Period ended 03/31/1996
  (b).......................    10.83        0.15         (0.14)             0.01         (0.15)           --              --
Year ended 11/30/1995.......     9.94        0.46          0.89              1.35         (0.46)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.44         (0.96)            (0.52)        (0.44)        (0.09)         $(0.00)#
Year ended 11/30/1993.......    10.59        0.44          0.42              0.86         (0.44)        (0.02)             --
Period ended 11/30/1992**...    10.44        0.19          0.15              0.34         (0.19)           --              --
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited)...............  $ 10.69      $ 0.23        $(0.04)          $  0.19        $(0.23)           --              --
Period ended
  03/31/1996(b).............    10.83        0.15         (0.14)             0.01         (0.15)           --              --
Year ended 11/30/1995.......     9.94        0.46          0.89              1.35         (0.46)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.45         (0.96)            (0.51)        (0.45)        (0.09)         $(0.00)#
Period ended 11/30/1993**...    10.83        0.21          0.16              0.37         (0.21)           --              --

---------------

* Nations Texas Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on February 3, 1994, December 17, 1993, November 3, 1994, and October 21, 1993, respectively.
** Nations Virginia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on September 20, 1989, December 5, 1989, June 17, 1992 and June 7, 1993, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                                                   RATIO OF
                                          TOTAL         NET ASSET                  NET ASSETS      OPERATING
                                        DIVIDENDS         VALUE                      END OF       EXPENSES TO
                                           AND           END OF        TOTAL         PERIOD       AVERAGE NET
                                      DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS
 ------------------------------------------------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996(unaudited)  $ (0.24)        $  9.54        3.07%       $  6,045        0.60%+(a)
Period ended 03/31/1996(b)...........     (0.16)           9.49       (0.55)          5,138        0.60+
Year ended 11/30/1995................     (0.50)           9.70       22.09           4,613        0.39(a)
Period ended 11/30/1994*.............     (0.42)           8.39      (12.21)          2,285        0.22+(a)


INVESTOR A SHARES

Six Months ended 09/30/1996(unaudited)  $ (0.23)        $  9.54        2.96%       $    370        0.80%+(a)
Period ended 03/31/1996(b)...........     (0.15)           9.49       (0.62)            317        0.80+
Year ended 11/30/1995................     (0.49)           9.70       21.85             351        0.59(a)
Period ended 11/30/1994*.............     (0.47)           8.39      (10.98)             55        0.40+(a)

INVESTOR C SHARES

Six Months ended 09/30/1996(unaudited)  $ (0.21)        $  9.54        2.81%       $     72        1.10%+(a)
Period ended 03/31/1996(b)...........     (0.14)           9.49       (0.74)             70        1.16+
Year ended 11/30/1995................     (0.43)           9.70       21.15              70        1.14(a)
Period ended 11/30/1994*.............     (0.03)           8.39       (0.43)              2        0.97+(a)


INVESTOR N SHARES

Six Months ended 09/30/1996(unaudited)  $ (0.20)        $  9.54        2.68%       $ 10,990        1.35%+(a)
Period ended 03/31/1996(b)...........     (0.13)           9.49       (0.80)         11,838        1.35+
Year ended 11/30/1995................     (0.43)           9.70       21.19          12,587        1.14(a)
Year ended 11/30/1994................     (0.44)           8.39       (9.98)         10,812        0.97(a)
Period ended 11/30/1993*.............     (0.04)           9.78       (1.82)          6,154        0.70+


NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996(unaudited)  $ (0.26)        $ 10.65        2.05%       $144,800        0.50%+(a)
Period ended 03/31/1996(b)...........     (0.17)          10.69        0.27         155,464        0.50+(a)
Year ended 11/30/1995................     (0.51)          10.83       14.39         157,252        0.56(a)
Year ended 11/30/1994................     (0.59)           9.94       (4.35)        167,405        0.61(a)
Year ended 11/30/1993................     (0.50)          10.99        9.08         193,084        0.57
Year ended 11/30/1992................     (0.58)          10.59        8.28+++      157,773        0.56
Year ended 11/30/1991................     (0.59)          10.34        8.04+++      119,757        0.45
Year ended 11/30/1990................     (0.66)          10.14        7.41+++       75,962        0.26
Period ended 11/30/1989**............     (0.07)          10.08        1.46+++       46,560        0.16+

INVESTOR A SHARES
Six Months ended 09/30/1996(unaudited)  $ (0.25)        $ 10.65        1.95%       $ 60,444        0.70%+(a)
Period ended 03/31/1996(b)...........     (0.16)          10.69        0.20          68,003        0.70+(a)
Year ended 11/30/1995................     (0.49)          10.83       14.16          73,253        0.76(a)
Year ended 11/30/1994................     (0.57)           9.94       (4.52)         79,412        0.79(a)
Year ended 11/30/1993................     (0.53)          10.99        8.91         103,689        0.72
Year ended 11/30/1992................     (0.58)          10.59        8.18+++       76,650        0.65
Year ended 11/30/1991................     (0.59)          10.34        8.04+++       44,540        0.45
Period ended 11/30/1990**............     (0.66)          10.14        7.41+++       24,303        0.26+

INVESTOR C SHARES
Six Months ended 09/30/1996(unaudited)  $ (0.23)        $ 10.65        1.80%       $  6,730        1.00%+(a)
Period ended 03/31/1996(b)...........     (0.15)          10.69        0.10           6,909        1.00+(a)
Year ended 11/30/1995................     (0.46)          10.83       13.82           7,152        1.06(a)
Year ended 11/30/1994................     (0.53)           9.94       (4.90)          8,372        1.19(a)
Year ended 11/30/1993................     (0.46)          10.99        8.25          11,176        1.32
Period ended 11/30/1992**............     (0.19)          10.59        3.36+++        4,769        1.28+

INVESTOR N SHARES
Six Months ended 09/30/1996(unaudited)  $ (0.23)        $ 10.65        1.80%       $ 11,382        1.00%+(a)
Period ended 03/31/1996(b)...........     (0.15)          10.69        0.10          11,926        1.00+(a)
Year ended 11/30/1995................     (0.46)          10.83       13.82          12,163        1.06(a)
Year ended 11/30/1994................     (0.54)           9.94       (4.82)          9,690        1.11(a)
Period ended 11/30/1993**............     (0.21)          10.99        3.48           5,249        1.07+
                                                                                   WITHOUT WAIVERS AND/OR
                                                                                   EXPENSE REIMBURSEMENTS
                                                                               -------------------------------
                                          RATIO OF                               RATIO OF
                                       NET INVESTMENT                            OPERATING
                                          INCOME TO             PORTFOLIO       EXPENSES TO      NET INVESTMENT
                                         AVERAGE NET            TURNOVER        AVERAGE NET          INCOME
                                           ASSETS                 RATE              ASSETS          PER SHARE
                                       --------------       -------------      --------------    --------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES

Six Months ended 09/30/1996(unaudited)     4.99%+                  28%              1.01%+         $ 0.22
Period ended 03/31/1996(b)...........      4.92+                    6               1.11+            0.14
Year ended 11/30/1995................      5.45                    50               1.05             0.44
Period ended 11/30/1994*.............      5.52+                  107               1.06+            0.35

INVESTOR A SHARES
Six Months ended 09/30/1996(unaudited)     4.79%+                  28%              1.21%+         $ 0.21
Period ended 03/31/1996(b)...........      4.72+                    6               1.31+            0.13
Year ended 11/30/1995................      5.25                    50               1.25             0.43
Period ended 11/30/1994*.............      5.34+                  107               1.24+            0.39

INVESTOR C SHARES

Six Months ended 09/30/1996(unaudited)     4.49%+                  28%              1.51%+         $ 0.19
Period ended 03/31/1996(b)...........      4.36+                    6               1.67+            0.12
Year ended 11/30/1995................      4.70                    50               1.80             0.37
Period ended 11/30/1994*.............      4.77+                  107               1.81+            0.02

INVESTOR N SHARES

Six Months ended 09/30/1996(unaudited)     4.24%+                  28%              1.76%+         $ 0.18
Period ended 03/31/1996(b)...........      4.17+                    6               1.86+            0.11
Year ended 11/30/1995................      4.70                    50               1.80             0.37
Period ended 11/30/1994..............      4.77                   107               1.81             0.37
Period ended 11/30/1993*.............      3.32+                    5               2.05+            0.03

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES

Six Months ended 09/30/1996(unaudited)     4.81%+                  11%              0.73%+         $ 0.24
Period ended 03/31/1996(b)...........      4.72+                    2               0.76+            0.16
Year ended 11/30/1995................      4.87                    22               0.74             0.49
Year ended 11/30/1994................      4.76                    14               0.73             0.49
Year ended 11/30/1993................      4.80                    26               0.69             0.47
Year ended 11/30/1992................      5.17                    13               0.68             0.53
Year ended 11/30/1991................      5.67                    24               0.73             0.55
Year ended 11/30/1990................      6.09                    19               0.80             0.55
Period ended 11/30/1989**............      6.09+                   12               0.81+            0.08


INVESTOR A SHARES

Six Months ended 09/30/1996(unaudited)     4.61%+                  11%              0.93%+         $ 0.23
Period ended 03/31/1996(b)...........      4.52+                    2               0.96+            0.15
Year ended 11/30/1995................      4.67                    22               0.94             0.47
Year ended 11/30/1994................      4.58                    14               0.91             0.47
Year ended 11/30/1993................      4.65                    26               0.84             0.49
Year ended 11/30/1992................      5.04                    13               0.97             0.50
Year ended 11/30/1991................      5.67                    24               0.73             0.55
Period ended 11/30/1990**............      6.09+                   19               0.80+            0.55


INVESTOR C SHARES

Six Months ended 09/30/1996(unaudited)     4.31%+                  11%              1.23%+         $ 0.21
Period ended 03/31/1996(b)...........      4.22+                    2               1.26+            0.14
Year ended 11/30/1995................      4.37                    22               1.24             0.44
Year ended 11/30/1994................      4.18                    14               1.31             0.43
Year ended 11/30/1993................      4.05                    26               1.44             0.43
Period ended 11/30/1992**............      3.99+                   13               2.80+            0.12


INVESTOR N SHARES

Six Months ended 09/30/1996(unaudited)     4.31%+                  11%              1.23%+         $ 0.21
Period ended 03/31/1996(b)...........      4.22+                    2               1.26+            0.14
Year ended 11/30/1995................      4.37                    22               1.24             0.44
Year ended 11/30/1994................      4.26                    14               1.23             0.43
Period ended 11/30/1993**............      4.30+                   26               1.19+            0.20

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS        TOTAL       NET ASSET
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      DIVIDENDS       VALUE
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT        AND         END OF
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     DISTRIBUTIONS    PERIOD
                                     -------------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited).................  $  9.38      $ 0.24         $ 0.07           $  0.31         $(0.24)       $ (0.24)       $9.45
Period ended 03/31/1996(b)....     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.51           1.33              1.84          (0.51)         (0.51)        9.62
Period ended 11/30/1994*......    10.00        0.45          (1.71)            (1.26)         (0.45)         (0.45)        8.29
INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited).................  $  9.38      $ 0.23         $ 0.07           $  0.30         $(0.23)       $ (0.23)       $9.45
Period ended 03/31/1996(b)....     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.49           1.33              1.82          (0.49)         (0.49)        9.62
Year ended 11/30/1994.........     9.77        0.49          (1.48)            (0.99)         (0.49)         (0.49)        8.29
Period ended 11/30/1993*......     9.84        0.03          (0.07)            (0.04)         (0.03)         (0.03)        9.77
INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited).................  $  9.38      $ 0.22         $ 0.07           $  0.29         $(0.22)       $ (0.22)       $9.45
Period ended 03/31/1996(b)....     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Period ended 11/30/1994*......     8.38        0.03          (0.09)            (0.06)         (0.03)         (0.03)        8.29
INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited).................  $  9.38      $ 0.20         $ 0.07           $  0.27         $(0.20)       $ (0.20)       $9.45
Period ended 03/31/1996(b)....     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Year ended 11/30/1994.........     9.77        0.44          (1.48)            (1.04)         (0.44)         (0.44)        8.29
Period ended 11/30/1993*......    10.00        0.04          (0.23)            (0.19)         (0.04)         (0.04)        9.77

---------------
* Nations Virginia Municipal Bond Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on January 11, 1994, November 8, 1993, November 3, 1994, and October 21, 1993, respectively.

+    Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         RATIO OF
                                                         RATIO OF        OPERATING
                                           NET ASSETS    OPERATING      EXPENSES TO
                                             END OF     EXPENSES TO     AVERAGE NET
                                 TOTAL       PERIOD     AVERAGE NET   ASSETS INCLUDING
                                RETURN++   (IN 000'S)     ASSETS      INTEREST EXPENSE
                               -------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited).................    3.35%       $ 4,336       0.60%+            (a)
Period ended 03/31/1996(b)....   (0.84)         3,296       0.60+           0.61%+
Year ended 11/30/1995.........   22.63          3,527       0.39              (a)
Period ended 11/30/1994*......  (12.86)           432       0.21+             (a)

INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited).................    3.25%       $   704       0.80%+            (a)
Period ended 03/31/1996(b)....   (0.91)           661       0.80+           0.81%+
Year ended 11/30/1995.........   22.39            650       0.59              (a)
Year ended 11/30/1994.........  (10.44)           168       0.39              (a)
Period ended 11/30/1993*......   (0.42)            25       0.10+             --

INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited).................    3.09%      $     44       1.10%+            (a)
Period ended 03/31/1996(b)....   (1.03)            43       1.16+           1.17%+
Year ended 11/30/1995.........   21.71             34       1.14              (a)
Period ended 11/30/1994*......   (0.67)             2       0.96+             (a)

INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited).................    2.97%      $ 15,195       1.35%+            (a)
Period ended 03/31/1996(b)       (1.09)        15,938       1.35+           1.36%+
Year ended 11/30/1995.........   21.72         16,489       1.14              (a)
Year ended 11/30/1994.........  (10.95)        12,738       0.96              (a)
Period ended 11/30/1993*......   (1.93)         6,580       0.70+             --

                                                                   WITHOUT WAIVERS AND/OR
                                                                   EXPENSE REIMBURSEMENT
                                                               ----------------------------
                                   RATIO OF                      RATIO OF
                                NET INVESTMENT                  OPERATING          NET
                                  INCOME TO      PORTFOLIO     EXPENSES TO      INVESTMENT
                                 AVERAGE NET     TURNOVER      AVERAGE NET      INCOME PER
                                    ASSETS         RATE          ASSETS            SHARE
                                 ----------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1996
  (unaudited).................      5.11%+          27%           0.96%+       $  0.22
Period ended 03/31/1996(b)....      5.06+            8            1.07+           0.14
Year ended 11/30/1995.........      5.51            16            1.04            0.46
Period ended 11/30/1994*......      5.52+           61            0.99+           0.38

INVESTOR A SHARES
Six Months ended 09/30/1996
  (unaudited).................      4.91%+          27%           1.16%+        $ 0.21
Period ended 03/31/1996(b)....      4.86+            8            1.27+           0.14
Year ended 11/30/1995.........      5.31            16            1.24            0.44
Year ended 11/30/1994.........      5.34            61            1.17            0.43
Period ended 11/30/1993*......      3.88+            0            1.30+           0.02

INVESTOR C SHARES
Six Months ended 09/30/1996
  (unaudited).................      4.61%+          27%           1.46%+        $ 0.20
Period ended 03/31/1996(b)....      4.50+            8            1.63+           0.12
Year ended 11/30/1995.........      4.76            16            1.79            0.39
Period ended 11/30/1994*......      4.77+           61            1.74+           0.03

INVESTOR N SHARES
Six Months ended 09/30/1996
  (unaudited).................      4.36%+          27%           1.71%+        $ 0.18
Period ended 03/31/1996(b)          4.31+            8            1.82+           0.12
Year ended 11/30/1995.........      4.76            16            1.79            0.39
Year ended 11/30/1994.........      4.77            61            1.74            0.37
Period ended 11/30/1993*......      3.28+            0            1.90+           0.03


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers thirty-two separate portfolios. The information presented in these financial statements pertains only to the following funds: Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor C Shares and Investor N Shares. The Board of Trustees has authorized the issuance of Primary B Shares for all Funds. As of September 30, 1996, no Primary B Shares have been issued. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class, and separate voting rights on matters in which the interests of one class of shares differs from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Investments in municipal bonds are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, sell features and ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair market value under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Certain states' municipal obligations may be obligations of issuers that rely in whole or in part on state specific revenues, real property taxes and revenues from health care institutions, as appropriate, or obligations secured by mortgages on real property. Consequently, state law affecting these obligations and the possible effects on these obligations of economic conditions in such states must be considered.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments and amortization of original issue discounts on the effective yield method, is earned from the settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until the settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and pay such dividends monthly. Each Fund will distribute net realized capital gains, unless offset by any available capital loss carryforward, annually after the fiscal year in which the capital gains were earned. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("Nations Bank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive an advisory fee at the following annual rates of the average daily net assets of each Fund:

                                                                                      ANNUAL RATE
                                                                                      ----------
        Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal          0.50%
        Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia
        Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal
        Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations
        South Carolina Intermediate Municipal Bond Fund, Nations Tennessee
        Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond
        Fund and Nations Virginia Intermediate Municipal Bond Fund

        Nations Municipal Income Fund, Nations Florida Municipal Bond Fund, Nations       0.60%
        Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations
        North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond
        Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond
        Fund and Nations Virginia Municipal Bond Fund

The Trust has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Fund at the annual rate of 0.07% of such Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement ("Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement ("Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust and Nations Fund, Inc. and Nations Fund Portfolios, Inc. (other registered open-end investment companies that are a part of the Nations Fund Family) on a combined basis. NationsBank serves as the sub-administrator of the Trust pursuant to a sub-administration agreement ("Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1996, Stephens earned $298,438 from the Funds for its administration services, of which $50,228 was paid to NationsBank for its services as sub-administrator.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

The investment adviser, sub-adviser, administrator, co-administrator and custodian may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended September 30, 1996, the investment adviser and custodian voluntarily waived fees as follows:

                                                                                                 FEES WAIVED BY
                                                                                             ----------------------
                                                                                             ADVISER      CUSTODIAN
                                                                                             ---------------------
Nations Short-Term Municipal Income Fund...................................................  $142,668      $ 6,555
Nations Intermediate Municipal Bond Fund...................................................   137,843           --
Nations Municipal Income Fund..............................................................   155,561           --
Nations Florida Intermediate Municipal Bond Fund...........................................    78,675           --
Nations Florida Municipal Bond Fund........................................................    59,744        4,485
Nations Georgia Intermediate Municipal Bond Fund...........................................    83,582           --
Nations Georgia Municipal Bond Fund........................................................    28,080        2,764
Nations Maryland Intermediate Municipal Bond Fund..........................................   114,569           --
Nations Maryland Municipal Bond Fund.......................................................    31,330        2,520
Nations North Carolina Intermediate Municipal Bond Fund....................................    60,679           --
Nations North Carolina Municipal Bond Fund.................................................    45,604        3,438
Nations South Carolina Intermediate Municipal Bond Fund....................................    98,824           --
Nations South Carolina Municipal Bond Fund.................................................    31,391        2,596
Nations Tennessee Intermediate Municipal Bond Fund.........................................    39,721           --
Nations Tennessee Municipal Bond Fund......................................................    22,944        1,981
Nations Texas Intermediate Municipal Bond Fund.............................................    52,894           --
Nations Texas Municipal Bond Fund..........................................................    31,676        3,775
Nations Virginia Intermediate Municipal Bond Fund..........................................   265,824           --
Nations Virginia Municipal Bond Fund.......................................................    32,561        3,322

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Funds and, for the six months ended September 30, 1996, earned $72,451 (excluding fee waivers) for providing such services. First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1996, earned approximately $55,033 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1996, the Funds were informed that the distributor received $370,877 in contingent deferred sales charges from Investor A, Investor C and Investor N Shares of the Funds. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each trustee in attending such meetings.

The Trust's eligible trustees may participate in a nonqualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expense for the deferred compensation plan is included in the "Trustees' Fees and Expenses" line of the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor A Shares of Nations Short-Term Municipal Income Fund, Investor C Shares and Investor N Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor C Shares and Investor N Shares of each Fund. The Investor A Plan permits the Funds to compensate (i) servicing agents for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares of Nations Short-

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

Term Municipal Income Fund, Investor C Shares and Investor N Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares or Investor N Shares, respectively. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the Funds. Fees paid pursuant to the plans are charged as expenses of Investor A Shares, Investor C Shares and Investor N Shares, respectively, of each Fund as accrued by each Fund.

For the six months ended September 30, 1996, the effective rates paid by the Funds, as a percentage of average daily net assets, pursuant to the aforementioned plans are as follows:

                                                                   INVESTOR A   INVESTOR C   INVESTOR C   INVESTOR N   INVESTOR N
                                                         INVESTOR  SERVICING   DISTRIBUTION  SERVICING   DISTRIBUTION  SERVICING
                          FUND                            A PLAN      PLAN         PLAN         PLAN         PLAN         PLAN
                                                         ------------------------------------------------------------------------
Nations Short-Term Municipal Income Fund................     0.20%      --           0.10%        0.25%        0.10%        0.25%
Nations Intermediate Municipal Bond Fund................     0.20      N/A           0.25         0.25         0.25         0.25
Nations Municipal Income Fund...........................     0.20      N/A           0.25         0.25         0.50         0.25
Nations Florida Intermediate Municipal Bond Fund........     0.20      N/A           0.25         0.25         0.25         0.25
Nations Florida Municipal Bond Fund.....................     0.20      N/A           0.25         0.25         0.50         0.25
Nations Georgia Intermediate Municipal Bond Fund........     0.20      N/A           0.25         0.25         0.25         0.25
Nations Georgia Municipal Bond Fund.....................     0.20      N/A           0.25         0.25         0.50         0.25
Nations Maryland Intermediate Municipal Bond Fund.......     0.20      N/A           0.25         0.25         0.25         0.25
Nations Maryland Municipal Bond Fund....................     0.20      N/A           0.25         0.25         0.50         0.25
Nations North Carolina Intermediate Municipal Bond
  Fund..................................................     0.20      N/A           0.25         0.25         0.25         0.25
Nations North Carolina Municipal Bond Fund..............     0.20      N/A           0.25         0.25         0.50         0.25
Nations South Carolina Intermediate Municipal Bond
  Fund..................................................     0.20      N/A           0.25         0.25         0.25         0.25
Nations South Carolina Municipal Bond Fund..............     0.20      N/A           0.25         0.25         0.50         0.25
Nations Tennessee Intermediate Municipal Bond Fund......     0.20      N/A           0.25         0.25         0.25         0.25
Nations Tennessee Municipal Bond Fund...................     0.20      N/A           0.25         0.25         0.50         0.25
Nations Texas Intermediate Municipal Bond Fund..........     0.20      N/A           0.25         0.25         0.25         0.25
Nations Texas Municipal Bond Fund.......................     0.20      N/A           0.25         0.25         0.50         0.25
Nations Virginia Intermediate Municipal Bond Fund.......     0.20      N/A           0.25         0.25         0.25         0.25
Nations Virginia Municipal Bond Fund....................     0.20      N/A           0.25         0.25         0.50         0.25

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate costs of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended September 30, 1996 were as follows:

                                                                                         PURCHASES         SALES
                                                                                        ---------------------------
Nations Short-Term Municipal Income Fund............................................    $26,497,819     $24,123,629
Nations Intermediate Municipal Bond Fund............................................     23,808,294      13,643,928
Nations Municipal Income Fund.......................................................      6,879,178      18,413,638
Nations Florida Intermediate Municipal Bond Fund....................................      5,726,565       4,728,887
Nations Florida Municipal Bond Fund.................................................      4,819,090       6,290,577
Nations Georgia Intermediate Municipal Bond Fund....................................      2,164,700       1,801,365
Nations Georgia Municipal Bond Fund.................................................        498,750         477,946
Nations Maryland Intermediate Municipal Bond Fund...................................        630,087       5,135,133
Nations Maryland Municipal Bond Fund................................................      2,503,507       1,541,667
Nations North Carolina Intermediate Municipal Bond Fund.............................      5,378,907       5,207,129
Nations North Carolina Municipal Bond Fund..........................................      4,732,680       6,538,488
Nations South Carolina Intermediate Municipal Bond Fund.............................      5,019,935       3,074,460
Nations South Carolina Municipal Bond Fund..........................................      3,202,448         943,765
Nations Tennessee Intermediate Municipal Bond Fund..................................      3,357,160       2,910,229
Nations Tennessee Municipal Bond Fund...............................................      1,596,975         998,966
Nations Texas Intermediate Municipal Bond Fund......................................      6,757,065       4,182,572
Nations Texas Municipal Bond Fund...................................................      4,806,710       4,685,930
Nations Virginia Intermediate Municipal Bond Fund...................................     25,089,732      40,076,010
Nations Virginia Municipal Bond Fund................................................      6,779,658       5,293,696

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

At September 30, 1996, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes was as follows:

                                                                                          TAX BASIS        TAX BASIS
                                                                                          UNREALIZED       UNREALIZED
                                                                                         APPRECIATION     DEPRECIATION
                                                                                         --------------------------
Nations Short-Term Municipal Income Fund.............................................     $  759,658        $ 22,350
Nations Intermediate Municipal Bond Fund.............................................      2,194,216         227,549
Nations Municipal Income Fund........................................................      5,949,963          52,390
Nations Florida Intermediate Municipal Bond Fund.....................................      1,359,121          98,245
Nations Florida Municipal Bond Fund..................................................      1,218,769         279,113
Nations Georgia Intermediate Municipal Bond Fund.....................................      1,801,149         118,369
Nations Georgia Municipal Bond Fund..................................................        348,420         104,912
Nations Maryland Intermediate Municipal Bond Fund....................................      2,321,058         414,677
Nations Maryland Municipal Bond Fund.................................................        356,879          71,153
Nations North Carolina Intermediate Municipal Bond Fund..............................      1,227,855          65,860
Nations North Carolina Municipal Bond Fund...........................................        863,496          38,278
Nations South Carolina Intermediate Municipal Bond Fund..............................      1,808,094         245,311
Nations South Carolina Municipal Bond Fund...........................................        379,097          61,042
Nations Tennessee Intermediate Municipal Bond Fund...................................        343,860          37,215
Nations Tennessee Municipal Bond Fund................................................        248,381          19,593
Nations Texas Intermediate Municipal Bond Fund.......................................        566,568          62,344
Nations Texas Municipal Bond Fund....................................................        738,658           7,347
Nations Virginia Intermediate Municipal Bond Fund....................................      8,071,174         376,948
Nations Virginia Municipal Bond Fund.................................................        567,915          37,740

5.  SHARES OF BENEFICIAL INTEREST.

As of September 30, 1996, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. Such costs have been fully amortized for Nations Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund.

7.  LINE OF CREDIT.

During the six month period ending September 30, 1996, the Trust participated in a $25 million line of credit provided by Mellon Bank, N.A. ("Mellon Bank") under a Line of Credit Agreement (the "Agreement") dated March 17, 1996. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under this Agreement, each Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowings is payable either at the higher of Mellon Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Funds and the other affiliated entities which are parties to the Agreement are charged an aggregate commitment fee of 0.25% per annum on the amount of the line of credit. Each Fund shall be liable only for that portion of the commitment fee with respect to such Fund and shall not be liable for the portion of the commitment fee of any other participating Fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 of net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

During the six months ended September 30, 1996, the Funds had the following borrowings under the Agreement:

                                    AMOUNT
                                  OUTSTANDING                                                 AVERAGE
                                      AT            MAXIMUM        AVERAGE                     DEBT        INTEREST
                                 SEPTEMBER 30,      AMOUNT         AMOUNT        AVERAGE        PER          RATE        INTEREST
             FUND                    1996         OUTSTANDING    OUTSTANDING      SHARES       SHARE     HIGH    LOW     EXPENSE
------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Municipal
  Income Fund.................            --      $  700,000      $  28,962      6,819,495    $0.0042    5.70%   5.50%   $  820
Nations Intermediate Municipal
  Bond Fund...................            --         600,000         18,033      8,745,752     0.0021    5.50%   5.45%      501
Nations Municipal Income
  Fund........................            --       2,000,000        133,880      9,712,028     0.0138    6.00%   5.45%    3,745
Nations Florida Municipal Bond
  Fund........................     $ 100,000         700,000         37,158      4,048,523     0.0092    6.30%   5.35%    1,042
Nations Georgia Intermediate
  Municipal Bond Fund.........            --         300,000         11,475      5,345,708     0.0021    5.57%   5.40%      318
Nations Georgia Municipal Bond
  Fund........................            --         100,000          3,278      1,514,260     0.0022    6.00%   5.50%       97
Nations Maryland Intermediate
  Municipal Bond Fund.........            --         400,000         14,754      7,986,186     0.0018    5.70%   5.45%      422
Nations Maryland Municipal
  Bond Fund...................            --         300,000          3,279      1,466,132     0.0022    5.50%   5.45%       91
Nations North Carolina
  Intermediate Municipal Bond
  Fund........................            --       1,400,000          9,290      3,807,596     0.0024    5.50%   5.45%      260
Nations North Carolina
  Municipal Bond Fund.........            --         700,000         19,672      3,101,853     0.0063    5.95%   5.45%      554
Nations Tennessee Intermediate
  Municipal Bond Fund.........            --         500,000          4,918      1,885,603     0.0026    5.50%   5.45%      137
Nations Tennessee Municipal
  Bond Fund...................            --         100,000          2,732        858,424     0.0032    6.00%   5.45%       78
Nations Texas Intermediate
  Municipal Bond Fund.........            --         200,000          4,372      3,203,647     0.0014    5.70%   5.40%      123
Nations Texas Municipal Bond
  Fund........................            --         200,000          6,011      1,845,108     0.0033    5.75%   5.50%      172
Nations Virginia Intermediate
  Municipal Bond Fund.........       100,000       2,000,000         79,235     21,718,565     0.0036    6.30%   5.35%    2,217
Nations Virginia Municipal
  Bond Fund...................            --         200,000          3,279      2,141,255     0.0015    6.00%   5.50%       95

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six month period ended September 30, 1996.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

8. CAPITAL LOSS CARRYFORWARD.

At March 31, 1996, the following Funds had available for Federal income tax purposes the following unused capital losses:

                                                                           LOSSES       LOSSES      LOSSES
                                                                          DEFERRED     DEFERRED    DEFERRED
                                                                          EXPIRING     EXPIRING    EXPIRING
                             NAME OF FUND                                 IN 2002      IN 2003     IN 2004
-----------------------------------------------------------------------------------------------------------
Nations Short-Term Municipal Income Fund...............................  $  330,511   $  373,533      --
Nations Intermediate Municipal Bond Fund...............................      70,404      273,438      --
Nations Municipal Income Fund..........................................   1,980,689    2,394,822      --
Nations Florida Intermediate Municipal Bond Fund.......................     216,636      752,907      --
Nations Florida Municipal Bond Fund....................................     531,197      354,485      --
Nations Georgia Intermediate Municipal Bond Fund.......................      19,833      321,604      --
Nations Georgia Municipal Bond Fund....................................     173,077      222,938      --
Nations Maryland Intermediate Municipal Bond Fund......................      --          985,479      --
Nations Maryland Municipal Bond Fund...................................      31,592        4,504      --
Nations North Carolina Intermediate Municipal Bond Fund................      --          329,168      --
Nations North Carolina Municipal Bond Fund.............................     358,960      425,261      --
Nations South Carolina Intermediate Municipal Bond Fund................      24,129      395,705      --
Nations South Carolina Municipal Bond Fund.............................      --           33,479      --
Nations Tennessee Intermediate Municipal Bond Fund.....................     254,343       53,285      --
Nations Tennessee Municipal Bond Fund..................................      34,041      174,808      --
Nations Texas Intermediate Municipal Bond Fund.........................     543,710      474,023      --
Nations Texas Municipal Bond Fund......................................     664,167      131,901      --
Nations Virginia Intermediate Municipal Bond Fund......................      --        1,674,683      --
Nations Virginia Municipal Bond Fund...................................     514,704       77,074   $ 12,358

9. REORGANIZATION.

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                        VALUE OF      TOTAL NET     TOTAL NET    TOTAL NET ASSETS
                                     SHARES ISSUED   SHARES ISSUED    ASSETS OF     ASSETS OF      OF ACQUIRING     ACQUIRED FUND
ACQUIRING   ACQUIRED   ACQUISITION   BY ACQUIRING     BY ACQUIRING     ACQUIRED     ACQUIRING       FUND AFTER       UNREALIZED
FUND         FUND         DATE           FUND             FUND           FUND         FUND         ACQUISITION      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Nations       Peachtree
Georgia       Georgia
Intermediate  Tax-Free
Municipal     Income
Bond          Fund
Fund                     09/27/1996    120,237         $1,278,074     $1,278,074   $56,411,252     $ 57,689,326        $28,589

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Managed Index Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

For more complete information, including charges and expenses, please contact your investment representative or Nations Fund at (800) 982-2271 for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Fund. This material must be accompanied or preceded by a Nations Fund prospectus.

[NATIONS
   FUND
 LOGO]                                                  -----------------------
                                                                 BULK RATE
P.O. Box 34602                                              U.S. POSTAGE PAID
Charlotte, NC 28234-4602                                           PAID
Toll Free 1-800-982-2271                                        BOSTON, MA
                                                                PERMIT NO.
                                                                   54201
                                                         ----------------------



SAR2 1N-97816-996